UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: January 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

JAN    01.31.17

SEMI-ANNUAL REPORT

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

+	AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	AB MULTI-MANAGER SELECT 2010 FUND
+	AB MULTI-MANAGER SELECT 2015 FUND
+	AB MULTI-MANAGER SELECT 2020 FUND
+	AB MULTI-MANAGER SELECT 2025 FUND
+	AB MULTI-MANAGER SELECT 2030 FUND
+	AB MULTI-MANAGER SELECT 2035 FUND
+	AB MULTI-MANAGER SELECT 2040 FUND
+	AB MULTI-MANAGER SELECT 2045 FUND
+	AB MULTI-MANAGER SELECT 2050 FUND
+	AB MULTI-MANAGER SELECT 2055 FUND

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

March 13, 2017

Semi-Annual Report

This report provides management’s discussion of the performance for AB Multi-Manager Select Retirement Funds (collectively the “Funds”; individually a “Fund”) for the semi-annual reporting period ended January 31, 2017.

Investment Objectives and Policies

Each Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

In seeking to achieve their investment objective, the Funds focus their investments while seeking to minimize short-term risks on a combination of AB mutual funds as well as mutual funds and exchange-traded funds (“ETFs”) managed by unaffiliated third parties (“Underlying Portfolios”) representing a variety of asset classes and investment styles. Each Fund invests in the Underlying Portfolios in accordance with its current asset mix. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Funds’ sub-adviser, during the reporting period selected Underlying Portfolios within each asset class for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AllianceBernstein L.P. (the “Adviser”) has directed Morningstar to typically select Underlying Portfolios so that a target of 33%, but no more than 40%, of each Fund is invested in AB mutual funds.

Other than the AB Multi-Manager Select Retirement Allocation Fund, each Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). Each Fund’s asset mix becomes more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately 15 years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described fully in the prospectus. The AB Multi-Manager Select Retirement Allocation Fund is managed according to a conservative asset allocation, and such Fund’s portfolio allocation will not necessarily become more conservative over time.

The Funds allocate their investments in Underlying Portfolios that invest in the following asset classes: equities, equity diversifiers, inflation sensitive instruments, fixed-income diversifiers and fixed-income securities (including high-yield bonds or “junk bonds”). For these purposes, inflation sensitive

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	1

instruments include funds focused on real estate securities, commodities and inflation-protected securities; fixed-income diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds; and equity diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Funds may also invest directly in investments within each asset class. The Underlying Portfolios may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Portfolios’ portfolio from a decline in value.

In making asset allocation decisions, the Adviser uses its proprietary dynamic asset allocation process (“DAA”). DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Funds’ investment exposure in changing market conditions and thereby reduce overall portfolio volatility by seeking to mitigate the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce a Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Funds primarily by adjusting an Underlying Portfolio’s investments.

Investment Results

The tables on pages 8-18 provide performance data for the Funds and their benchmarks, the Standard & Poor’s (“S&P”) Target Date Index Series, for the six- and 12-month periods ended January 31, 2017.

The benchmarks are as follows: Retirement Allocation Fund, the S&P Target Date Retirement Income Index-GDR; Select 2010 Fund, the S&P Target Date 2010 Index-GDR; Select 2015 Fund, the S&P Target Date 2015 Index-GDR; Select 2020 Fund, the S&P Target Date 2020 Index-GDR; Select 2025 Fund, the S&P Target Date 2025 Index-GDR; Select 2030 Fund, the S&P Target Date 2030 Index-GDR; Select 2035 Fund, the S&P Target Date 2035 Index-GDR; Select 2040 Fund, the S&P Target Date 2040 Index-GDR; Select 2045 Fund, the S&P Target Date 2045 Index-GDR; Select 2050 Fund, the S&P Target Date 2050 Index-GDR; Select 2055 Fund, the S&P Target Date 2055+ Index-GDR. Additional performance for the Funds may be found on pages 19-40.

2	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

For the six-month period, the Class A shares of all vintages except the 2055 vintage outperformed their respective benchmarks, although certain share classes of the Retirement Allocation, 2010-2025 and 2050 vintages underperformed, before sales charges.

Relative to the S&P Target Date indices, strategic asset allocation detracted across all vintages, with lower allocation in US small/mid-caps, higher allocation in real assets and defensive equities detracting most from performance, which more than offset the contribution from a lower allocation in core bonds and short duration bonds. Underlying fund selection was also positive. Notable contributors included Templeton Global Bond Fund (high income bonds) and AQR Long/Short Equity Fund (equity diversifier). Detractors included MFS Value Fund (equities) and AQR International Defensive Style Fund (defensive equities). Tactical asset allocation, employed through the Adviser’s DAA process, contributed to performance. During the period, DAA on average overweighted US small/mid-caps and emerging equities, while underweighting US large-caps and core bonds. Within the period, DAA also moved from underweight in international equities to overweight. The main contributors to DAA performance during the period were overweights in US small/mid-caps, emerging equities and an underweight in core bonds.

For the 12-month period, the Class A shares of all vintages except the 2045-2055 vintages outperformed their respective benchmarks, although certain share classes of each vintage underperformed, before sales charges.

Relative to the S&P Target Date indices, strategic asset allocation detracted on average, with a lower allocation in US small/mid-caps and higher allocation in equity diversifiers detracting most from performance, offsetting the contribution from a lower allocation in core bonds and short duration bonds. Underlying fund selection also contributed to performance. Notable contributors included AQR Long/Short Equity Fund (equity diversifier) and AQR Risk-Balanced Commodities Fund (inflation sensitive). Detractors included AB Growth & Income Fund (equities) and MFS Value Fund (equities). Tactical asset allocation detracted from performance. During the period, DAA on average overweighted emerging equities, high income and US small/mid-caps, while underweighting US and international large-caps, commodities and core bonds. DAA detracted from performance during market rallies in the first half of the 12-month period mostly due to underweights in US and international large-caps, offsetting positive contribution during the second half of the 12-month period. Overweights in emerging equities and US small/mid-caps contributed most within the entire period.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	3

The Funds did not directly utilize derivatives during either period.

Market Review and Investment Strategy

Global equities advanced overall during the six-month period ended January 31, 2017. Regional differences were slight, with US equities outperforming while international and emerging-market equities followed closely behind.

In fixed-income markets, global bonds decreased in absolute terms. The US 10-year Treasury yield rose a full percentage point (with a jump of over 0.40% after Donald Trump’s US presidential election win) to end the period at 2.45%. The weak performance of developed-market treasuries generally lagged negative returns from investment-grade credit securities and emerging-market local-currency government bonds, all of which trailed the rally in global high yield. Yields at the long end of the curve rose across the board in developing countries, while short maturities generally fell outside of the US.

The period was dominated by President Trump’s unexpected win. Investors speculated over potential policy changes with important implications for economic growth, trade and inflation. However, by the end of January, a newly announced US travel ban weighed on sentiment as investors sought to digest the potential economic impact on earnings growth in the consumer discretionary and technology sectors.

Central bank positioning swayed markets as well. The European Central Bank caught markets off guard in early December with its plans to reduce the monthly pace of its asset purchase program, though investors welcomed its “sustained presence” in euro-area markets. The US Federal Reserve, on the other hand, increased official rates as expected, while adopting a hawkish tone with respect to uncertainty surrounding how the Trump administration’s protectionist campaign rhetoric would be reflected in its policies.

4	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P Target Date Index Series Indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P Target Date Index Series (each, an “Index”) reflects exposure to various asset classes included in target date funds driven by a survey of such funds for each particular target date. These asset class exposures include US large-cap, US mid-cap, US small-cap, international equities, emerging markets, US and international real estate investment trusts, core fixed-income, short-term treasuries, Treasury inflation-protected securities, high-yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The original inception date for the Indices was September 25, 2008, except the S&P Target Date 2050 Index, which was May 31, 2011, and the S&P Target Date 2055+ Index, which was May 31, 2012. The Index returns are calculated on a daily basis and will continue to be calculated daily. The performance of the Index does not reflect the deduction of expenses associated with a fund or the ETFs included in the Index, such as investment management fees. Gross returns include the reinvestment of dividends prior to the deduction of non-US withholding tax. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

Market Risk: The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or US or non-US securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which they might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of the Funds’ assets be invested in AB mutual funds as noted above may adversely affect the Funds’ performance.

Interest Rate Risk: Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

offset by higher income from new investments. The Funds may be subject to a heightened risk of rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-US) Risk: Investments in non-US issuers by Underlying Portfolios may involve more risk than investments in US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

(Disclosures, Risks and Note about Historical Performance continued on next page)

6	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

Non-Diversification Risk: The Funds may have more risk because they are “non-diversified”, meaning that the Funds can invest more of their assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Funds’ NAV.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Funds bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Management Risk: The Funds are subject to management risk because they are actively managed investment funds. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that their techniques will produce the intended results.

These risks are fully discussed in the Funds’ prospectus. As with all investments, you may lose money by investing in the Funds.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Funds have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Funds’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	7

Disclosures and Risks

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select Retirement Allocation Fund
Class A	0.57%	7.14%

Class C	0.19%	6.27%

Advisor Class*	0.76%	7.42%

Class R*	0.58%	6.89%

Class K*	0.65%	7.17%

Class I*	0.75%	7.47%

Class Z*	0.80%	7.42%

S&P Target Date Retirement Income Index-GDR	0.29%	6.82%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

8	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2010 Fund
Class A	1.19%	9.33%

Class C	0.79%	8.41%

Advisor Class*	1.30%	9.52%

Class R*	1.08%	9.09%

Class K*	1.12%	9.23%

Class I*	1.37%	9.57%

Class Z*	1.39%	9.60%

S&P Target Date 2010 Index-GDR	1.06%	8.55%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	9

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2015 Fund
Class A	1.85%	10.86%

Class C	1.44%	10.00%

Advisor Class*	1.98%	11.18%

Class R*	1.71%	10.56%

Class K*	1.79%	10.85%

Class I*	1.97%	11.25%

Class Z*	1.92%	11.08%

S&P Target Date 2015 Index-GDR	1.67%	10.15%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

10	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2020 Fund
Class A	2.33%	11.97%

Class C	1.99%	11.10%

Advisor Class*	2.48%	12.20%

Class R*	2.30%	11.69%

Class K*	2.39%	11.87%

Class I*	2.51%	12.20%

Class Z*	2.49%	12.18%

S&P Target Date 2020 Index-GDR	2.29%	11.62%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	11

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2025 Fund
Class A	3.01%	13.07%

Class C	2.60%	12.23%

Advisor Class*	3.12%	13.37%

Class R*	2.86%	12.90%

Class K*	2.98%	13.10%

Class I*	3.19%	13.42%

Class Z*	3.18%	13.41%

S&P Target Date 2025 Index-GDR	2.86%	12.95%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

12	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2030 Fund
Class A	3.88%	14.57%

Class C	3.44%	13.70%

Advisor Class*	3.99%	14.87%

Class R*	3.65%	14.19%

Class K*	3.86%	14.64%

Class I*	3.99%	14.87%

Class Z*	4.04%	14.80%

S&P Target Date 2030 Index-GDR	3.38%	14.14%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

       Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	13

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2035 Fund
Class A	4.57%	15.73%

Class C	4.03%	14.76%

Advisor Class*	4.58%	15.90%

Class R*	4.32%	15.35%

Class K*	4.50%	15.75%

Class I*	4.61%	15.95%

Class Z*	4.68%	16.03%

S&P Target Date 2035 Index-GDR	3.89%	15.27%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

       Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

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14	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2040 Fund
Class A	4.77%	16.29%

Class C	4.41%	15.35%

Advisor Class*	4.91%	16.58%

Class R*	4.71%	16.00%

Class K*	4.81%	16.31%

Class I*	4.94%	16.53%

Class Z*	5.00%	16.60%

S&P Target Date 2040 Index-GDR	4.27%	16.10%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	15

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2045 Fund
Class A	5.03%	16.54%

Class C	4.65%	15.74%

Advisor Class*	5.16%	16.80%

Class R*	4.88%	16.28%

Class K*	5.14%	16.64%

Class I*	5.13%	16.85%

Class Z*	5.20%	16.93%

S&P Target Date 2045 Index-GDR	4.60%	16.80%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

16	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2050 Fund
Class A	5.17%	16.99%

Class C	4.72%	16.06%

Advisor Class*	5.35%	17.30%

Class R*	4.99%	16.64%

Class K*	5.21%	16.99%

Class I*	5.29%	17.15%

Class Z*	5.34%	17.21%

S&P Target Date 2050 Index-GDR	4.88%	17.38%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	17

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2055 Fund
Class A	5.04%	16.73%

Class C	4.70%	15.96%

Advisor Class*	5.26%	17.06%

Class R*	4.92%	16.49%

Class K*	5.16%	16.86%

Class I*	5.23%	17.03%

Class Z*	5.28%	17.08%

S&P Target Date 2055+ Index-GDR	5.12%	17.81%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

18	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.14%	2.64%
Since Inception*	2.44%	0.39%

Class C Shares
1 Year	6.27%	5.27%
Since Inception*	1.61%	1.61%

Advisor Class Shares†
1 Year	7.42%	7.42%
Since Inception*	2.67%	2.67%

Class R Shares†
1 Year	6.89%	6.89%
Since Inception*	2.14%	2.14%

Class K Shares†
1 Year	7.17%	7.17%
Since Inception*	2.42%	2.42%

Class I Shares†
1 Year	7.47%	7.47%
Since Inception*	2.68%	2.68%

Class Z Shares†
1 Year	7.42%	7.42%
Since Inception*	2.65%	2.65%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 8.85%, 11.51%, 9.62%, 5.56%, 4.88%, 8.05% and 7.86% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.42%, 1.17%, 0.17%, 0.67%, 0.42%, 0.17% and 0.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	19

Historical Performance

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.39%
Since Inception*	-0.11%

Class C Shares
1 Year	3.07%
Since Inception*	1.20%

Advisor Class Shares†
1 Year	5.03%
Since Inception*	2.21%

Class R Shares†
1 Year	4.52%
Since Inception*	1.69%

Class K Shares†
1 Year	4.79%
Since Inception*	1.97%

Class I Shares†
1 Year	5.09%
Since Inception*	2.24%

Class Z Shares†
1 Year	5.04%
Since Inception*	2.21%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

20	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	9.33%	4.69%
Since Inception*	3.31%	1.24%

Class C Shares
1 Year	8.41%	7.41%
Since Inception*	2.47%	2.47%

Advisor Class Shares†
1 Year	9.52%	9.52%
Since Inception*	3.53%	3.53%

Class R Shares†
1 Year	9.09%	9.09%
Since Inception*	3.06%	3.06%

Class K Shares†
1 Year	9.23%	9.23%
Since Inception*	3.22%	3.22%

Class I Shares†
1 Year	9.57%	9.57%
Since Inception*	3.54%	3.54%

Class Z Shares†
1 Year	9.60%	9.60%
Since Inception*	3.55%	3.55%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 4.62%, 6.03%, 4.11%, 4.14%, 3.39%, 11.01% and 6.84% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	21

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	1.59%
Since Inception*	0.68%

Class C Shares
1 Year	4.41%
Since Inception*	1.99%

Advisor Class Shares†
1 Year	6.41%
Since Inception*	3.05%

Class R Shares†
1 Year	5.89%
Since Inception*	2.54%

Class K Shares†
1 Year	6.14%
Since Inception*	2.75%

Class I Shares†
1 Year	6.38%
Since Inception*	3.03%

Class Z Shares†
1 Year	6.40%
Since Inception*	3.05%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

22	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	10.86%	6.11%
Since Inception*	3.86%	1.78%

Class C Shares
1 Year	10.00%	9.00%
Since Inception*	3.07%	3.07%

Advisor Class Shares†
1 Year	11.18%	11.18%
Since Inception*	4.14%	4.14%

Class R Shares†
1 Year	10.56%	10.56%
Since Inception*	3.61%	3.61%

Class K Shares†
1 Year	10.85%	10.85%
Since Inception*	3.87%	3.87%

Class I Shares†
1 Year	11.25%	11.25%
Since Inception*	4.13%	4.13%

Class Z Shares†
1 Year	11.08%	11.08%
Since Inception*	4.10%	4.10%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.91%, 3.12%, 2.18%, 2.55%, 1.97%, 2.34% and 2.07% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	23

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	2.34%
Since Inception*	1.13%

Class C Shares
1 Year	5.09%
Since Inception*	2.47%

Advisor Class Shares†
1 Year	7.19%
Since Inception*	3.54%

Class R Shares†
1 Year	6.67%
Since Inception*	3.01%

Class K Shares†
1 Year	6.84%
Since Inception*	3.28%

Class I Shares†
1 Year	7.12%
Since Inception*	3.50%

Class Z Shares†
1 Year	7.18%
Since Inception*	3.52%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

24	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	11.97%	7.25%
Since Inception*	4.30%	2.21%

Class C Shares
1 Year	11.10%	10.10%
Since Inception*	3.49%	3.49%

Advisor Class Shares†
1 Year	12.20%	12.20%
Since Inception*	4.56%	4.56%

Class R Shares†
1 Year	11.69%	11.69%
Since Inception*	4.05%	4.05%

Class K Shares†
1 Year	11.87%	11.87%
Since Inception*	4.31%	4.31%

Class I Shares†
1 Year	12.20%	12.20%
Since Inception*	4.54%	4.54%

Class Z Shares†
1 Year	12.18%	12.18%
Since Inception*	4.52%	4.52%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.62%, 2.43%, 1.30%, 1.97%, 1.65%, 1.41% and 1.58% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.44%, 1.19%, 0.19%, 0.69%, 0.44%, 0.19% and 0.19% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	25

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	2.73%
Since Inception*	1.54%

Class C Shares
1 Year	5.48%
Since Inception*	2.86%

Advisor Class Shares†
1 Year	7.57%
Since Inception*	3.96%

Class R Shares†
1 Year	7.09%
Since Inception*	3.42%

Class K Shares†
1 Year	7.27%
Since Inception*	3.69%

Class I Shares†
1 Year	7.60%
Since Inception*	3.93%

Class Z Shares†
1 Year	7.57%
Since Inception*	3.91%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

26	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	13.07%	8.29%
Since Inception*	4.77%	2.67%

Class C Shares
1 Year	12.23%	11.23%
Since Inception*	4.04%	4.04%

Advisor Class Shares†
1 Year	13.37%	13.37%
Since Inception*	5.08%	5.08%

Class R Shares†
1 Year	12.90%	12.90%
Since Inception*	4.53%	4.53%

Class K Shares†
1 Year	13.10%	13.10%
Since Inception*	4.82%	4.82%

Class I Shares†
1 Year	13.42%	13.42%
Since Inception*	5.09%	5.09%

Class Z Shares†
1 Year	13.41%	13.41%
Since Inception*	5.08%	5.08%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.45%, 2.30%, 1.41%, 1.63%, 1.54%, 1.27% and 1.40% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.43%, 1.18%, 0.18%, 0.68%, 0.43%, 0.18% and 0.18% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	27

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.02%
Since Inception*	1.92%

Class C Shares
1 Year	5.81%
Since Inception*	3.33%

Advisor Class Shares†
1 Year	7.94%
Since Inception*	4.36%

Class R Shares†
1 Year	7.35%
Since Inception*	3.82%

Class K Shares†
1 Year	7.68%
Since Inception*	4.12%

Class I Shares†
1 Year	7.89%
Since Inception*	4.36%

Class Z Shares†
1 Year	7.87%
Since Inception*	4.35%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

28	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	14.57%	9.73%
Since Inception*	5.62%	3.50%

Class C Shares
1 Year	13.70%	12.70%
Since Inception*	4.88%	4.88%

Advisor Class Shares†
1 Year	14.87%	14.87%
Since Inception*	5.92%	5.92%

Class R Shares†
1 Year	14.19%	14.19%
Since Inception*	5.35%	5.35%

Class K Shares†
1 Year	14.64%	14.64%
Since Inception*	5.64%	5.64%

Class I Shares†
1 Year	14.87%	14.87%
Since Inception*	5.88%	5.88%

Class Z Shares†
1 Year	14.80%	14.80%
Since Inception*	5.90%	5.90%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.59%, 2.45%, 1.32%, 2.02%, 1.68%, 1.42% and 1.57% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.48%, 1.23%, 0.23%, 0.73%, 0.48%, 0.23% and 0.23% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	29

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.70%
Since Inception*	2.69%

Class C Shares
1 Year	6.46%
Since Inception*	4.16%

Advisor Class Shares†
1 Year	8.63%
Since Inception*	5.19%

Class R Shares†
1 Year	8.07%
Since Inception*	4.63%

Class K Shares†
1 Year	8.27%
Since Inception*	4.88%

Class I Shares†
1 Year	8.61%
Since Inception*	5.13%

Class Z Shares†
1 Year	8.55%
Since Inception*	5.15%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

30	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	15.73%	10.81%
Since Inception*	5.99%	3.87%

Class C Shares
1 Year	14.76%	13.76%
Since Inception*	5.14%	5.14%

Advisor Class Shares†
1 Year	15.90%	15.90%
Since Inception*	6.21%	6.21%

Class R Shares†
1 Year	15.35%	15.35%
Since Inception*	5.67%	5.67%

Class K Shares†
1 Year	15.75%	15.75%
Since Inception*	5.99%	5.99%

Class I Shares†
1 Year	15.95%	15.95%
Since Inception*	6.22%	6.22%

Class Z Shares†
1 Year	16.03%	16.03%
Since Inception*	6.25%	6.25%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.75%, 2.62%, 1.61%, 2.08%, 1.79%, 1.53% and 1.78% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.48%, 1.23%, 0.23%, 0.73%, 0.48%, 0.23% and 0.23% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	31

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.72%
Since Inception*	2.89%

Class C Shares
1 Year	6.58%
Since Inception*	4.28%

Advisor Class Shares†
1 Year	8.63%
Since Inception*	5.36%

Class R Shares†
1 Year	8.15%
Since Inception*	4.82%

Class K Shares†
1 Year	8.43%
Since Inception*	5.10%

Class I Shares†
1 Year	8.64%
Since Inception*	5.34%

Class Z Shares†
1 Year	8.61%
Since Inception*	5.32%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

32	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	16.29%	11.30%
Since Inception*	6.11%	3.98%

Class C Shares
1 Year	15.35%	14.35%
Since Inception*	5.36%	5.36%

Advisor Class Shares†
1 Year	16.58%	16.58%
Since Inception*	6.39%	6.39%

Class R Shares†
1 Year	16.00%	16.00%
Since Inception*	5.90%	5.90%

Class K Shares†
1 Year	16.31%	16.31%
Since Inception*	6.16%	6.16%

Class I Shares†
1 Year	16.53%	16.53%
Since Inception*	6.40%	6.40%

Class Z Shares†
1 Year	16.60%	16.60%
Since Inception*	6.42%	6.42%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.81%, 2.66%, 1.51%, 2.08%, 1.93%, 1.74% and 1.92% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.52%, 1.27%, 0.27%, 0.77%, 0.52%, 0.27% and 0.27% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	33

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.72%
Since Inception*	3.00%

Class C Shares
1 Year	6.56%
Since Inception*	4.47%

Advisor Class Shares†
1 Year	8.69%
Since Inception*	5.49%

Class R Shares†
1 Year	8.16%
Since Inception*	4.96%

Class K Shares†
1 Year	8.36%
Since Inception*	5.22%

Class I Shares†
1 Year	8.69%
Since Inception*	5.48%

Class Z Shares†
1 Year	8.64%
Since Inception*	5.50%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

34	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	16.54%	11.56%
Since Inception*	6.11%	3.99%

Class C Shares
1 Year	15.74%	14.74%
Since Inception*	5.32%	5.32%

Advisor Class Shares†
1 Year	16.80%	16.80%
Since Inception*	6.32%	6.32%

Class R Shares†
1 Year	16.28%	16.28%
Since Inception*	5.82%	5.82%

Class K Shares†
1 Year	16.64%	16.64%
Since Inception*	6.14%	6.14%

Class I Shares†
1 Year	16.85%	16.85%
Since Inception*	6.32%	6.32%

Class Z Shares†
1 Year	16.93%	16.93%
Since Inception*	6.35%	6.35%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 2.15%, 3.39%, 2.04%, 2.25%, 2.22%, 2.07% and 2.43% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.50%, 1.25%, 0.25%, 0.75%, 0.50%, 0.25% and 0.25% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	35

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	4.00%
Since Inception*	3.02%

Class C Shares
1 Year	6.69%
Since Inception*	4.39%

Advisor Class Shares†
1 Year	8.83%
Since Inception*	5.44%

Class R Shares†
1 Year	8.33%
Since Inception*	4.93%

Class K Shares†
1 Year	8.58%
Since Inception*	5.22%

Class I Shares†
1 Year	8.89%
Since Inception*	5.45%

Class Z Shares†
1 Year	8.85%
Since Inception*	5.43%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

36	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	16.99%	12.00%
Since Inception*	6.13%	4.00%

Class C Shares
1 Year	16.06%	15.06%
Since Inception*	5.30%	5.30%

Advisor Class Shares†
1 Year	17.30%	17.30%
Since Inception*	6.38%	6.38%

Class R Shares†
1 Year	16.64%	16.64%
Since Inception*	5.85%	5.85%

Class K Shares†
1 Year	16.99%	16.99%
Since Inception*	6.10%	6.10%

Class I Shares†
1 Year	17.15%	17.15%
Since Inception*	6.37%	6.37%

Class Z Shares†
1 Year	17.21%	17.21%
Since Inception*	6.39%	6.39%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 5.29%, 6.51%, 4.93%, 3.40%, 3.64%, 4.23% and 4.70% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.50%, 1.25%, 0.25%, 0.75%, 0.50%, 0.25% and 0.25% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	37

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	4.07%
Since Inception*	3.01%

Class C Shares
1 Year	6.88%
Since Inception*	4.38%

Advisor Class Shares†
1 Year	8.93%
Since Inception*	5.41%

Class R Shares†
1 Year	8.44%
Since Inception*	4.91%

Class K Shares†
1 Year	8.67%
Since Inception*	5.13%

Class I Shares†
1 Year	9.06%
Since Inception*	5.45%

Class Z Shares†
1 Year	8.90%
Since Inception*	5.42%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

38	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	16.73%	11.71%
Since Inception*	5.80%	3.68%

Class C Shares
1 Year	15.96%	14.96%
Since Inception*	5.03%	5.03%

Advisor Class Shares†
1 Year	17.06%	17.06%
Since Inception*	6.09%	6.09%

Class R Shares†
1 Year	16.49%	16.49%
Since Inception*	5.55%	5.55%

Class K Shares†
1 Year	16.86%	16.86%
Since Inception*	5.84%	5.84%

Class I Shares†
1 Year	17.03%	17.03%
Since Inception*	6.10%	6.10%

Class Z Shares†
1 Year	17.08%	17.08%
Since Inception*	6.12%	6.12%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 5.28%, 6.80%, 6.30%, 4.32%, 3.72%, 5.22% and 4.91% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.51%, 1.26%, 0.26%, 0.76%, 0.51%, 0.26% and 0.26% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2017 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	39

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	4.02%
Since Inception*	2.71%

Class C Shares
1 Year	7.01%
Since Inception*	4.13%

Advisor Class Shares†
1 Year	8.97%
Since Inception*	5.15%

Class R Shares†
1 Year	8.48%
Since Inception*	4.65%

Class K Shares†
1 Year	8.74%
Since Inception*	4.90%

Class I Shares†
1 Year	9.02%
Since Inception*	5.17%

Class Z Shares†
1 Year	9.07%
Since Inception*	5.19%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

40	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The first line of each table below also provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AB Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,005.70	$2.12	0.42%	$4.55	0.90%
Hypothetical**	$1,000	$1,023.09	$2.14	0.42%	$4.59	0.90%
Class C
Actual	$1,000	$1,001.90	$5.90	1.17%	$8.33	1.65%
Hypothetical**	$1,000	$1,019.31	$5.96	1.17%	$8.40	1.65%
Advisor Class
Actual	$1,000	$1,007.60	$0.86	0.17%	$3.29	0.65%
Hypothetical**	$1,000	$1,024.35	$0.87	0.17%	$3.32	0.65%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	41

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class R
Actual	$1,000	$1,005.80	$3.39	0.67%	$5.81	1.15%
Hypothetical**	$1,000	$1,021.83	$3.41	0.67%	$5.86	1.15%
Class K
Actual	$1,000	$1,006.50	$2.12	0.42%	$4.55	0.90%
Hypothetical**	$1,000	$1,023.09	$2.14	0.42%	$4.59	0.90%
Class I
Actual	$1,000	$1,007.50	$0.86	0.17%	$3.29	0.65%
Hypothetical**	$1,000	$1,024.35	$0.87	0.17%	$3.32	0.65%
Class Z
Actual	$1,000	$1,008.00	$0.86	0.17%	$3.29	0.65%
Hypothetical**	$1,000	$1,024.35	$0.87	0.17%	$3.32	0.65%

AB Multi-Manager Select 2010 Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,011.90	$2.08	0.41%	$4.97	0.98%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$5.00	0.98%
Class C
Actual	$1,000	$1,007.90	$5.87	1.16%	$8.76	1.73%
Hypothetical**	$1,000	$1,019.36	$5.90	1.16%	$8.81	1.73%
Advisor Class
Actual	$1,000	$1,013.00	$0.81	0.16%	$3.70	0.73%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$3.72	0.73%
Class R
Actual	$1,000	$1,010.80	$3.35	0.66%	$6.23	1.23%
Hypothetical**	$1,000	$1,021.88	$3.36	0.66%	$6.27	1.23%
Class K
Actual	$1,000	$1,011.20	$2.08	0.41%	$4.97	0.98%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$5.00	0.98%
Class I
Actual	$1,000	$1,013.70	$0.81	0.16%	$3.71	0.73%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$3.72	0.73%
Class Z
Actual	$1,000	$1,013.90	$0.81	0.16%	$3.71	0.73%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$3.72	0.73%

42	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2015 Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,018.50	$2.04	0.40%	$5.09	1.00%
Hypothetical**	$1,000	$1,023.19	$2.04	0.40%	$5.10	1.00%
Class C
Actual	$1,000	$1,014.40	$5.84	1.15%	$8.89	1.75%
Hypothetical**	$1,000	$1,019.41	$5.85	1.15%	$8.91	1.75%
Advisor Class
Actual	$1,000	$1,019.80	$0.76	0.15%	$3.82	0.75%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$3.83	0.75%
Class R
Actual	$1,000	$1,017.10	$3.30	0.65%	$6.36	1.25%
Hypothetical**	$1,000	$1,021.93	$3.31	0.65%	$6.37	1.25%
Class K
Actual	$1,000	$1,017.90	$2.03	0.40%	$5.09	1.00%
Hypothetical**	$1,000	$1,023.19	$2.04	0.40%	$5.10	1.00%
Class I
Actual	$1,000	$1,019.70	$0.76	0.15%	$3.82	0.75%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$3.83	0.75%
Class Z
Actual	$1,000	$1,019.20	$0.76	0.15%	$3.82	0.75%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$3.83	0.75%

AB Multi-Manager Select 2020 Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,023.30	$2.29	0.45%	$5.46	1.07%
Hypothetical**	$1,000	$1,022.94	$2.29	0.45%	$5.46	1.07%
Class C
Actual	$1,000	$1,019.90	$6.11	1.20%	$9.27	1.82%
Hypothetical**	$1,000	$1,019.16	$6.11	1.20%	$9.26	1.82%
Advisor Class
Actual	$1,000	$1,024.80	$1.02	0.20%	$4.18	0.82%
Hypothetical**	$1,000	$1,024.20	$1.02	0.20%	$4.18	0.82%
Class R
Actual	$1,000	$1,023.00	$3.57	0.70%	$6.73	1.32%
Hypothetical**	$1,000	$1,021.68	$3.57	0.70%	$6.73	1.32%
Class K
Actual	$1,000	$1,023.90	$2.30	0.45%	$5.46	1.07%
Hypothetical**	$1,000	$1,022.94	$2.29	0.45%	$5.46	1.07%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	43

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class I
Actual	$1,000	$1,025.10	$1.02	0.20%	$4.19	0.82%
Hypothetical**	$1,000	$1,024.20	$1.02	0.20%	$4.18	0.82%
Class Z
Actual	$1,000	$1,024.90	$1.02	0.20%	$4.19	0.82%
Hypothetical**	$1,000	$1,024.20	$1.02	0.20%	$4.18	0.82%

AB Multi-Manager Select 2025 Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,030.10	$2.25	0.44%	$5.53	1.08%
Hypothetical**	$1,000	$1,022.99	$2.24	0.44%	$5.51	1.08%
Class C
Actual	$1,000	$1,026.00	$6.08	1.19%	$9.35	1.83%
Hypothetical**	$1,000	$1,019.21	$6.06	1.19%	$9.31	1.83%
Advisor Class
Actual	$1,000	$1,031.20	$0.97	0.19%	$4.25	0.83%
Hypothetical**	$1,000	$1,024.25	$0.97	0.19%	$4.23	0.83%
Class R
Actual	$1,000	$1,028.60	$3.53	0.69%	$6.80	1.33%
Hypothetical**	$1,000	$1,021.73	$3.52	0.69%	$6.78	1.33%
Class K
Actual	$1,000	$1,029.80	$2.25	0.44%	$5.53	1.08%
Hypothetical**	$1,000	$1,022.99	$2.24	0.44%	$5.51	1.08%
Class I
Actual	$1,000	$1,031.90	$0.97	0.19%	$4.25	0.83%
Hypothetical**	$1,000	$1,024.25	$0.97	0.19%	$4.23	0.83%
Class Z
Actual	$1,000	$1,031.80	$0.97	0.19%	$4.25	0.83%
Hypothetical**	$1,000	$1,024.25	$0.97	0.19%	$4.23	0.83%

AB Multi-Manager Select 2030 Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,038.80	$2.47	0.48%	$5.70	1.11%
Hypothetical**	$1,000	$1,022.79	$2.45	0.48%	$5.66	1.11%

44	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class C
Actual	$1,000	$1,034.40	$6.31	1.23%	$9.54	1.86%
Hypothetical**	$1,000	$1,019.00	$6.26	1.23%	$9.47	1.86%
Advisor Class
Actual	$1,000	$1,039.90	$1.18	0.23%	$4.42	0.86%
Hypothetical**	$1,000	$1,024.05	$1.17	0.23%	$4.39	0.86%
Class R
Actual	$1,000	$1,036.50	$3.75	0.73%	$6.98	1.36%
Hypothetical**	$1,000	$1,021.53	$3.72	0.73%	$6.93	1.36%
Class K
Actual	$1,000	$1,038.60	$2.47	0.48%	$5.70	1.11%
Hypothetical**	$1,000	$1,022.79	$2.45	0.48%	$5.66	1.11%
Class I
Actual	$1,000	$1,039.90	$1.18	0.23%	$4.42	0.86%
Hypothetical**	$1,000	$1,024.05	$1.17	0.23%	$4.39	0.86%
Class Z
Actual	$1,000	$1,040.40	$1.18	0.23%	$4.42	0.86%
Hypothetical**	$1,000	$1,024.05	$1.17	0.23%	$4.39	0.86%
AB Multi-Manager Select 2035 Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,045.70	$2.53	0.49%	$5.83	1.13%
Hypothetical**	$1,000	$1,022.74	$2.50	0.49%	$5.76	1.13%
Class C
Actual	$1,000	$1,040.30	$6.38	1.24%	$9.67	1.88%
Hypothetical**	$1,000	$1,018.95	$6.31	1.24%	$9.57	1.88%
Advisor Class
Actual	$1,000	$1,045.80	$1.24	0.24%	$4.54	0.88%
Hypothetical**	$1,000	$1,024.00	$1.22	0.24%	$4.49	0.88%
Class R
Actual	$1,000	$1,043.20	$3.81	0.74%	$7.11	1.38%
Hypothetical**	$1,000	$1,021.48	$3.77	0.74%	$7.03	1.38%
Class K
Actual	$1,000	$1,045.00	$2.53	0.49%	$5.82	1.13%
Hypothetical**	$1,000	$1,022.74	$2.50	0.49%	$5.76	1.13%
Class I
Actual	$1,000	$1,046.10	$1.24	0.24%	$4.54	0.88%
Hypothetical**	$1,000	$1,024.00	$1.22	0.24%	$4.49	0.88%
Class Z
Actual	$1,000	$1,046.80	$1.24	0.24%	$4.54	0.88%
Hypothetical**	$1,000	$1,024.00	$1.22	0.24%	$4.49	0.88%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	45

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2040 Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,047.70	$2.68	0.52%	$6.09	1.18%
Hypothetical**	$1,000	$1,022.58	$2.65	0.52%	$6.02	1.18%
Class C
Actual	$1,000	$1,044.10	$6.54	1.27%	$9.94	1.93%
Hypothetical**	$1,000	$1,018.80	$6.46	1.27%	$9.82	1.93%
Advisor Class
Actual	$1,000	$1,049.10	$1.39	0.27%	$4.80	0.93%
Hypothetical**	$1,000	$1,023.84	$1.38	0.27%	$4.74	0.93%
Class R
Actual	$1,000	$1,047.10	$3.97	0.77%	$7.38	1.43%
Hypothetical**	$1,000	$1,021.32	$3.92	0.77%	$7.29	1.43%
Class K
Actual	$1,000	$1,048.10	$2.68	0.52%	$6.09	1.18%
Hypothetical**	$1,000	$1,022.58	$2.65	0.52%	$6.02	1.18%
Class I
Actual	$1,000	$1,049.40	$1.39	0.27%	$4.80	0.93%
Hypothetical**	$1,000	$1,023.84	$1.38	0.27%	$4.74	0.93%
Class Z
Actual	$1,000	$1,050.00	$1.40	0.27%	$4.81	0.93%
Hypothetical**	$1,000	$1,023.84	$1.38	0.27%	$4.74	0.93%

AB Multi-Manager Select 2045 Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,050.30	$2.64	0.51%	$6.05	1.17%
Hypothetical**	$1,000	$1,022.63	$2.60	0.51%	$5.96	1.17%
Class C
Actual	$1,000	$1,046.50	$6.50	1.26%	$9.90	1.92%
Hypothetical**	$1,000	$1,018.85	$6.41	1.26%	$9.77	1.92%
Advisor Class
Actual	$1,000	$1,051.60	$1.34	0.26%	$4.76	0.92%
Hypothetical**	$1,000	$1,023.89	$1.33	0.26%	$4.69	0.92%
Class R
Actual	$1,000	$1,048.80	$3.92	0.76%	$7.33	1.42%
Hypothetical**	$1,000	$1,021.37	$3.87	0.76%	$7.23	1.42%
Class K
Actual	$1,000	$1,051.40	$2.64	0.51%	$6.05	1.17%
Hypothetical**	$1,000	$1,022.63	$2.60	0.51%	$5.96	1.17%

46	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class I
Actual	$1,000	$1,051.30	$1.34	0.26%	$4.76	0.92%
Hypothetical**	$1,000	$1,023.89	$1.33	0.26%	$4.69	0.92%
Class Z
Actual	$1,000	$1,052.00	$1.34	0.26%	$4.76	0.92%
Hypothetical**	$1,000	$1,023.89	$1.33	0.26%	$4.69	0.92%

AB Multi-Manager Select 2050 Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,051.70	$2.69	0.52%	$6.15	1.19%
Hypothetical**	$1,000	$1,022.58	$2.65	0.52%	$6.07	1.19%
Class C
Actual	$1,000	$1,047.20	$6.55	1.27%	$10.01	1.94%
Hypothetical**	$1,000	$1,018.80	$6.46	1.27%	$9.87	1.94%
Advisor Class
Actual	$1,000	$1,053.50	$1.40	0.27%	$4.87	0.94%
Hypothetical**	$1,000	$1,023.84	$1.38	0.27%	$4.80	0.94%
Class R
Actual	$1,000	$1,049.90	$3.98	0.77%	$7.44	1.44%
Hypothetical**	$1,000	$1,021.32	$3.92	0.77%	$7.34	1.44%
Class K
Actual	$1,000	$1,052.10	$2.69	0.52%	$6.16	1.19%
Hypothetical**	$1,000	$1,022.58	$2.65	0.52%	$6.07	1.19%
Class I
Actual	$1,000	$1,052.90	$1.40	0.27%	$4.86	0.94%
Hypothetical**	$1,000	$1,023.84	$1.38	0.27%	$4.80	0.94%
Class Z
Actual	$1,000	$1,053.40	$1.35	0.26%	$4.81	0.93%
Hypothetical**	$1,000	$1,023.89	$1.33	0.26%	$4.74	0.93%

AB Multi-Manager Select 2055 Fund

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,050.40	$2.69	0.52%	$6.15	1.19%
Hypothetical**	$1,000	$1,022.58	$2.65	0.52%	$6.07	1.19%
Class C
Actual	$1,000	$1,047.00	$6.55	1.27%	$10.01	1.94%
Hypothetical**	$1,000	$1,018.80	$6.46	1.27%	$9.87	1.94%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	47

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$1,052.60	$1.40	0.27%	$4.86	0.94%
Hypothetical**	$1,000	$1,023.84	$1.38	0.27%	$4.80	0.94%
Class R
Actual	$1,000	$1,049.20	$3.98	0.77%	$7.44	1.44%
Hypothetical**	$1,000	$1,021.32	$3.92	0.77%	$7.34	1.44%
Class K
Actual	$1,000	$1,051.60	$2.69	0.52%	$6.15	1.19%
Hypothetical**	$1,000	$1,022.58	$2.65	0.52%	$6.07	1.19%
Class I
Actual	$1,000	$1,052.30	$1.40	0.27%	$4.86	0.94%
Hypothetical**	$1,000	$1,023.84	$1.38	0.27%	$4.80	0.94%
Class Z
Actual	$1,000	$1,052.80	$1.40	0.27%	$4.86	0.94%
Hypothetical**	$1,000	$1,023.84	$1.38	0.27%	$4.80	0.94%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Funds’ investments in affiliated/unaffiliated underlying portfolios, the Funds incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Funds in an amount equal to the Funds’ pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Funds’ effective expenses are equal to the classes’ annualized expense ratio plus the Funds’ pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

48	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $9,572

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	49

Portfolio Summary

AB MULTI-MANAGER SELECT 2010 FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $12,314

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

50	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2015 FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $41,929

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	51

Portfolio Summary

AB MULTI-MANAGER SELECT 2020 FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $83,894

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

52	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2025 FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $118,800

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	53

Portfolio Summary

AB MULTI-MANAGER SELECT 2030 FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $82,680

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

54	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2035 FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $75,556

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	55

Portfolio Summary

AB MULTI-MANAGER SELECT 2040 FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $54,753

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

56	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2045 FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $44,998

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	57

Portfolio Summary

AB MULTI-MANAGER SELECT 2050 FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $17,961

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

58	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2055 FUND

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $18,577

*	All data reflect Underlying Portfolio holdings as of January 31, 2017. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	59

Portfolio Summary

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Real Return Portfolio – Class Z	28,116	$236,457
AB Bond Inflation Strategy Portfolio – Class Z	53,681	575,998
AB Concentrated Growth Portfolio – Class Z(b)	3,242	95,803
AB Global Bond Fund, Inc. – Class Z	22,674	188,422
AB Global Real Estate Investment Fund II – Class I	32,296	332,650
AB High Income Fund, Inc. – Class Z	27,422	240,769
AB Intermediate Bond Portfolio – Class Z	69,761	766,670
AB Relative Value Fund – Class Z	67,086	379,036
AB Unconstrained Bond Fund, Inc. – Class Z	33,579	287,771
AQR International Defensive Style Fund – Class R6	24,810	288,536
AQR Large Cap Defensive Style Fund – Class R6	23,489	380,755
AQR Long-Short Equity Fund – Class R6	14,507	190,766
AQR Risk-Balanced Commodities Fund – Class R6	21,485	143,092
AQR Style Premia Alternative Fund – Class R6	14,721	146,914
Franklin Growth Fund – Class R6	1,212	95,896
Franklin Low Duration Total Return Fund – Class R6	106,344	1,051,739
iShares Currency Hedged MSCI Japan ETF	5,080	141,376
iShares Russell 2000 ETF	493	66,668
Metropolitan West Total Return Bond Fund	67,470	669,305
MFS Institutional International Equity Fund	2,983	62,675
MFS Value Fund – Class R5	2,611	95,240
T. Rowe Price Dividend Growth Fund, Inc.	7,634	288,102
T. Rowe Price Emerging Markets Stock Fund	2,815	95,021
T. Rowe Price Inflation Protected Bond Fund, Inc.	48,528	575,062
T. Rowe Price Institutional Long Duration Credit Fund	28,368	288,503
T. Rowe Price International Funds – International Discovery Fund	1,771	97,967
T. Rowe Price Small-Cap Value Fund – Class I	2,150	96,733
Templeton Global Bond Fund – Class R6	11,928	141,710
Vanguard FTSE Developed Markets ETF	10,377	393,081
Vanguard Short-Term Bond ETF	8,101	645,488
Vanguard Total Bond Market ETF	5,939	480,703

Total Investment Companies (cost $9,422,712)		9,538,908

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(a)(c) (cost $25,765)	25,765	25,765

Total Investments – 99.9% (cost $9,448,477)		9,564,673
Other assets less liabilities – 0.1%		7,417

Net Assets – 100.0%		$9,572,090

60	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select Retirement Allocation Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	61

AB Multi-Manager Select Retirement Allocation Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2010 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.7%
Funds and Investment Trusts – 99.7%(a)
AB All Market Real Return Portfolio – Class Z	43,399	$364,983
AB Bond Inflation Strategy Portfolio – Class Z	91,712	984,075
AB Global Bond Fund, Inc. – Class Z	59,313	492,891
AB Global Real Estate Investment Fund II – Class I	48,092	495,353
AB High Income Fund, Inc. – Class Z	31,229	274,196
AB Intermediate Bond Portfolio – Class Z	67,449	741,269
AB Relative Value Fund – Class Z	86,849	490,698
AB Unconstrained Bond Fund, Inc. – Class Z	28,394	243,334
AQR International Defensive Style Fund – Class R6	32,093	373,240
AQR Large Cap Defensive Style Fund – Class R6	30,344	491,874
AQR Long-Short Equity Fund – Class R6	18,619	244,838
AQR Risk-Balanced Commodities Fund – Class R6	37,337	248,662
AQR Style Premia Alternative Fund – Class R6	36,941	368,675
Franklin Growth Fund – Class R6	3,077	243,545
Franklin Low Duration Total Return Fund – Class R6	34,308	339,302
iShares Core S&P 500 ETF	3,058	700,068
iShares Currency Hedged MSCI Japan ETF	6,430	178,947
iShares Russell 2000 ETF	895	121,031
Metropolitan West Total Return Bond Fund	111,827	1,109,327
MFS Institutional International Equity Fund	3,832	80,510
MFS Value Fund – Class R5	3,356	122,402
T. Rowe Price Dividend Growth Fund, Inc.	13,042	492,206
T. Rowe Price Emerging Markets Stock Fund	7,389	249,441
T. Rowe Price Inflation Protected Bond Fund, Inc.	62,611	741,935
T. Rowe Price Institutional Long Duration Credit Fund	24,192	246,029
T. Rowe Price International Funds – International Discovery Fund	2,245	124,206
T. Rowe Price Small-Cap Value Fund – Class I	2,696	121,335
Templeton Global Bond Fund – Class R6	12,740	151,352
Vanguard FTSE Developed Markets ETF	16,765	635,058
Vanguard Total Bond Market ETF	9,912	802,277

Total Investments – 99.7% (cost $12,003,587)		12,273,059
Other assets less liabilities – 0.3%		41,057

Net Assets – 100.0%		$12,314,116

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

62	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2010 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2015 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB All Market Real Return Portfolio – Class Z	149,451	$1,256,880
AB Bond Inflation Strategy Portfolio – Class Z	314,152	3,370,851
AB Discovery Value Fund – Class Z	19,323	416,806
AB Global Bond Fund, Inc. – Class Z	202,050	1,679,033
AB Global Real Estate Investment Fund II – Class I	161,568	1,664,146
AB High Income Fund, Inc. – Class Z	193,806	1,701,615
AB Intermediate Bond Portfolio – Class Z	191,054	2,099,680
AB Relative Value Fund – Class Z	221,695	1,252,574
AB Unconstrained Bond Fund, Inc. – Class Z	99,362	851,533
AQR International Defensive Style Fund – Class R6	109,284	1,270,978
AQR Large Cap Defensive Style Fund – Class R6	103,546	1,678,487
AQR Long-Short Equity Fund – Class R6	95,522	1,256,118
AQR Risk-Balanced Commodities Fund – Class R6	190,698	1,270,046
AQR Style Premia Alternative Fund – Class R6	127,282	1,270,272
Franklin Growth Fund – Class R6	10,548	834,905
Franklin Low Duration Total Return Fund – Class R6	43,018	425,450
iShares Core S&P 500 ETF	12,236	2,801,187
iShares Currency Hedged MSCI Japan ETF	23,551	655,424
iShares Russell 2000 ETF	3,115	421,241
Metropolitan West Total Return Bond Fund	211,287	2,095,971
MFS Institutional International Equity Fund	33,510	704,046
MFS Value Fund – Class R5	23,004	838,940
T. Rowe Price Dividend Growth Fund, Inc.	44,828	1,691,801
T. Rowe Price Emerging Markets Stock Fund	37,164	1,254,653
T. Rowe Price Inflation Protected Bond Fund, Inc.	248,784	2,948,086
T. Rowe Price Institutional Long Duration Credit Fund	81,390	827,742
T. Rowe Price International Funds – International Discovery Fund	7,732	427,807
T. Rowe Price Small-Cap Value Fund – Class I	9,377	421,960
Templeton Global Bond Fund – Class R6	36,034	428,090
Vanguard FTSE Developed Markets ETF	68,010	2,576,219
Vanguard Total Bond Market ETF	19,401	1,570,317

Total Investment Companies (cost $40,749,321)		41,962,858

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(a)(b) (cost $136,411)	136,411	136,411

Total Investments – 100.4% (cost $40,885,732)		42,099,269
Other assets less liabilities – (0.4)%		(170,454)

Net Assets – 100.0%		$41,928,815

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	63

AB Multi-Manager Select 2015 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

64	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2015 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.3%
Funds and Investment Trusts – 99.3%(a)
AB All Market Real Return Portfolio – Class Z	294,452	$2,476,343
AB Bond Inflation Strategy Portfolio – Class Z	465,395	4,993,694
AB Discovery Value Fund – Class Z	38,544	831,390
AB Global Bond Fund, Inc. – Class Z	298,560	2,481,037
AB Global Real Estate Investment Fund II – Class I	324,816	3,345,603
AB High Income Fund, Inc. – Class Z	477,300	4,190,692
AB Intermediate Bond Portfolio – Class Z	376,421	4,136,868
AB Relative Value Fund – Class Z	887,813	5,016,143
AB Unconstrained Bond Fund, Inc. – Class Z	100,326	859,798
AQR International Defensive Style Fund – Class R6	215,324	2,504,213
AQR Large Cap Defensive Style Fund – Class R6	206,212	3,342,699
AQR Long-Short Equity Fund – Class R6	253,909	3,338,903
AQR Risk-Balanced Commodities Fund – Class R6	387,648	2,581,736
AQR Style Premia Alternative Fund – Class R6	250,778	2,502,761
Franklin Growth Fund – Class R6	21,044	1,665,659
iShares Core S&P 500 ETF	26,190	5,995,677
iShares Currency Hedged MSCI Japan ETF	46,671	1,298,854
iShares Russell 2000 ETF	6,150	831,664
Metropolitan West Total Return Bond Fund	333,023	3,303,587
MFS Institutional International Equity Fund	106,035	2,227,801
MFS Value Fund – Class R5	45,972	1,676,583
T. Rowe Price Dividend Growth Fund, Inc.	88,323	3,333,310
T. Rowe Price Emerging Markets Stock Fund	76,233	2,573,612
T. Rowe Price Inflation Protected Bond Fund, Inc.	350,117	4,148,890
T. Rowe Price Institutional Long Duration Credit Fund	160,367	1,630,934
T. Rowe Price International Funds – International Discovery Fund	30,470	1,685,895
T. Rowe Price Small-Cap Value Fund – Class I	18,397	827,859
Templeton Global Bond Fund – Class R6	139,314	1,655,051
Vanguard FTSE Developed Markets ETF	158,814	6,015,874
Vanguard Total Bond Market ETF	23,112	1,870,685

Total Investment Companies (cost $80,714,269)		83,343,815

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(a)(b) (cost $554,353)	554,353	554,353

Total Investments – 100.0% (cost $81,268,622)		83,898,168
Other assets less liabilities – 0.0%		(4,439)

Net Assets – 100.0%		$83,893,729

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	65

AB Multi-Manager Select 2020 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

66	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2020 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB All Market Real Return Portfolio – Class Z	277,368	$2,332,663
AB Bond Inflation Strategy Portfolio – Class Z	331,822	3,560,455
AB Concentrated Growth Portfolio – Class Z(b)	80,139	2,368,108
AB Discovery Growth Fund, Inc. – Class Z(b)	124,333	1,184,891
AB Discovery Value Fund – Class Z	53,459	1,153,115
AB Global Bond Fund, Inc. – Class Z	427,074	3,548,984
AB Global Real Estate Investment Fund II – Class I	576,315	5,936,045
AB High Income Fund, Inc. – Class Z	817,393	7,176,711
AB Intermediate Bond Portfolio – Class Z	323,364	3,553,774
AB Relative Value Fund – Class Z	1,678,013	9,480,775
AQR International Defensive Style Fund – Class R6	304,246	3,538,384
AQR Large Cap Defensive Style Fund – Class R6	294,235	4,769,545
AQR Long-Short Equity Fund – Class R6	453,364	5,961,742
AQR Risk-Balanced Commodities Fund – Class R6	724,635	4,826,069
AQR Style Premia Alternative Fund – Class R6	359,823	3,591,032
Franklin Growth Fund – Class R6	45,113	3,570,718
iShares Core S&P 500 ETF	32,170	7,364,678
iShares Currency Hedged MSCI Japan ETF	66,970	1,863,775
iShares Russell 2000 ETF	8,525	1,152,836
Metropolitan West Total Return Bond Fund	117,785	1,168,425
MFS Institutional International Equity Fund	208,017	4,370,431
MFS Value Fund – Class R5	96,505	3,519,535
T. Rowe Price Dividend Growth Fund, Inc.	125,936	4,752,814
T. Rowe Price Emerging Markets Stock Fund	107,717	3,636,509
T. Rowe Price Inflation Protected Bond Fund, Inc.	300,499	3,560,918
T. Rowe Price Institutional Long Duration Credit Fund	230,968	2,348,940
T. Rowe Price International Funds – International Discovery Fund	43,052	2,382,074
T. Rowe Price Small Cap Value Fund – Class I	26,029	1,171,287
Templeton Global Bond Fund – Class R6	197,307	2,344,010
Vanguard FTSE Developed Markets ETF	255,630	9,683,264
Vanguard Total Bond Market ETF	32,407	2,623,023

Total Investment Companies (cost $114,477,214)		118,495,530

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(a)(c) (cost $601,091)	601,091	601,091

Total Investments – 100.3% (cost $115,078,305)		119,096,621
Other assets less liabilities – (0.3)%		(297,074)

Net Assets – 100.0%		$118,799,547

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	67

AB Multi-Manager Select 2025 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

68	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2025 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 101.4%
Funds and Investment Trusts – 101.4%(a)
AB All Market Real Return Portfolio – Class Z	98,802	$830,927
AB Concentrated Growth Portfolio – Class Z(b)	84,998	2,511,682
AB Discovery Growth Fund, Inc. – Class Z(b)	88,910	847,308
AB Discovery Value Fund – Class Z	76,772	1,655,973
AB Global Bond Fund, Inc. – Class Z	307,337	2,553,971
AB Global Real Estate Investment Fund II – Class I	407,787	4,200,207
AB High Income Fund, Inc. – Class Z	677,653	5,949,797
AB Intermediate Bond Portfolio – Class Z	230,858	2,537,129
AB Relative Value Fund – Class Z	1,259,977	7,118,867
AQR International Defensive Style Fund – Class R6	217,190	2,525,924
AQR Large Cap Defensive Style Fund – Class R6	259,504	4,206,567
AQR Long-Short Equity Fund – Class R6	382,795	5,033,750
AQR Risk-Balanced Commodities Fund – Class R6	377,465	2,513,917
AQR Style Premia Alternative Fund – Class R6	170,309	1,699,686
Franklin Growth Fund – Class R6	31,792	2,516,359
iShares Core S&P 500 ETF	19,035	4,357,683
iShares Currency Hedged MSCI Japan ETF	45,507	1,266,460
iShares Russell 2000 ETF	6,104	825,444
Metropolitan West Total Return Bond Fund	85,444	847,601
MFS Institutional International Equity Fund	225,284	4,733,220
MFS Value Fund – Class R5	137,876	5,028,320
T. Rowe Price Dividend Growth Fund, Inc.	66,934	2,526,077
T. Rowe Price Emerging Markets Stock Fund	87,084	2,939,956
T. Rowe Price Inflation Protected Bond Fund, Inc.	70,010	829,613
T. Rowe Price International Funds – International Discovery Fund	30,670	1,696,986
T. Rowe Price Small-Cap Value Fund – Class I	18,713	842,107
Templeton Global Bond Fund – Class R6	141,197	1,677,425
Vanguard FTSE Developed Markets ETF	202,230	7,660,472
Vanguard FTSE Emerging Markets ETF	22,508	851,703
Vanguard Total Bond Market ETF	12,997	1,051,977

Total Investment Companies (cost $80,719,104)		83,837,108

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(a)(c) (cost $109,052)	109,052	109,052

Total Investments – 101.5% (cost $80,828,156)		83,946,160
Other assets less liabilities – (1.5)%		(1,265,792)

Net Assets – 100.0%		$82,680,368

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	69

AB Multi-Manager Select 2030 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

70	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2030 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.9%
Funds and Investment Trusts – 99.9%(a)
AB All Market Real Return Portfolio – Class Z	89,549	$753,111
AB Concentrated Growth Portfolio – Class Z(b)	102,328	3,023,802
AB Discovery Growth Fund, Inc. – Class Z(b)	78,971	752,592
AB Discovery Value Fund – Class Z	70,016	1,510,246
AB Global Real Estate Investment Fund II – Class I	363,488	3,743,930
AB High Income Fund, Inc. – Class Z	516,840	4,537,858
AB Intermediate Bond Portfolio – Class Z	86,023	945,386
AB Relative Value Fund – Class Z	1,665,719	9,411,313
AQR International Defensive Style Fund – Class R6	195,868	2,277,942
AQR Large Cap Defensive Style Fund – Class R6	234,888	3,807,536
AQR Long-Short Equity Fund – Class R6	405,513	5,332,491
AQR Risk-Balanced Commodities Fund – Class R6	335,936	2,237,333
AQR Style Premia Alternative Fund – Class R6	76,594	764,407
Franklin Growth Fund – Class R6	48,103	3,807,384
iShares Core S&P 500 ETF	13,917	3,186,019
iShares Currency Hedged MSCI Japan ETF	38,592	1,074,015
iShares Russell 2000 ETF	5,535	748,498
MFS Institutional International Equity Fund	275,922	5,797,110
MFS Value Fund – Class R5	103,616	3,778,856
T. Rowe Price Dividend Growth Fund, Inc.	40,216	1,517,767
T. Rowe Price Emerging Markets Stock Fund	80,300	2,710,920
T. Rowe Price International Funds – International Discovery Fund	41,404	2,290,899
T. Rowe Price Small-Cap Value Fund – Class I	16,770	754,633
Templeton Global Bond Fund – Class R6	64,110	761,624
Vanguard FTSE Developed Markets ETF	202,094	7,655,321
Vanguard FTSE Emerging Markets ETF	40,642	1,537,893
Vanguard Total Bond Market ETF	9,336	755,656

Total Investment Companies (cost $72,368,142)		75,474,542

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(a)(c) (cost $441,309)	441,309	441,309

Total Investments – 100.5% (cost $72,809,451)		75,915,851
Other assets less liabilities – (0.5)%		(359,828)

Net Assets – 100.0%		$75,556,023

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	71

AB Multi-Manager Select 2035 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

72	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2035 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.4%
Funds and Investment Trusts – 100.4%(a)
AB Concentrated Growth Portfolio – Class Z(b)	130,512	$3,856,622
AB Discovery Growth Fund, Inc. – Class Z(b)	58,614	558,590
AB Discovery Value Fund – Class Z	77,204	1,665,285
AB Global Real Estate Investment Fund II – Class I	211,962	2,183,210
AB High Income Fund, Inc. – Class Z	62,471	548,497
AB Intermediate Bond Portfolio – Class Z	61,705	678,136
AB Relative Value Fund – Class Z	1,517,027	8,571,204
AQR International Defensive Style Fund – Class R6	93,942	1,092,541
AQR Large Cap Defensive Style Fund – Class R6	67,683	1,097,138
AQR Long-Short Equity Fund – Class R6	294,981	3,879,002
AQR Risk-Balanced Commodities Fund – Class R6	244,398	1,627,691
Franklin Growth Fund – Class R6	34,938	2,765,341
iShares Core S&P 500 ETF	7,722	1,767,798
iShares Currency Hedged MSCI Japan ETF	29,005	807,209
iShares Russell 2000 ETF	3,989	539,433
MFS Institutional International Equity Fund	254,380	5,344,534
MFS Value Fund – Class R5	105,855	3,860,519
T. Rowe Price Dividend Growth Fund, Inc.	29,038	1,095,907
T. Rowe Price Emerging Markets Stock Fund	74,219	2,505,625
T. Rowe Price International Funds – International Discovery Fund	29,858	1,652,063
T. Rowe Price Small-Cap Value Fund – Class I	11,963	538,341
Templeton Global Bond Fund – Class R6	46,915	557,353
Vanguard FTSE Developed Markets ETF	162,402	6,151,788
Vanguard FTSE Emerging Markets ETF	29,398	1,112,420
Vanguard Total Bond Market ETF	6,752	546,507

Total Investment Companies (cost $52,616,570)		55,002,754

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(a)(c) (cost $322,390)	322,390	322,390

Total Investments – 101.0% (cost $52,938,960)		55,325,144
Other assets less liabilities – (1.0)%		(572,240)

Net Assets – 100.0%		$54,752,904

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	73

AB Multi-Manager Select 2040 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

74	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2040 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.7%
Funds and Investment Trusts – 99.7%(a)
AB Concentrated Growth Portfolio – Class Z(b)	106,338	$3,142,276
AB Discovery Value Fund – Class Z	62,341	1,344,705
AB Global Real Estate Investment Fund II – Class I	173,885	1,791,015
AB Intermediate Bond Portfolio – Class Z	71,262	783,164
AB Relative Value Fund – Class Z	1,311,222	7,408,406
AQR International Defensive Style Fund – Class R6	38,559	448,435
AQR Large Cap Defensive Style Fund – Class R6	27,927	452,695
AQR Long-Short Equity Fund – Class R6	240,342	3,160,491
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6	131,362	874,872
Franklin Growth Fund – Class R6	39,753	3,146,487
iShares Core S&P 500 ETF	6,270	1,435,391
iShares Currency Hedged MSCI Japan ETF	24,133	671,621
iShares Russell 2000 ETF	3,347	452,615
MFS Institutional International Equity Fund	228,952	4,810,286
MFS Value Fund – Class R5	98,328	3,586,028
T. Rowe Price Dividend Growth Fund, Inc.	11,807	445,609
T. Rowe Price Emerging Markets Stock Fund	60,885	2,055,474
T. Rowe Price International Funds – International Discovery Fund	24,450	1,352,826
T. Rowe Price Small Cap Value Fund – Class I	20,050	902,231
Vanguard FTSE Developed Markets ETF	144,488	5,473,205
Vanguard FTSE Emerging Markets ETF	24,116	912,549
Vanguard Total Bond Market ETF	2,674	216,434

Total Investment Companies (cost $42,924,411)		44,866,815

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(a)(c) (cost $202,723)	202,723	202,723

Total Investments – 100.2% (cost $43,127,134)		45,069,538
Other assets less liabilities – (0.2)%		(71,304)

Net Assets – 100.0%		$44,998,234

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	75

AB Multi-Manager Select 2045 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

76	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2045 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.2%
Funds and Investment Trusts – 99.2%(a)
AB Concentrated Growth Portfolio – Class Z(b)	42,250	$1,248,487
AB Discovery Value Fund – Class Z	24,594	530,497
AB Global Real Estate Investment Fund II – Class I	69,088	711,604
AB Intermediate Bond Portfolio – Class Z	27,846	306,032
AB Relative Value Fund – Class Z	520,967	2,943,462
AQR Long-Short Equity Fund – Class R6	95,492	1,255,719
AQR Risk-Balanced Commodities Fund – Class R6	52,321	348,456
Franklin Growth Fund – Class R6	15,795	1,250,205
iShares Core S&P 500 ETF	3,273	749,288
iShares Currency Hedged MSCI Japan ETF	9,381	261,073
iShares Russell 2000 ETF	1,326	179,315
MFS Institutional International Equity Fund	99,509	2,090,680
MFS Value Fund – Class R5	39,068	1,424,813
T. Rowe Price Emerging Markets Stock Fund	34,943	1,179,680
T. Rowe Price International Funds – International Discovery Fund	9,583	530,263
T. Rowe Price Small-Cap Value Fund – Class I	8,012	360,541
Vanguard FTSE Developed Markets ETF	62,133	2,353,598
Vanguard Total Bond Market ETF	1,114	90,167

Total Investment Companies (cost $17,006,925)		17,813,880

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(a)(c) (cost $202,293)	202,293	202,293

Total Investments – 100.3% (cost $17,209,218)		18,016,173
Other assets less liabilities – (0.3)%		(55,365)

Net Assets – 100.0%		$17,960,808

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	77

AB Multi-Manager Select 2050 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB Concentrated Growth Portfolio – Class Z(b)	44,169	$1,305,186
AB Discovery Value Fund – Class Z	25,457	549,109
AB Global Real Estate Investment Fund II – Class I	72,504	746,793
AB Intermediate Bond Portfolio – Class Z	29,418	323,304
AB Relative Value Fund – Class Z	543,415	3,070,296
AQR Long-Short Equity Fund – Class R6	99,377	1,306,806
AQR Risk-Balanced Commodities Fund – Class R6	56,530	376,491
Franklin Growth Fund – Class R6	16,472	1,303,728
iShares Core S&P 500 ETF	3,386	775,157
iShares Currency Hedged MSCI Japan ETF	9,765	271,760
iShares Russell 2000 ETF	1,337	180,802
MFS Institutional International Equity Fund	102,945	2,162,877
MFS Value Fund – Class R5	40,773	1,486,970
T. Rowe Price Emerging Markets Stock Fund	36,148	1,220,363
T. Rowe Price International Funds – International Discovery Fund	10,050	556,065
T. Rowe Price Small-Cap Value Fund – Class I	8,196	368,821
Vanguard FTSE Developed Markets ETF	64,662	2,449,397
Vanguard Total Bond Market ETF	1,100	89,034

Total Investment Companies (cost $17,712,618)		18,542,959

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(a)(c) (cost $129,419)	129,419	129,419

Total Investments – 100.5% (cost $17,842,037)		18,672,378
Other assets less liabilities – (0.5)%		(95,216)

Net Assets – 100.0%		$18,577,162

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International

See notes to financial statements.

78	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2055 Fund—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2017 (unaudited)

AB Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $6,356,815)	$6,435,332
Affiliated issuers (cost $3,091,662)	3,129,341
Receivable due from Adviser	23,628
Unaffiliated dividends receivable	5,794
Receivable for capital stock sold	3,910
Affiliated dividends receivable	3,350

Total assets	9,601,355

Liabilities
Legal fee payable	11,274
Audit and tax fee payable	4,016
Payable for investments purchased	3,347
Transfer Agent fee payable	2,843
Printing fee payable	2,530
Distribution fee payable	1,977
Directors’ fees payable	1,825
Accrued expenses	1,453

Total liabilities	29,265

Net Assets	$9,572,090

Composition of Net Assets
Capital stock, at par	$95
Additional paid-in capital	9,502,015
Undistributed net investment income	18,441
Accumulated net realized loss on investment transactions	(64,657)
Net unrealized appreciation on investments	116,196

$9,572,090

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$275,495	26,228	$10.50	*

C	$168,894	16,327	$10.34

Advisor	$22,456	2,124	$10.57

R	$14,133	1,405	$10.06

K	$8,251,608	820,202	$10.06

I	$829,172	82,261	$10.08

Z	$10,332	1,026	$10.07

*	The maximum offering price per share for Class A shares was $10.97 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	79

Statement of Assets & Liabilities

AB Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $7,962,737)	$8,186,260
Affiliated issuers (cost $4,040,850)	4,086,799
Receivable for investment securities sold	44,426
Receivable due from Adviser	23,428
Unaffiliated dividends receivable	4,587
Affiliated dividends receivable	4,129
Receivable for capital stock sold	3,293

Total assets	12,352,922

Liabilities
Due to custodian	8,241
Legal fee payable	11,287
Payable for investments purchased	4,075
Printing fee payable	3,982
Audit and tax fee payable	3,142
Distribution fee payable	2,692
Transfer Agent fee payable	2,346
Accrued expenses	3,041

Total liabilities	38,806

Net Assets	$12,314,116

Composition of Net Assets
Capital stock, at par	$121
Additional paid-in capital	11,920,673
Undistributed net investment income	29,578
Accumulated net realized gain on investment transactions	94,272
Net unrealized appreciation on investments	269,472

$12,314,116

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$338,005	32,037	$10.55	*

C	$138,720	13,284	$10.44

Advisor	$723,032	69,052	$10.47

R	$602,005	59,560	$10.11

K	$10,454,662	1,033,761	$10.11

I	$47,228	4,673.58	$10.11

Z	$10,464	1,033	$10.13

*	The maximum offering price per share for Class A shares was $11.02 which reflects a sales charge of 4.25%.

See notes to financial statements.

80	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $26,699,062)	$27,669,740
Affiliated issuers (cost $14,186,670)	14,429,529
Receivable due from Adviser	24,028
Affiliated dividends receivable	16,585
Receivable for capital stock sold	9,552
Unaffiliated dividends receivable	9,149

Total assets	42,158,583

Liabilities
Payable for capital stock redeemed	184,490
Payable for investments purchased	16,388
Distribution fee payable	9,382
Transfer Agent fee payable	1,921
Accrued expenses	17,587

Total liabilities	229,768

Net Assets	$41,928,815

Composition of Net Assets
Capital stock, at par	$410
Additional paid-in capital	40,324,047
Undistributed net investment income	95,296
Accumulated net realized gain on investment transactions	295,525
Net unrealized appreciation on investments	1,213,537

$41,928,815

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,028,270	194,797	$10.41	*

C	$728,978	70,370	$10.36

Advisor	$71,999	6,832	$10.54

R	$388,283	38,075	$10.20

K	$38,359,044	3,759,263	$10.20

I	$341,656	33,463	$10.21

Z	$10,585	1,037.45	$10.20

*	The maximum offering price per share for Class A shares was $10.87 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	81

Statement of Assets & Liabilities

AB Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $52,862,645)	$55,012,247
Affiliated issuers (cost $28,405,977)	28,885,921
Affiliated dividends receivable	35,161
Receivable for capital stock sold	34,210
Receivable due from Adviser	22,852
Unaffiliated dividends receivable	13,403

Total assets	84,003,794

Liabilities
Payable for investments purchased	34,727
Payable for capital stock redeemed	25,586
Distribution fee payable	18,415
Legal fee payable	9,824
Printing fee payable	7,682
Transfer Agent out of pocket fee payable	6,826
Transfer Agent fee payable	3,689
Accrued expenses	3,316

Total liabilities	110,065

Net Assets	$83,893,729

Composition of Net Assets
Capital stock, at par	$815
Additional paid-in capital	80,701,068
Undistributed net investment income	219,781
Accumulated net realized gain on investment transactions	342,519
Net unrealized appreciation on investments	2,629,546

$83,893,729

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,260,633	502,338	$10.47	*

C	$1,269,155	122,130	$10.39

Advisor	$191,687	18,285	$10.48

R	$1,977,217	192,586	$10.27

K	$72,882,894	7,094,246	$10.27

I	$2,301,479	223,869	$10.28

Z	$10,664	1,038	$10.27

*	The maximum offering price per share for Class A shares was $10.93 which reflects a sales charge of 4.25%.

See notes to financial statements.

82	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $75,010,934)	$78,200,009
Affiliated issuers (cost $40,067,371)	40,896,612
Affiliated dividends receivable	50,325
Receivable for capital stock sold	37,024
Receivable due from Adviser	24,200
Unaffiliated dividends receivable	10,499

Total assets	119,218,669

Liabilities
Payable for capital stock redeemed	309,671
Payable for investments purchased	49,407
Distribution fee payable	25,559
Transfer Agent fee payable	5,173
Accrued expenses	29,312

Total liabilities	419,122

Net Assets	$118,799,547

Composition of Net Assets
Capital stock, at par	$1,150
Additional paid-in capital	113,648,465
Undistributed net investment income	263,770
Accumulated net realized gain on investment transactions	867,846
Net unrealized appreciation on investments	4,018,316

$118,799,547

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,143,082	393,362	$10.53	*

C	$863,460	82,605	$10.45

Advisor	$772,411	73,270	$10.54

R	$2,831,389	274,883	$10.30

K	$107,735,656	10,436,241	$10.32

I	$2,418,276	233,945	$10.34

Z	$35,273	3,416	$10.33

*	The maximum offering price per share for Class A shares was $11.00 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	83

Statement of Assets & Liabilities

AB Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $53,172,079)	$55,631,247
Affiliated issuers (cost $27,656,077)	28,314,913
Affiliated dividends receivable	40,061
Receivable for capital stock sold	24,965
Receivable due from Adviser	20,557
Unaffiliated dividends receivable	2,046

Total assets	84,033,789

Liabilities
Payable for capital stock redeemed	1,262,351
Payable for investments purchased	39,299
Distribution fee payable	17,971
Transfer Agent fee payable	3,709
Accrued expenses	30,091

Total liabilities	1,353,421

Net Assets	$82,680,368

Composition of Net Assets
Capital stock, at par	$790
Additional paid-in capital	78,545,325
Undistributed net investment income	173,123
Accumulated net realized gain on investment transactions	843,126
Net unrealized appreciation on investments	3,118,004

$82,680,368

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,948,484	464,159	$10.66	*

C	$963,684	91,134	$10.57

Advisor	$734,060	68,780	$10.67

R	$1,438,467	137,734	$10.44

K	$72,378,105	6,927,816	$10.45

I	$2,205,339	210,777	$10.46

Z	$12,229	1,169	$10.46

*	The maximum offering price per share for Class A shares was $11.13 which reflects a sales charge of 4.25%.

See notes to financial statements.

84	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $48,417,419)	$50,796,304
Affiliated issuers (cost $24,392,032)	25,119,547
Receivable for capital stock sold	42,245
Affiliated dividends receivable	23,652
Receivable due from Adviser	20,731

Total assets	76,002,479

Liabilities
Payable for capital stock redeemed	375,841
Payable for investments purchased	23,199
Distribution fee payable	15,618
Transfer Agent fee payable	3,239
Accrued expenses	28,559

Total liabilities	446,456

Net Assets	$75,556,023

Composition of Net Assets
Capital stock, at par	$718
Additional paid-in capital	71,562,741
Undistributed net investment income	131,930
Accumulated net realized gain on investment transactions	754,234
Net unrealized appreciation on investments	3,106,400

$75,556,023

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,519,133	327,474	$10.75	*

C	$1,054,948	99,201	$10.63

Advisor	$461,954	42,884	$10.77

R	$1,487,217	141,733	$10.49

K	$65,260,398	6,205,712	$10.52

I	$3,755,363	356,601	$10.53

Z	$17,010	1,616	$10.53

*	The maximum offering price per share for Class A shares was $11.23 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	85

Statement of Assets & Liabilities

AB Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $35,139,671)	$36,941,210
Affiliated issuers (cost $17,799,289)	18,383,934
Receivable for capital stock sold	80,387
Receivable due from Adviser	19,483
Affiliated dividends receivable	4,331

Total assets	55,429,345

Liabilities
Payable for capital stock redeemed	633,671
Distribution fee payable	11,721
Payable for investments purchased	4,265
Transfer Agent fee payable	2,349
Accrued expenses	24,435

Total liabilities	676,441

Net Assets	$54,752,904

Composition of Net Assets
Capital stock, at par	$521
Additional paid-in capital	51,709,806
Undistributed net investment income	105,615
Accumulated net realized gain on investment transactions	550,778
Net unrealized appreciation on investments	2,386,184

$54,752,904

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,056,347	284,712	$10.73	*

C	$903,310	84,940	$10.63

Advisor	$371,925	34,555	$10.76

R	$1,301,077	124,305	$10.47

K	$45,926,020	4,373,334	$10.50

I	$2,649,360	252,117	$10.51

Z	$544,865	51,842	$10.51

*	The maximum offering price per share for Class A shares was $11.21 which reflects a sales charge of 4.25%.

See notes to financial statements.

86	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $28,865,897)	$30,397,249
Affiliated issuers (cost $14,261,237)	14,672,289
Receivable for capital stock sold	65,612
Receivable due from Adviser	20,938
Affiliated dividends receivable	1,861

Total assets	45,157,949

Liabilities
Payable for capital stock redeemed	120,743
Distribution fee payable	9,449
Legal fee payable	8,967
Transfer Agent out of pocket fee payable	8,024
Transfer Agent fee payable	2,015
Payable for investments purchased	1,870
Accrued expenses	8,647

Total liabilities	159,715

Net Assets	$44,998,234

Composition of Net Assets
Capital stock, at par	$425
Additional paid-in capital	42,429,939
Undistributed net investment income	82,580
Accumulated net realized gain on investment transactions	542,886
Net unrealized appreciation on investments	1,942,404

$44,998,234

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,688,450	248,546	$10.82	*

C	$306,362	28,352	$10.81

Advisor	$28,365	2,606	$10.88

R	$2,039,607	193,717	$10.53

K	$36,874,934	3,490,205	$10.57

I	$2,726,855	257,876	$10.57

Z	$333,661	31,575	$10.57

*	The maximum offering price per share for Class A shares was $11.30 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	87
Statement of Assets & Liabilities

AB Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $11,425,747)	$12,073,798
Affiliated issuers (cost $5,783,471)	5,942,375
Receivable for capital stock sold	108,548
Receivable due from Adviser	22,221
Affiliated dividends receivable	762

Total assets	18,147,704

Liabilities
Payable for capital stock redeemed	158,249
Legal fee payable	10,342
Distribution fee payable	3,609
Transfer Agent fee payable	2,669
Payable for investments purchased	754
Accrued expenses	11,273

Total liabilities	186,896

Net Assets	$17,960,808

Composition of Net Assets
Capital stock, at par	$169
Additional paid-in capital	16,932,592
Undistributed net investment income	30,424
Accumulated net realized gain on investment transactions	190,668
Net unrealized appreciation on investments	806,955

$17,960,808

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$881,470	80,303	$10.98	*

C	$65,052	5,980	$10.88

Advisor	$71,425	6,472	$11.04

R	$455,008	43,127	$10.55

K	$14,717,489	1,391,673	$10.58

I	$1,759,218	165,939	$10.60

Z	$11,146	1,052	$10.60

*	The maximum offering price per share for Class A shares was $11.47 which reflects a sales charge of 4.25%.

See notes to financial statements.

88	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $11,895,834)	$12,548,271
Affiliated issuers (cost $5,946,203)	6,124,107
Receivable due from Adviser	22,570
Receivable for capital stock sold	9,234
Affiliated dividends receivable	775

Total assets	18,704,957

Liabilities
Payable for capital stock redeemed	85,630
Payable for investments purchased	15,368
Legal fee payable	10,270
Distribution fee payable	3,656
Transfer Agent fee payable	2,838
Accrued expenses	10,033

Total liabilities	127,795

Net Assets	$18,577,162

Composition of Net Assets
Capital stock, at par	$176
Additional paid-in capital	17,551,498
Undistributed net investment income	30,984
Accumulated net realized gain on investment transactions	164,163
Net unrealized appreciation on investments	830,341

$18,577,162

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$690,376	63,602	$10.85	*

C	$124,556	11,615	$10.72

Advisor	$489,328	44,642	$10.96

R	$81,027	7,721	$10.49

K	$15,927,464	1,516,124	$10.51

I	$1,252,626	118,925	$10.53

Z	$11,785	1,119.69	$10.53

*	The maximum offering price per share for Class A shares was $11.33 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	89

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2017 (unaudited)

	AB Multi-Manager Select Retirement Allocation Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$83,733
Income distributions from affiliated Underlying Portfolios	69,033	$152,766

Expenses
Advisory fee (see Note B)	7,216
Distribution fee – Class A	452
Distribution fee – Class C	726
Distribution fee – Class R	112
Distribution fee – Class K	10,376
Transfer agency – Class A	5,321
Transfer agency – Class C	2,235
Transfer agency – Advisor Class	330
Transfer agency – Class R	56
Transfer agency – Class K	8,301
Transfer agency – Class I	442
Transfer agency – Class Z	1
Registration fees	42,730
Custodian	34,413
Audit and tax	17,410
Legal	15,733
Directors’ fees	12,678
Printing	2,817
Miscellaneous	3,315

Total expenses	164,664
Less: expenses waived and reimbursed by the Adviser (see Note B)	(144,887)

Net expenses		19,777

Net investment income		132,989

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		9,878
Unaffiliated Underlying Portfolios		26,231
Net realized gain distributions from:
Affiliated Underlying Portfolios		14,671
Unaffiliated Underlying Portfolios		17,616
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(68,215)
Unaffiliated Underlying Portfolios		(71,328)

Net loss on investment transactions		(71,147)

Net Increase in Net Assets from Operations		$61,842

See notes to financial statements.

90	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2010 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$125,474
Income distributions from affiliated Underlying Portfolios	102,323	$227,797

Expenses
Advisory fee (see Note B)	10,805
Distribution fee – Class A	609
Distribution fee – Class C	551
Distribution fee – Class R	1,492
Distribution fee – Class K	15,577
Transfer agency – Class A	2,474
Transfer agency – Class C	587
Transfer agency – Advisor Class	3,735
Transfer agency – Class R	776
Transfer agency – Class K	12,461
Transfer agency – Class I	7
Transfer agency – Class Z	1
Registration fees	42,801
Custodian	34,545
Audit and tax	16,238
Legal	15,769
Directors’ fees	12,678
Printing	3,988
Miscellaneous	2,436

Total expenses	177,530
Less: expenses waived and reimbursed by the Adviser (see Note B)	(147,856)

Net expenses		29,674

Net investment income		198,123

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		37,385
Unaffiliated Underlying Portfolios		127,208
Net realized gain distributions from:
Affiliated Underlying Portfolios		19,353
Unaffiliated Underlying Portfolios		33,098
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(139,396)
Unaffiliated Underlying Portfolios		(129,990)

Net loss on investment transactions		(52,342)

Net Increase in Net Assets from Operations		$145,781

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	91

Statement of Operations

	AB Multi-Manager Select 2015 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$414,348
Income distributions from affiliated Underlying Portfolios	323,534	$737,882

Expenses
Advisory fee (see Note B)	33,571
Distribution fee – Class A	3,548
Distribution fee – Class C	3,640
Distribution fee – Class R	953
Distribution fee – Class K	50,231
Transfer agency – Class A	1,868
Transfer agency – Class C	507
Transfer agency – Advisor Class	49
Transfer agency – Class R	496
Transfer agency – Class K	40,185
Transfer agency – Class I	324
Transfer agency – Class Z	1
Registration fees	42,781
Custodian	34,834
Legal	15,769
Audit and tax	15,340
Directors’ fees	12,678
Printing	4,599
Miscellaneous	2,910

Total expenses	264,284
Less: expenses waived and reimbursed by the Adviser (see Note B)	(172,509)

Net expenses		91,775

Net investment income		646,107

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		89,593
Unaffiliated Underlying Portfolios		439,119
Net realized gain distributions from:
Affiliated Underlying Portfolios		62,205
Unaffiliated Underlying Portfolios		115,264
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(331,507)
Unaffiliated Underlying Portfolios		(287,498)

Net gain on investment transactions		87,176

Net Increase in Net Assets from Operations		$733,283

See notes to financial statements.

92	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2020 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$810,183
Income distributions from affiliated Underlying Portfolios	659,809	$1,469,992

Expenses
Advisory fee (see Note B)	63,735
Distribution fee – Class A	8,506
Distribution fee – Class C	6,355
Distribution fee – Class R	5,085
Distribution fee – Class K	90,338
Transfer agency – Class A	3,600
Transfer agency – Class C	694
Transfer agency – Advisor Class	104
Transfer agency – Class R	2,644
Transfer agency – Class K	72,271
Transfer agency – Class I	1,439
Transfer agency – Class Z	1
Registration fees	43,020
Custodian	35,197
Legal	15,769
Audit and tax	15,340
Directors’ fees	12,678
Printing	9,092
Miscellaneous	3,774

Total expenses	389,642
Less: expenses waived and reimbursed by the Adviser (see Note B)	(194,801)

Net expenses		194,841

Net investment income		1,275,151

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		110,039
Unaffiliated Underlying Portfolios		668,336
Net realized gain distributions from:
Affiliated Underlying Portfolios		211,371
Unaffiliated Underlying Portfolios		231,078
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(458,919)
Unaffiliated Underlying Portfolios		(80,890)

Net gain on investment transactions		681,015

Net Increase in Net Assets from Operations		$1,956,166

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	93

Statement of Operations

	AB Multi-Manager Select 2025 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,201,809
Income distributions from affiliated Underlying Portfolios	929,714	$2,131,523

Expenses
Advisory fee (see Note B)	89,962
Distribution fee – Class A	8,191
Distribution fee – Class C	4,210
Distribution fee – Class R	7,017
Distribution fee – Class K	133,000
Transfer agency – Class A	3,928
Transfer agency – Class C	599
Transfer agency – Advisor Class	496
Transfer agency – Class R	3,649
Transfer agency – Class K	106,400
Transfer agency – Class I	1,544
Transfer agency – Class Z	2
Registration fees	43,101
Custodian	35,480
Legal	15,777
Audit and tax	15,340
Directors’ fees	12,006
Printing	8,241
Miscellaneous	3,526

Total expenses	492,469
Less: expenses waived and reimbursed by the Adviser (see Note B)	(226,716)

Net expenses		265,753

Net investment income		1,865,770

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		110,077
Unaffiliated Underlying Portfolios		1,209,498
Net realized gain distributions from:
Affiliated Underlying Portfolios		389,096
Unaffiliated Underlying Portfolios		380,377
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(414,172)
Unaffiliated Underlying Portfolios		(77,299)

Net gain on investment transactions		1,597,577

Net Increase in Net Assets from Operations		$3,463,347

See notes to financial statements.

94	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2030 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$850,658
Income distributions from affiliated Underlying Portfolios	665,382	$1,516,040

Expenses
Advisory fee (see Note B)	64,469
Distribution fee – Class A	8,460
Distribution fee – Class C	4,715
Distribution fee – Class R	4,421
Distribution fee – Class K	90,720
Transfer agency – Class A	4,129
Transfer agency – Class C	643
Transfer agency – Advisor Class	460
Transfer agency – Class R	2,299
Transfer agency – Class K	72,576
Transfer agency – Class I	1,860
Transfer agency – Class Z	1
Registration fees	42,936
Custodian	35,069
Legal	15,777
Audit and tax	15,340
Directors’ fees	11,102
Printing	10,129
Miscellaneous	3,234

Total expenses	388,340
Less: expenses waived and reimbursed by the Adviser (see Note B)	(181,614)

Net expenses		206,726

Net investment income		1,309,314

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		202,522
Unaffiliated Underlying Portfolios		960,582
Net realized gain distributions from:
Affiliated Underlying Portfolios		330,474
Unaffiliated Underlying Portfolios		306,283
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(135,444)
Unaffiliated Underlying Portfolios		219,413

Net gain on investment transactions		1,883,830

Net Increase in Net Assets from Operations		$3,193,144

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	95

Statement of Operations

	AB Multi-Manager Select 2035 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$722,835
Income distributions from affiliated Underlying Portfolios	551,225	$1,274,060

Expenses
Advisory fee (see Note B)	54,079
Distribution fee – Class A	6,870
Distribution fee – Class C	5,106
Distribution fee – Class R	3,684
Distribution fee – Class K	75,381
Transfer agency – Class A	4,069
Transfer agency – Class C	853
Transfer agency – Advisor Class	366
Transfer agency – Class R	1,916
Transfer agency – Class K	60,305
Transfer agency – Class I	2,005
Transfer agency – Class Z	1
Registration fees	43,027
Custodian	34,763
Legal	15,777
Audit and tax	15,340
Directors’ fees	11,895
Printing	9,638
Miscellaneous	3,101

Total expenses	348,176
Less: expenses waived and reimbursed by the Adviser (see Note B)	(171,219)

Net expenses		176,957

Net investment income		1,097,103

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		167,425
Unaffiliated Underlying Portfolios		647,772
Net realized gain distributions from:
Affiliated Underlying Portfolios		379,968
Unaffiliated Underlying Portfolios		286,532
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		30,752
Unaffiliated Underlying Portfolios		454,308

Net gain on investment transactions		1,966,757

Net Increase in Net Assets from Operations		$3,063,860

See notes to financial statements.

96	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2040 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$571,509
Income distributions from affiliated Underlying Portfolios	363,724	$935,233

Expenses
Advisory fee (see Note B)	43,035
Distribution fee – Class A	6,227
Distribution fee – Class C	4,366
Distribution fee – Class R	3,169
Distribution fee – Class K	58,718
Transfer agency – Class A	3,946
Transfer agency – Class C	826
Transfer agency – Advisor Class	312
Transfer agency – Class R	1,647
Transfer agency – Class K	46,975
Transfer agency – Class I	1,450
Transfer agency – Class Z	53
Registration fees	42,782
Custodian	34,667
Legal	15,777
Audit and tax	15,340
Directors’ fees	12,082
Printing	7,854
Miscellaneous	3,399

Total expenses	302,625
Less: expenses waived and reimbursed by the Adviser (see Note B)	(153,042)

Net expenses		149,583

Net investment income		785,650

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		55,686
Unaffiliated Underlying Portfolios		509,080
Net realized gain distributions from:
Affiliated Underlying Portfolios		388,901
Unaffiliated Underlying Portfolios		239,658
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		221,290
Unaffiliated Underlying Portfolios		343,667

Net gain on investment transactions		1,758,282

Net Increase in Net Assets from Operations		$2,543,932

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	97

Statement of Operations

	AB Multi-Manager Select 2045 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$432,656
Income distributions from affiliated Underlying Portfolios	283,680	$716,336

Expenses
Advisory fee (see Note B)	33,551
Distribution fee – Class A	4,867
Distribution fee – Class C	1,482
Distribution fee – Class R	4,925
Distribution fee – Class K	44,591
Transfer agency – Class A	5,721
Transfer agency – Class C	487
Transfer agency – Advisor Class	50
Transfer agency – Class R	2,561
Transfer agency – Class K	35,673
Transfer agency – Class I	1,528
Transfer agency – Class Z	32
Registration fees	42,945
Custodian	34,534
Legal	15,777
Audit and tax	15,340
Directors’ fees	12,678
Printing	7,618
Miscellaneous	3,286

Total expenses	267,646
Less: expenses waived and reimbursed by the Adviser (see Note B)	(153,961)

Net expenses		113,685

Net investment income		602,651

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		67,106
Unaffiliated Underlying Portfolios		407,384
Net realized gain distributions from:
Affiliated Underlying Portfolios		321,098
Unaffiliated Underlying Portfolios		228,434
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		145,610
Unaffiliated Underlying Portfolios		361,637

Net gain on investment transactions		1,531,269

Net Increase in Net Assets from Operations		$2,133,920

See notes to financial statements.

98	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2050 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$176,574
Income distributions from affiliated Underlying Portfolios	119,988	$296,562

Expenses
Advisory fee (see Note B)	13,705
Distribution fee – Class A	1,298
Distribution fee – Class C	283
Distribution fee – Class R	1,083
Distribution fee – Class K	18,875
Transfer agency – Class A	6,528
Transfer agency – Class C	395
Transfer agency – Advisor Class	449
Transfer agency – Class R	563
Transfer agency – Class K	15,100
Transfer agency – Class I	939
Transfer agency – Class Z	1
Registration fees	42,733
Custodian	34,190
Audit and tax	16,238
Legal	15,769
Directors’ fees	12,678
Printing	5,724
Miscellaneous	2,353

Total expenses	188,904
Less: expenses waived and reimbursed by the Adviser (see Note B)	(142,858)

Net expenses		46,046

Net investment income		250,516

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		25,039
Unaffiliated Underlying Portfolios		142,842
Net realized gain distributions from:
Affiliated Underlying Portfolios		136,202
Unaffiliated Underlying Portfolios		91,948
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		65,590
Unaffiliated Underlying Portfolios		196,417

Net gain on investment transactions		658,038

Net Increase in Net Assets from Operations		$908,554

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	99

Statement of Operations

	AB Multi-Manager Select 2055 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$173,495
Income distributions from affiliated Underlying Portfolios	118,289	$291,784

Expenses
Advisory fee (see Note B)	13,684
Distribution fee – Class A	1,011
Distribution fee – Class C	428
Distribution fee – Class R	164
Distribution fee – Class K	19,710
Transfer agency – Class A	4,343
Transfer agency – Class C	494
Transfer agency – Advisor Class	2,624
Transfer agency – Class R	87
Transfer agency – Class K	15,768
Transfer agency – Class I	614
Transfer agency – Class Z	1
Registration fees	42,788
Custodian	34,220
Audit and tax	16,238
Legal	15,777
Directors’ fees	12,678
Printing	6,070
Miscellaneous	2,562

Total expenses	189,261
Less: expenses waived and reimbursed by the Adviser (see Note B)	(143,496)

Net expenses		45,765

Net investment income		246,019

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		23,435
Unaffiliated Underlying Portfolios		135,145
Net realized gain distributions from:
Affiliated Underlying Portfolios		133,999
Unaffiliated Underlying Portfolios		90,682
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		64,986
Unaffiliated Underlying Portfolios		194,077

Net gain on investment transactions		642,324

Net Increase in Net Assets from Operations		$888,343

See notes to financial statements.

100	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	AB Multi-Manager Select Retirement Allocation Fund
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$132,989		$157,559
Net realized gain (loss) on Underlying Portfolios	36,109		(217,074)
Net realized gain distributions from Underlying Portfolios	32,287		84,535
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(139,543)		255,905
Contributions from Affiliates	– 0	–	53

Net increase in net assets from operations	61,842		280,978
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(895)
Class R	(729)		(249)
Class K	(156,811)		(81,657)
Class I	(17,281)		(17,120)
Class Z	(234)		(109)
Net realized gain on investment transactions
Class A	– 0	–	(283)
Class C	– 0	–	(63)
Advisor Class	– 0	–	(6)
Class R	– 0	–	(18)
Class K	– 0	–	(4,771)
Class I	– 0	–	(965)
Class Z	– 0	–	(6)
Capital Stock Transactions
Net increase	81,024		7,714,437

Total increase (decrease)	(32,189)		7,889,273
Net Assets
Beginning of period	9,604,279		1,715,006

End of period (including undistributed net investment income of $18,441 and $60,507, respectively)	$9,572,090		$9,604,279

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	101

Statement of Changes in Net Assets

AB Multi-Manager Select 2010 Fund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$198,123	$276,811
Net realized gain (loss) on Underlying Portfolios	164,593	(218,217)
Net realized gain distributions from Underlying Portfolios	52,451	136,673
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(269,386)	537,944
Contributions from Affiliates	– 0	–	112

Net increase in net assets from operations	145,781	733,323
Dividends and Distributions to Shareholders from
Net investment income
Class A	(420)	(5,458)
Class C	– 0	–	(451)
Advisor Class	(10,370)	(3,238)
Class R	(10,769)	(5,553)
Class K	(230,069)	(155,650)
Class I	(610)	(10,521)
Class Z	(265)	(112)
Net realized gain on investment transactions
Class A	(1,101)	(1,013)
Class C	(321)	(301)
Advisor Class	(2,149)	(725)
Class R	(1,827)	(750)
Class K	(34,560)	(19,746)
Class I	(70)	(1,308)
Class Z	(32)	(14)
Capital Stock Transactions
Net increase (decrease)	(2,860,106)	13,173,107

Total increase (decrease)	(3,006,888)	13,701,590
Net Assets
Beginning of period	15,321,004	1,619,414

End of period (including undistributed net investment income of $29,578 and $83,958, respectively)	$12,314,116	$15,321,004

See notes to financial statements.

102	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2015 Fund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Increase (Decrease) in Net Assets from Operations
Net investment income	$646,107	$875,880
Net realized gain (loss) on Underlying Portfolios	528,712	(607,154)
Net realized gain distributions from Underlying Portfolios	177,469	427,076
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(619,005)	1,841,266
Contributions from Affiliates	– 0	–	409

Net increase in net assets from operations	733,283	2,537,477
Dividends and Distributions to Shareholders from
Net investment income
Class A	(34,876)	(44,721)
Class C	(9,155)	(5,527)
Advisor Class	(1,595)	(92)
Class R	(6,163)	(5,374)
Class K	(764,529)	(539,098)
Class I	(13,513)	(17,211)
Class Z	(257)	(146)
Net realized gain on investment transactions
Class A	(10,425)	(848)
Class C	(3,838)	(192)
Advisor Class	(365)	(16)
Class R	(2,037)	(109)
Class K	(205,519)	(9,787)
Class I	(3,065)	(301)
Class Z	(57)	(3)
Capital Stock Transactions
Net increase (decrease)	(4,680,274)	39,408,217

Total increase (decrease)	(5,002,385)	41,322,269
Net Assets
Beginning of period	46,931,200	5,608,931

End of period (including undistributed net investment income of $95,296 and $279,277, respectively)	$41,928,815	$46,931,200

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	103

Statement of Changes in Net Assets

AB Multi-Manager Select 2020 Fund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Increase (Decrease) in Net Assets from Operations
Net investment income	$1,275,151	$1,496,809
Net realized gain (loss) on Underlying Portfolios	778,375	(1,327,076)
Net realized gain distributions from Underlying Portfolios	442,449	893,647
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(539,809)	3,186,030
Contributions from Affiliates	– 0	–	737

Net increase in net assets from operations	1,956,166	4,250,147
Dividends and Distributions to Shareholders from
Net investment income
Class A	(88,088)	(96,845)
Class C	(14,696)	(11,090)
Advisor Class	(4,135)	(2,646)
Class R	(26,966)	(33,802)
Class K	(1,331,949)	(879,682)
Class I	(49,437)	(43,894)
Class Z	(238)	(146)
Net realized gain on investment transactions
Class A	(25,316)	(4,254)
Class C	(6,210)	(642)
Advisor Class	(947)	(118)
Class R	(9,845)	(1,495)
Class K	(359,437)	(37,691)
Class I	(11,434)	(1,806)
Class Z	(53)	(6)
Capital Stock Transactions
Net increase (decrease)	(3,240,170)	74,929,382

Total increase (decrease)	(3,212,755)	78,065,412
Net Assets
Beginning of period	87,106,484	9,041,072

End of period (including undistributed net investment income of $219,781 and $460,139, respectively)	$83,893,729	$87,106,484

See notes to financial statements.

104	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2025 Fund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Increase (Decrease) in Net Assets from Operations
Net investment income	$1,865,770	$1,903,413
Net realized gain (loss) on Underlying Portfolios	1,319,575	(1,699,406)
Net realized gain distributions from Underlying Portfolios	769,473	1,352,542
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(491,471)	4,553,207
Contributions from Affiliates	– 0	–	1,004

Net increase in net assets from operations	3,463,347	6,110,760
Dividends and Distributions to Shareholders from
Net investment income
Class A	(58,560)	(113,937)
Class C	(9,756)	(6,315)
Advisor Class	(15,502)	(10,931)
Class R	(41,732)	(37,348)
Class K	(1,894,206)	(1,246,162)
Class I	(54,800)	(45,386)
Class Z	(755)	(153)
Net realized gain on investment transactions
Class A	(29,013)	(2,309)
Class C	(6,180)	(175)
Advisor Class	(5,471)	(231)
Class R	(20,866)	(786)
Class K	(780,630)	(25,044)
Class I	(19,261)	(878)
Class Z	(255)	(3)
Capital Stock Transactions
Net increase (decrease)	(3,879,289)	104,712,301

Total increase (decrease)	(3,352,929)	109,333,403
Net Assets
Beginning of period	122,152,476	12,819,073

End of period (including undistributed net investment income of $263,770 and $473,311, respectively)	$118,799,547	$122,152,476

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	105

Statement of Changes in Net Assets

AB Multi-Manager Select 2030 Fund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Increase (Decrease) in Net Assets from Operations
Net investment income	$1,309,314	$1,256,770
Net realized gain (loss) on Underlying Portfolios	1,163,104	(1,306,997)
Net realized gain distributions from Underlying Portfolios	636,757	1,101,209
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	83,969	3,055,202
Contributions from Affiliates	– 0	–	708

Net increase in net assets from operations	3,193,144	4,106,892
Dividends and Distributions to Shareholders from
Net investment income
Class A	(67,828)	(100,804)
Class C	(9,903)	(6,588)
Advisor Class	(13,562)	(9,280)
Class R	(21,869)	(26,331)
Class K	(1,194,305)	(858,218)
Class I	(67,735)	(37,057)
Class Z	(240)	(152)
Net realized gain on investment transactions
Class A	(41,193)	(4,143)
Class C	(8,018)	(337)
Advisor Class	(6,109)	(378)
Class R	(15,399)	(1,118)
Class K	(636,869)	(34,425)
Class I	(30,156)	(1,426)
Class Z	(105)	(6)
Capital Stock Transactions
Net increase (decrease)	(4,077,368)	73,094,721

Total increase (decrease)	(2,997,515)	76,121,350
Net Assets
Beginning of period	85,677,883	9,556,533

End of period (including undistributed net investment income of $173,123 and $239,251, respectively)	$82,680,368	$85,677,883

See notes to financial statements.

106	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2035 Fund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Increase (Decrease) in Net Assets from Operations
Net investment income	$1,097,103	$850,195
Net realized gain (loss) on Underlying Portfolios	815,197	(1,179,767)
Net realized gain distributions from Underlying Portfolios	666,500	1,023,613
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	485,060	2,610,836
Contributions from Affiliates	– 0	–	580

Net increase in net assets from operations	3,063,860	3,305,457
Dividends and Distributions to Shareholders from
Net investment income
Class A	(36,140)	(87,915)
Class C	(8,011)	(7,857)
Advisor Class	(7,300)	(4,715)
Class R	(16,201)	(18,346)
Class K	(836,846)	(702,701)
Class I	(60,400)	(54,125)
Class Z	(275)	(159)
Net realized gain on investment transactions
Class A	(27,220)	(2,536)
Class C	(8,139)	(291)
Advisor Class	(3,474)	(178)
Class R	(11,632)	(543)
Class K	(480,016)	(19,834)
Class I	(28,468)	(1,467)
Class Z	(124)	(4)
Capital Stock Transactions
Net increase	2,659,140	60,431,624

Total increase	4,198,754	62,836,410
Net Assets
Beginning of period	71,357,269	8,520,859

End of period (including undistributed net investment income of $131,930 and $0, respectively)	$75,556,023	$71,357,269

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	107

Statement of Changes in Net Assets

AB Multi-Manager Select 2040 Fund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Increase (Decrease) in Net Assets from Operations
Net investment income	$785,650	$570,074
Net realized gain (loss) on Underlying Portfolios	564,766	(1,009,651)
Net realized gain distributions from Underlying Portfolios	628,559	915,613
Net change in unrealized appreciation/depreciation of Underlying Portfolios	564,957	1,782,987
Contributions from Affiliates	– 0	–	355

Net increase in net assets from operations	2,543,932	2,259,378
Dividends and Distributions to Shareholders from
Net investment income
Class A	(22,743)	(80,802)
Class C	(6,144)	(4,005)
Advisor Class	(5,361)	(1,428)
Class R	(13,274)	(14,549)
Class K	(584,318)	(570,126)
Class I	(39,695)	(37,557)
Class Z	(8,500)	(7,672)
Net realized gain on investment transactions
Class A	(21,120)	(2,567)
Class C	(6,520)	(185)
Advisor Class	(2,596)	(66)
Class R	(9,662)	(455)
Class K	(354,310)	(17,633)
Class I	(19,137)	(1,114)
Class Z	(3,954)	(229)
Capital Stock Transactions
Net increase (decrease)	(5,339,091)	46,817,772

Total increase (decrease)	(3,892,493)	48,338,762
Net Assets
Beginning of period	58,645,397	10,306,635

End of period (including undistributed net investment income of $105,615 and $0, respectively)	$54,752,904	$58,645,397

See notes to financial statements.

108	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2045 Fund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$602,651	$412,158
Net realized gain (loss) on Underlying Portfolios	474,490	(755,895)
Net realized gain distributions from Underlying Portfolios	549,532	686,658
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	507,247	1,413,243
Contributions from Affiliates	– 0	–	90

Net increase in net assets from operations	2,133,920	1,756,254
Dividends and Distributions to Shareholders from
Net investment income
Class A	(15,732)	(74,138)
Class C	(1,036)	(812)
Advisor Class	(347)	(292)
Class R	(19,126)	(29,399)
Class K	(438,618)	(407,986)
Class I	(40,162)	(45,213)
Class Z	(5,050)	(5,307)
Net realized gain on investment transactions
Class A	(15,285)	(2,518)
Class C	(1,803)	(143)
Advisor Class	(167)	(20)
Class R	(12,525)	(972)
Class K	(225,030)	(13,403)
Class I	(16,592)	(1,429)
Class Z	(2,003)	(168)
Capital Stock Transactions
Net increase (decrease)	(273,809)	35,055,873

Total increase	1,066,635	36,230,327
Net Assets
Beginning of period	43,931,599	7,701,272

End of period (including undistributed net investment income of $82,580 and $0, respectively)	$44,998,234	$43,931,599

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	109

Statement of Changes in Net Assets

AB Multi-Manager Select 2050 Fund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$250,516	$155,434
Net realized gain (loss) on Underlying Portfolios	167,881	(327,393)
Net realized gain distributions from Underlying Portfolios	228,150	251,203
Net change in unrealized appreciation/depreciation of Underlying Portfolios	262,007	521,553

Net increase in net assets from operations	908,554	600,797
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(5,375)
Advisor Class	(462)	– 0	–
Class R	(4,942)	(1,213)
Class K	(189,810)	(161,613)
Class I	(24,707)	(30,681)
Class Z	(171)	(150)
Net realized gain on investment transactions
Class A	(3,875)	(497)
Class C	(292)	(14)
Advisor Class	(326)	(13)
Class R	(2,216)	(64)
Class K	(76,402)	(7,889)
Class I	(8,083)	(1,442)
Class Z	(54)	(7)
Capital Stock Transactions
Net increase (decrease)	(282,231)	14,513,283

Total increase	314,983	14,905,122
Net Assets
Beginning of period	17,645,825	2,740,703

End of period (including undistributed net investment income of $30,424 and $0, respectively)	$17,960,808	$17,645,825

See notes to financial statements.

110	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2055 Fund
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$246,019	$137,779
Net realized gain (loss) on Underlying Portfolios	158,580	(300,583)
Net realized gain distributions from Underlying Portfolios	224,681	221,049
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	259,063	531,795

Net increase in net assets from operations	888,343	590,040
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(6,120)
Class C	– 0	–	(1,395)
Advisor Class	(1,691)	(1,463)
Class R	(809)	(309)
Class K	(195,029)	(139,487)
Class I	(17,327)	(23,596)
Class Z	(179)	(178)
Net realized gain on investment transactions
Class A	(3,750)	(548)
Class C	(552)	(176)
Advisor Class	(2,811)	(441)
Class R	(446)	(27)
Class K	(95,602)	(10,174)
Class I	(6,897)	(1,663)
Class Z	(69)	(13)
Capital Stock Transactions
Net increase	894,959	13,998,853

Total increase	1,458,140	14,403,303
Net Assets
Beginning of period	17,119,022	2,715,719

End of period (including undistributed net investment income of $30,984 and $0, respectively)	$18,577,162	$17,119,022

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	111

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (the “Funds”), each a non-diversified portfolio. The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares. Class B, Class 1 and Class 2 shares are not currently offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Funds invest primarily in a combination of portfolios managed by the Adviser and by certain unaffiliated third parties (the “Underlying Portfolios”). In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC, the Funds’ sub-adviser, selects Underlying Portfolios for investment by the Funds from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar agreement with the Funds. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

112	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

1. Security Valuation

Net asset value per share of the Funds, which may be based on the NAVs of the Underlying Portfolios, is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$9,538,908	$	– 0	–	$	– 0	–	$9,538,908
Short-Term Investments	25,765		– 0	–		– 0	–	25,765

Total(a)	$9,564,673	$	– 0	–	$	– 0	–	$9,564,673

AB Multi-Manager Select 2010 Fund
Investment Companies	$12,273,059	$	– 0	–	$	– 0	–	$12,273,059

Total(a)	$12,273,059	$	– 0	–	$	– 0	–	$12,273,059

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	113

Notes to Financial Statements

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2015 Fund
Investment Companies	$41,962,858	$	– 0	–	$	– 0	–	$41,962,858
Short-Term Investments	136,411		– 0	–		– 0	–	136,411

Total(a)	$42,099,269	$	– 0	–	$	– 0	–	$42,099,269

AB Multi-Manager Select 2020 Fund
Investment Companies	$83,343,815	$	– 0	–	$	– 0	–	$83,343,815
Short-Term Investments	554,353		– 0	–		– 0	–	554,353

Total(a)	$83,898,168	$	– 0	–	$	– 0	–	$83,898,168

AB Multi-Manager Select 2025 Fund
Investment Companies	$118,495,530	$	– 0	–	$	– 0	–	$118,495,530
Short-Term Investments	601,091		– 0	–		– 0	–	601,091

Total(a)	$119,096,621	$	– 0	–	$	– 0	–	$119,096,621

AB Multi-Manager Select 2030 Fund
Investment Companies	$83,837,108	$	– 0	–	$	– 0	–	$83,837,108
Short-Term Investments	109,052		– 0	–		– 0	–	109,052

Total(a)	$83,946,160	$	– 0	–	$	– 0	–	$83,946,160

AB Multi-Manager Select 2035 Fund
Investment Companies	$75,474,542	$	– 0	–	$	– 0	–	$75,474,542
Short-Term Investments	441,309		– 0	–		– 0	–	441,309

Total(a)	$75,915,851	$	– 0	–	$	– 0	–	$75,915,851

AB Multi-Manager Select 2040 Fund
Investment Companies	$55,002,754	$	– 0	–	$	– 0	–	$55,002,754
Short-Term Investments	322,390		– 0	–		– 0	–	322,390

Total(a)	$55,325,144	$	– 0	–	$	– 0	–	$55,325,144

AB Multi-Manager Select 2045 Fund
Investment Companies	$44,866,815	$	– 0	–	$	– 0	–	$44,866,815
Short-Term Investments	202,723		– 0	–		– 0	–	202,723

Total(a)	$45,069,538	$	– 0	–	$	– 0	–	$45,069,538

AB Multi-Manager Select 2050 Fund
Investment Companies	$17,813,880	$	– 0	–	$	– 0	–	$17,813,880
Short-Term Investments	202,293		– 0	–		– 0	–	202,293

Total(a)	$18,016,173	$	– 0	–	$	– 0	–	$18,016,173

AB Multi-Manager Select 2055 Fund
Investment Companies	$18,542,959	$	– 0	–	$	– 0	–	$18,542,959
Short-Term Investments	129,419		– 0	–		– 0	–	129,419

Total(a)	$18,672,378	$	– 0	–	$	– 0	–	$18,672,378

(a)	There were no transfers between any levels during the reporting period.

114	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

The Funds recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	115

Notes to Financial Statements

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Funds represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each portfolio based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $128,722 for each Fund had been deferred and were being amortized on a straight line basis over a one year period.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Funds’ average daily net assets. The fee is accrued daily and paid monthly. From its advisory fees received from the Funds, the Adviser pays the fees of Morningstar Investment Management LLC, the Funds’ sub-adviser. The

116	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) as follows:

	Effective December 1, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2025 Fund	0.43%	1.18%	0.18%	0.68%	0.43%	0.18%	0.18%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2050 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2055 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%

	Prior to December 1, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2025 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%
2050 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2055 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%

	Prior to January 6, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2010 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2015 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2020 Fund	0.46%	1.21%	0.21%	0.71%	0.46%	0.21%	0.21%
2025 Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2030 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2035 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2040 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
2045 Fund	0.54%	1.29%	0.29%	0.79%	0.54%	0.29%	0.29%
2050 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
2055 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	117

Notes to Financial Statements

Any fees waived and expenses borne by the Adviser from December 15, 2014 through July 31, 2015 are subject to repayment by the Funds until July 31, 2018; such waivers that are subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$206,043	2035 Fund	$206,713
2010 Fund	206,330	2040 Fund	204,490
2015 Fund	206,688	2045 Fund	204,804
2020 Fund	205,253	2050 Fund	205,292
2025 Fund	206,723	2055 Fund	203,471
2030 Fund	207,192

Any fees waived and expenses borne by the Adviser from August 1, 2015 through January 5, 2016 are subject to repayment by the Funds until July 31, 2019; such waivers that are subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$148,582	2035 Fund	$140,240
2010 Fund	149,220	2040 Fund	135,952
2015 Fund	149,516	2045 Fund	138,850
2020 Fund	143,920	2050 Fund	144,451
2025 Fund	145,154	2055 Fund	144,775
2030 Fund	138,748

In any case, no repayment will be made that would cause the Funds’ total annual operating expenses to exceed the net fee percentages set forth per the Expense Caps in effect prior to January 6, 2016. The Expense Caps in effect as of December 1, 2016 may not be terminated by the Adviser before November 30, 2017. For the six months ended January 31, 2017, such waivers and reimbursement amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$144,820	2035 Fund	$170,610
2010 Fund	147,775	2040 Fund	152,681
2015 Fund	172,341	2045 Fund	153,626
2020 Fund	194,378	2050 Fund	142,697
2025 Fund	226,099	2055 Fund	143,317
2030 Fund	181,171

118	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

During the year ended July 31, 2016, the Adviser reimbursed the Funds the following amounts for trading losses incurred due to a trade entry error:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$53	2035 Fund	$580
2010 Fund	112	2040 Fund	355
2015 Fund	409	2045 Fund	90
2020 Fund	737	2050 Fund	– 0	–
2025 Fund	1,004	2055 Fund	– 0	–
2030 Fund	708

The Funds compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2017, such compensation retained by ABIS was as follows:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$8,985	2035 Fund	$17,057
2010 Fund	8,970	2040 Fund	13,354
2015 Fund	10,854	2045 Fund	10,612
2020 Fund	20,140	2050 Fund	8,919
2025 Fund	28,823	2055 Fund	8,841
2030 Fund	20,230

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Funds’ shares. The Distributor has advised the Funds that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Funds for the six months ended January 31, 2017 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Multi-Manager Select Fund	Class A		Class A			Class C
Retirement Allocation Fund	$ – 0	–	$	– 0	–	$98
2010 Fund	6			355		– 0	–
2015 Fund	43			438		650
2020 Fund	51			333		– 0	–
2025 Fund	142			2,090		– 0	–
2030 Fund	183			772		71
2035 Fund	90			1,467		71
2040 Fund	145			855		– 0	–
2045 Fund	108			1,236		– 0	–
2050 Fund	102			726		– 0	–
2055 Fund	71			258		– 0	–

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	119

Notes to Financial Statements

The Funds may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Funds’ average daily net assets and to bear its own expenses. In connection with the investment by the Funds in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Funds in an amount equal to the Funds’ pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Funds as an acquired fund fee and expense. For the six months ended January 31, 2017, such waivers amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$67	2035 Fund	$609
2010 Fund	81	2040 Fund	361
2015 Fund	168	2045 Fund	335
2020 Fund	423	2050 Fund	161
2025 Fund	617	2055 Fund	179
2030 Fund	443

A summary of the Funds’ transactions in shares of the Government Money Market Portfolio for the six months ended January 31, 2017 is as follows:

	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)		Dividend Income (000)
Retirement Allocation Fund	$101	$1,610	$1,685	$26		$	– 0	–*
2010 Fund	164	1,847	2,011	– 0	–		– 0	–*
2015 Fund	366	3,601	3,831	136			– 0	–*
2020 Fund	693	9,022	9,161	554			1
2025 Fund	1,605	10,820	11,824	601			1
2030 Fund	718	15,188	15,797	109			1
2035 Fund	594	12,232	12,385	441			1
2040 Fund	519	6,821	7,018	322			– 0	–*
2045 Fund	207	4,635	4,639	203			– 0	–*
2050 Fund	87	3,112	2,997	202			– 0	–*
2055 Fund	361	3,452	3,684	129			– 0	–*

*	Amount is less than $500.

A summary of the Funds’ affiliated Underlying Portfolio transactions for the six months ended January 31, 2017 is as follows:

AB All Market Real Return Portfolio
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$287	$29	$84	$5	$(1)	$236	$7	$	– 0	–
2010 Fund	458	12	112	9	(2)	365	12		– 0	–
2015 Fund	1,379	66	207	11	8	1,257	34		– 0	–

120	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB All Market Real Return Portfolio
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)	Realized Gains (000)
2020 Fund	$2,595	$163	$322	$5	$35	$2,476	$65	$	– 0	–
2025 Fund	2,413	144	259	3	32	2,333	63		– 0	–
2030 Fund	823	118	123	4	9	831	23		– 0	–
2035 Fund	708	62	28	1	10	753	19		– 0	–

AB Bond Inflation Strategy Portfolio
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$576	$54	$49	$2	$(7)	$576	$8	$	– 0	–
2010 Fund	1,223	56	281	9	(23)	984	16		– 0	–
2015 Fund	3,273	539	412	14	(43)	3,371	43		– 0	–
2020 Fund	4,328	1,237	539	18	(50)	4,994	58		– 0	–
2025 Fund	2,425	1,361	214	4	(16)	3,560	32		– 0	–

AB Concentrated Growth Fund
									Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$101	$1	$11	$	– 0	–*	$5	$96	$	– 0	–	$	– 0	–
2025 Fund	2,449	75	282		(4)		130	2,368		– 0	–		10
2030 Fund	1,741	1,019	369		5		116	2,512		– 0	–		11
2035 Fund	2,155	984	253		5		133	3,024		– 0	–		12
2040 Fund	3,526	775	638		1		193	3,857		– 0	–		17
2045 Fund	2,673	649	333		5		148	3,142		– 0	–		14
2050 Fund	1,074	297	189		2		64	1,248		– 0	–		6
2055 Fund	1,019	383	162		1		64	1,305		– 0	–		6

*	Amount is less than $500.

AB Discovery Growth Fund, Inc.
									Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)			Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)			Realized Gains (000)
2025 Fund	$1,247	$	– 0	–	$127	$(17)	$81	$1,185	$	– 0	–	$	– 0	–
2030 Fund	882		33		114	(15)	61	847		– 0	–		– 0	–
2035 Fund	700		71		58	5	35	753		– 0	–		– 0	–
2040 Fund	577		– 0	–	50	5	27	559		– 0	–		– 0	–

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	121

Notes to Financial Statements

AB Discovery Value Fund
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)	Realized Gains (000)
2015 Fund	$492	$16	$134	$15	$28	$417	$2	$14
2020 Fund	891	31	174	6	77	831	4	27
2025 Fund	1,206	42	211	10	106	1,153	5	37
2030 Fund	1,747	171	426	15	149	1,656	8	54
2035 Fund	1,445	171	242	13	123	1,510	6	45
2040 Fund	1,764	139	396	17	141	1,665	8	53
2045 Fund	1,786	81	660	18	120	1,345	6	42
2050 Fund	716	51	294	9	48	530	3	18
2055 Fund	677	87	270	9	46	549	3	17

AB Global Bond Fund, Inc.
									Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$191	$13	$9	$	– 0	–*	$(7)	$188	$4	$	– 0	–
2010 Fund	608	23	117		– 0	–*	(21)	493	12		– 0	–
2015 Fund	1,872	89	220		4		(66)	1,679	36		– 0	–
2020 Fund	1,718	1,008	160		3		(88)	2,481	47		– 0	–
2025 Fund	2,426	1,482	238		4		(125)	3,549	66		– 0	–
2030 Fund	1,683	1,290	331		5		(93)	2,554	48		– 0	–

*	Amount is less than $500.

AB Global Real Estate Investment Fund II
Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$392	$71	$87	$(1)	$(42)	$333	$12	$	– 0	–
2010 Fund	623	70	133	3	(68)	495	17	– 0	–
2015 Fund	1,920	191	245	13	(215)	1,664	57	– 0	–
2020 Fund	3,539	598	415	1	(377)	3,346	109	– 0	–
2025 Fund	6,215	1,030	645	– 0	–*	(664)	5,936	192	– 0	–
2030 Fund	3,494	1,634	554	(8)	(366)	4,200	134	– 0	–
2035 Fund	2,887	1,557	391	1	(310)	3,744	113	– 0	–
2040 Fund	1,770	958	357	(9)	(179)	2,183	72	– 0	–
2045 Fund	1,323	776	166	(1)	(141)	1,791	56	– 0	–
2050 Fund	538	327	96	(2)	(55)	712	23	– 0	–
2055 Fund	513	349	58	(1)	(56)	747	23	– 0	–

*	Amount is less than $500.

122	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB High Income Fund, Inc.
											Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 1/31/17 (000)		Income (000)		Realized Gains (000)
Retirement Allocation Fund	$219	$65		$49	$2		$4		$241		$7		$	– 0	–
2010 Fund	348	44		125	5		2		274		10			– 0	–
2015 Fund	1,985	81		405	11		30		1,702		58			– 0	–
2020 Fund	5,463	318		1,701	54		57		4,191		147			– 0	–
2025 Fund	8,875	617		2,502	78		109		7,177		246			– 0	–
2030 Fund	7,005	856		2,058	94		53		5,950		204			– 0	–
2035 Fund	4,413	672		650	39		64		4,538		141			– 0	–
2040 Fund	730	36		233	8		7		548		19			– 0	–
2045 Fund	25	– 0	–	25	1		(1)		– 0	–	– 0	–*		– 0	–
2050 Fund	10	– 0	–	10	– 0	–*	– 0	–*	– 0	–	– 0	–*		– 0	–
2055 Fund	9	– 0	–	9	– 0	–*	– 0	–*	– 0	–	– 0	–*		– 0	–

*	Amount is less than $500.

AB Intermediate Bond Portfolio
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$771	$93	$72	$1	$(26)	$767	$12	$	– 0	–*
2010 Fund	919	47	195	1	(31)	741	13		1
2015 Fund	2,346	110	281	3	(78)	2,100	34		1
2020 Fund	4,353	398	477	8	(145)	4,137	64		2
2025 Fund	3,640	327	296	(2)	(115)	3,554	54		2
2030 Fund	2,568	406	351	(3)	(83)	2,537	40		1
2035 Fund	1,423	124	569	(2)	(31)	945	17		1
2040 Fund	1,164	99	559	(3)	(23)	678	13		– 0	–*
2045 Fund	877	320	392	(2)	(20)	783	12		– 0	–*
2050 Fund	352	143	180	(2)	(7)	306	5		– 0	–*
2055 Fund	336	152	156	(1)	(8)	323	5		– 0	–*

*	Amount is less than $500.

AB Relative Value Fund (formerly known as AB Growth and Income Fund, Inc.)
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$381	$39	$45	$1	$3	$379	$11	$14
2010 Fund	605	53	179	9	3	491	15	19
2015 Fund	1,391	107	259	17	(3)	1,253	37	47
2020 Fund	5,160	501	686	14	27	5,016	144	182
2025 Fund	9,690	1,439	1,730	35	47	9,481	269	340

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	123

Notes to Financial Statements

AB Relative Value Fund (formerly known as AB Growth and Income Fund, Inc.)
							Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)	Realized Gains (000)
2030 Fund	$8,473	$1,347	$2,826	$106	$19	$7,119	$208	$264
2035 Fund	9,870	1,813	2,385	105	8	9,411	254	323
2040 Fund	9,798	1,290	2,611	38	56	8,571	252	318
2045 Fund	7,805	1,121	1,604	46	40	7,408	209	265
2050 Fund	3,137	513	742	18	17	2,943	89	112
2055 Fund	3,058	738	761	16	19	3,070	88	111

AB Unconstrained Bond Fund, Inc.
									Distributions
Multi-Manager Select Fund	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/17 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$288	$28	$30	$	– 0	–	$2	$288	$8	$	– 0	–
2010 Fund	305	14	78		1		1	243	7		– 0	–
2015 Fund	948	44	148		– 0	–*	8	852	23		– 0	–
2020 Fund	863	64	75		1		7	860	21		– 0	–

*	Amount is less than $500.

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser, for the six months ended January 31, 2017 were as follows:

Multi-Manager Select Fund	Total Commissions	Sanford C. Bernstein & Co. LLC			Sanford C. Bernstein Limited
Retirement Allocation Fund	$835	$	– 0	–	$	– 0	–
2010 Fund	1,259		– 0	–		– 0	–
2015 Fund	3,351		– 0	–		– 0	–
2020 Fund	6,536		– 0	–		– 0	–
2025 Fund	9,743		– 0	–		– 0	–
2030 Fund	8,235		– 0	–		– 0	–
2035 Fund	5,991		– 0	–		– 0	–
2040 Fund	4,993		– 0	–		– 0	–
2045 Fund	3,864		– 0	–		– 0	–
2050 Fund	1,586		– 0	–		– 0	–
2055 Fund	1,568		– 0	–		– 0	–

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and

124	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of each Fund’s average daily net assets attributable to Class C shares, .50% of each Fund’s average daily net assets attributable to Class R shares and .25% of each Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Funds’ operations, the Distributor has incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K as follows:

Multi-Manager Select Fund	Class C		Class R	Class K
Retirement Allocation Fund	$765		$124	$	– 0	–
2010 Fund	– 0	–	1,630		– 0	–
2015 Fund	2,332		1,200		– 0	–
2020 Fund	2,068		7,348		– 0	–
2025 Fund	2,343		8,962		– 0	–
2030 Fund	1,219		6,934		– 0	–
2035 Fund	2,401		4,823		– 0	–
2040 Fund	1,369		3,741		– 0	–
2045 Fund	173		6,703		– 0	–
2050 Fund	– 0	–	999		– 0	–
2055 Fund	434		76		– 0	–

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended January 31, 2017 were as follows:

Multi-Manager Select Fund	Purchases	Sales
Retirement Allocation Fund	$3,327,004	$3,196,547
2010 Fund	3,719,402	6,504,018
2015 Fund	9,479,449	14,025,856
2020 Fund	20,824,419	24,189,450

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	125

Notes to Financial Statements

Multi-Manager Select Fund	Purchases	Sales
2025 Fund	$28,014,106	$31,294,199
2030 Fund	25,358,070	27,787,319
2035 Fund	21,003,310	17,567,599
2040 Fund	13,734,042	17,826,356
2045 Fund	11,104,469	10,998,395
2050 Fund	4,875,701	5,094,861
2055 Fund	6,048,066	4,917,959

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Fund	Appreciation	(Depreciation)
AB Multi-Manager Select Retirement Allocation Fund	$163,711	$(47,515)	$116,196
AB Multi-Manager Select 2010 Fund	327,325	(57,853)	269,472
AB Multi-Manager Select 2015 Fund	1,373,473	(159,936)	1,213,537
AB Multi-Manager Select 2020 Fund	2,892,576	(263,030)	2,629,546
AB Multi-Manager Select 2025 Fund	4,429,714	(411,398)	4,018,316
AB Multi-Manager Select 2030 Fund	3,327,612	(209,608)	3,118,004
AB Multi-Manager Select 2035 Fund	3,202,914	(96,514)	3,106,400
AB Multi-Manager Select 2040 Fund	2,436,943	(50,758)	2,386,184
AB Multi-Manager Select 2045 Fund	1,985,077	(42,673)	1,942,404
AB Multi-Manager Select 2050 Fund	825,605	(18,650)	806,955
AB Multi-Manager Select 2055 Fund	853,315	(22,974)	830,341

1. Currency Transactions

A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be

126	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

used when the Adviser or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	AB Multi-Manager Select Retirement Allocation Fund
	Shares			Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016

Class A
Shares sold	672		65,506	$6,985		$655,818

Shares issued in reinvestment of dividends and distributions	– 0	–	116	– 0	–	1,153

Shares redeemed	(16,823)		(24,254)	(174,135)		(240,301)

Net increase (decrease)	(16,151)		41,368	$(167,150)		$416,670

Class C
Shares sold	5,734		9,233	$58,326		$92,175

Shares issued in reinvestment of dividends and distributions	– 0	–	6	– 0	–	57

Shares redeemed	(1,621)		(1,475)	(16,616)		(14,861)

Net increase	4,113		7,764	$41,710		$77,371

Advisor Class
Shares sold	79		1,117	$830		$11,155

Shares redeemed	(34)		(38)	(352)		(379)

Net increase	45		1,079	$478		$10,776

Class R
Shares sold	1,713		11,726	$17,402		$113,189

Shares issued in reinvestment of dividends and distributions	57		18	570		173

Shares redeemed	(3,610)		(9,513)	(36,314)		(91,086)

Net increase (decrease)	(1,840)		2,231	$(18,342)		$22,276

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	127

Notes to Financial Statements

	AB Multi-Manager Select Retirement Allocation Fund
	Shares				Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class K
Shares sold	92,390		1,016,023		$933,340		$10,045,125

Shares issued in reinvestment of dividends and distributions	15,808		8,880		156,811		86,316

Shares redeemed	(102,905)		(276,795)		(1,037,146)		(2,678,715)

Net increase	5,293		748,108		$53,005		$7,452,726

Class I
Shares sold	19,052		63,576		$193,319		$628,079

Shares issued in reinvestment of dividends and distributions	1,714		737		17,034		7,186

Shares redeemed	(3,871)		(94,307)		(39,133)		(900,647)

Net increase (decrease)	16,895		(29,994)		$171,220		$(265,382)

Class Z
Shares sold	10		– 0	–	$100	$	– 0	–

Shares issued in reinvestment of dividends and distributions	– 0	–(a)	– 0	–(a)	3		– 0	–(b)

Net increase	10		– 0	–	$103	$	– 0	–

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2010 Fund
	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	1,051	79,811	$10,949	$796,074

Shares issued in reinvestment of dividends and distributions	132	613	1,376	6,068

Shares redeemed	(29,184)	(21,926)	(303,439)	(214,197)

Net increase (decrease)	(28,001)	58,498	$(291,114)	$587,945

128	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB Multi-Manager Select 2010 Fund
Shares	Amount
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class C
Shares sold	3,084	21,215	$32,098	$211,220

Shares issued in reinvestment of dividends and distributions	31	73	321	718

Shares redeemed	(54)	(12,070)	(560)	(115,989)

Net increase	3,061	9,218	$31,859	$95,949

Advisor Class
Shares sold	– 0	–	68,309	$	– 0	–	$686,310

Shares issued in reinvestment of dividends and distributions	1,214	391	12,518	3,888

Shares redeemed	(384)	(1,487)	(4,000)	(14,523)

Net increase	830	67,213	$8,518	$675,675

Class R
Shares sold	2,468	71,890	$25,025	$709,616

Shares issued in reinvestment of dividends and distributions	1,265	638	12,595	6,186

Shares redeemed	(5,030)	(12,697)	(51,372)	(124,248)

Net increase (decrease)	(1,297)	59,831	$(13,752)	$591,554

Class K
Shares sold	118,026	1,667,254	$1,196,112	$16,366,468

Shares issued in reinvestment of dividends and distributions	26,569	18,088	264,629	175,273

Shares redeemed	(402,633)	(452,946)	(4,090,135)	(4,426,129)

Net increase (decrease)	(258,038)	1,232,396	$(2,629,394)	$12,115,612

Class I
Shares sold	3,290	254	$33,333	$2,504

Shares issued in reinvestment of dividends and distributions	35	3	344	31

Shares redeemed	– 0	–	(94,832)	(1)	(896,163)

Net increase (decrease)	3,325	(94,575)	$33,676	$(893,628)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	129

Notes to Financial Statements

	AB Multi-Manager Select 2010 Fund
	Shares				Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class Z
Shares sold	10		– 0	–	$99		$–0	–

Shares issued in reinvestment of dividends and distributions	– 0	–(a)	– 0	–(a)	3		– 0	–(b)

Shares redeemed	– 0	–(a)	– 0	–	(1)		– 0	–

Net increase	10		– 0	–	$101	$	– 0	–

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2015 Fund
	Shares			Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016

Class A
Shares sold	13,584		355,853	$141,916		$3,542,540

Shares issued in reinvestment of dividends and distributions	4,201		4,425	42,978		43,805

Shares redeemed	(168,261)		(31,341)	(1,745,995)		(317,284)

Net increase (decrease)	(150,476)		328,937	$(1,561,101)		$3,269,061

Class C
Shares sold	1,135		46,335	$11,833		$457,797

Shares issued in reinvestment of dividends and distributions	784		571	7,982		5,643

Shares redeemed	(536)		(14,513)	(5,538)		(145,081)

Net increase	1,383		32,393	$14,277		$318,359

Advisor Class
Shares sold	124		3,639	$1,313		$36,156

Shares issued in reinvestment of dividends and distributions	161		9	1,664		91

Shares redeemed	– 0	–	(2,994)	– 0	–	(29,997)

Net increase	285		654	$2,977		$6,250

130	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2015 Fund
	Shares				Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class R
Shares sold	1,290		34,298		$13,146		$338,405

Shares issued in reinvestment of dividends and distributions	819		552		8,200		5,356

Shares redeemed	(662)		(22,797)		(6,723)		(221,400)

Net increase	1,447		12,053		$14,623		$122,361

Class K
Shares sold	300,960		4,279,201		$3,071,737		$42,021,964

Shares issued in reinvestment of dividends and distributions	96,811		56,455		970,047		548,742

Shares redeemed	(685,478)		(663,432)		(7,000,129)		(6,498,258)

Net increase (decrease)	(287,707)		3,672,224		$(2,958,345)		$36,072,448

Class I
Shares sold	5,659		51,710		$57,976		$513,250

Shares issued in reinvestment of dividends and distributions	1,620		367		16,250		3,570

Shares redeemed	(26,319)		(95,596)		(267,065)		(897,082)

Net decrease	(19,040)		(43,519)		$(192,839)		$(380,262)

Class Z
Shares sold	13		– 0	–	$131	$	– 0	–

Shares issued in reinvestment of dividends and distributions	– 0	–(a)	– 0	–(a)	3		– 0	–(b)

Net increase	13		– 0	–	$134	$	– 0	–

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	131

Notes to Financial Statements

	AB Multi-Manager Select 2020 Fund
	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	31,509	814,845	$328,095	$8,084,991

Shares issued in reinvestment of dividends and distributions	10,199	9,704	104,849	96,171

Shares redeemed	(336,944)	(77,676)	(3,495,776)	(769,030)

Net increase (decrease)	(295,236)	746,873	$(3,062,832)	$7,412,132

Class C
Shares sold	4,806	108,258	$49,813	$1,067,869

Shares issued in reinvestment of dividends and distributions	2,035	1,168	20,776	11,513

Shares redeemed	(8,873)	(21,377)	(91,353)	(210,946)

Net increase (decrease)	(2,032)	88,049	$(20,764)	$868,436

Advisor Class
Shares sold	1,645	21,106	$17,270	$212,881

Shares issued in reinvestment of dividends and distributions	494	251	5,082	2,500

Shares redeemed	(888)	(5,814)	(9,230)	(57,390)

Net increase	1,251	15,543	$13,122	$157,991

Class R
Shares sold	11,148	299,341	$113,523	$2,946,080

Shares issued in reinvestment of dividends and distributions	3,652	3,620	36,811	35,154

Shares redeemed	(49,878)	(104,583)	(511,146)	(1,031,706)

Net increase (decrease)	(35,078)	198,378	$(360,812)	$1,949,528

Class K
Shares sold	676,118	7,254,831	$6,919,550	$71,560,066

Shares issued in reinvestment of dividends and distributions	167,630	94,171	1,691,387	917,226

Shares redeemed	(817,179)	(959,192)	(8,347,534)	(9,320,861)

Net increase	26,569	6,389,810	$263,403	$63,156,431

132	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2020 Fund
	Shares				Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016

Class I
Shares sold	22,389		231,027		$229,248			$2,286,266

Shares issued in reinvestment of dividends and distributions	6,003		3,212		60,570			31,311

Shares redeemed	(35,347)		(99,797)		(362,208)			(932,710)

Net increase (decrease)	(6,955)		134,442		$(72,390)			$1,384,867

Class Z
Shares sold	10		– 0	–(a)	$100		$	– 0	–(b)

Shares issued in reinvestment of dividends and distributions	– 0	–(a)	– 0	–(a)	3			– 0	–(b)

Shares redeemed	– 0	–	– 0	–(a)	– 0	–		(3)

Net increase (decrease)	10		– 0	–	$103			$(3)

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	50,121	870,281	$524,701	$8,708,445

Shares issued in reinvestment of dividends and distributions	8,139	11,493	84,079	114,133

Shares redeemed	(512,336)	(51,172)	(5,304,264)	(507,797)

Net increase (decrease)	(454,076)	830,602	$(4,695,484)	$8,314,781

Class C
Shares sold	5,131	66,660	$52,894	$653,782

Shares issued in reinvestment of dividends and distributions	1,555	645	15,935	6,381

Shares redeemed	(2,915)	(1,869)	(30,150)	(17,620)

Net increase	3,771	65,436	$38,679	$642,543

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	133

Notes to Financial Statements

	AB Multi-Manager Select 2025 Fund
	Shares			Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Advisor Class
Shares sold	4,901	30,335		$51,706		$305,941

Shares issued in reinvestment of dividends and distributions	1,275	1,096		13,176		10,924

Shares redeemed	(240)	(15,719)		(2,525)		(156,079)

Net increase	5,936	15,712		$62,357		$160,786

Class R
Shares sold	21,860	275,349		$222,927		$2,705,202

Shares issued in reinvestment of dividends and distributions	6,198	3,900		62,598		37,990

Shares redeemed	(26,915)	(53,034)		(276,077)		(518,896)

Net increase	1,143	226,215		$9,448		$2,224,296

Class K
Shares sold	1,021,529	9,818,685		$10,465,282		$96,545,747

Shares issued in reinvestment of dividends and distributions	264,312	130,231		2,674,836		1,271,054

Shares redeemed	(1,215,286)	(616,287)		(12,446,708)		(5,875,570)

Net increase	70,555	9,332,629		$693,410		$91,941,231

Class I
Shares sold	30,357	255,923		$311,876		$2,535,492

Shares issued in reinvestment of dividends and distributions	7,279	3,219		73,738		31,478

Shares redeemed	(38,526)	(121,009)		(397,732)		(1,138,306)

Net increase (decrease)	(890)	138,133		$(12,118)		$1,428,664

Class Z
Shares sold	2,325	– 0	–	$23,812	$	– 0	–

Shares issued in reinvestment of dividends and distributions	69	– 0	–(a)	699		– 0	–(b)

Shares redeemed	(9)	– 0	–	(92)		– 0	–

Net increase	2,385	– 0	–	$24,419	$	– 0	–

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

134	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2030 Fund
	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	32,089	901,061	$338,098	$9,018,677

Shares issued in reinvestment of dividends and distributions	10,346	10,447	108,009	104,466

Shares redeemed	(392,824)	(127,478)	(4,093,676)	(1,287,007)

Net increase (decrease)	(350,389)	784,030	$(3,647,569)	$7,836,136

Class C
Shares sold	10,978	103,422	$114,761	$1,036,013

Shares issued in reinvestment of dividends and distributions	1,730	683	17,921	6,806

Shares redeemed	(8,962)	(18,619)	(91,697)	(186,033)

Net increase	3,746	85,486	$40,985	$856,786

Advisor Class
Shares sold	468	66,553	$4,956	$675,745

Shares issued in reinvestment of dividends and distributions	1,882	948	19,671	9,509

Shares redeemed	(66)	(5,851)	(708)	(58,513)

Net increase	2,284	61,650	$23,919	$626,741

Class R
Shares sold	9,160	194,121	$94,424	$1,907,112

Shares issued in reinvestment of dividends and distributions	3,643	2,783	37,267	27,304

Shares redeemed	(56,461)	(52,724)	(586,792)	(519,385)

Net increase (decrease)	(43,658)	144,180	$(455,101)	$1,415,031

Class K
Shares sold	1,264,600	6,752,994	$13,065,197	$66,891,318

Shares issued in reinvestment of dividends and distributions	179,000	90,885	1,831,174	892,491

Shares redeemed	(1,393,172)	(728,707)	(14,416,853)	(7,110,030)

Net increase	50,428	6,115,172	$479,518	$60,673,779

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	135

Notes to Financial Statements

	AB Multi-Manager Select 2030 Fund
	Shares				Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class I
Shares sold	81,173		277,051		$836,497	$2,750,187

Shares issued in reinvestment of dividends and distributions	9,528		2,393		97,564	23,547

Shares redeemed	(139,065)		(117,419)		(1,454,378)	(1,087,672)

Net increase (decrease)	(48,364)		162,025		$(520,317)	$1,686,062

Class Z
Shares sold	113		18		$1,168	$186

Shares issued in reinvestment of dividends and distributions	3		– 0	–(a)	32	– 0	–(b)

Shares redeemed	– 0	–	– 0	–	(3)	– 0	–

Net increase	116		18		$1,197	$186

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	36,068	691,818	$378,698	$6,935,960

Shares issued in reinvestment of dividends and distributions	6,017	9,003	63,122	90,114

Shares redeemed	(407,848)	(35,164)	(4,240,792)	(349,872)

Net increase (decrease)	(365,763)	665,657	$(3,798,972)	$6,676,202

Class C
Shares sold	6,010	86,588	$62,842	$856,821

Shares issued in reinvestment of dividends and distributions	1,501	766	15,597	7,634

Shares redeemed	(765)	(1,117)	(8,096)	(10,432)

Net increase	6,746	86,237	$70,343	$854,023

136	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2035 Fund
	Shares			Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Advisor Class
Shares sold	11	29,251		$117	$298,071

Shares issued in reinvestment of dividends and distributions	1,024	474		10,774	4,774

Shares redeemed	(777)	(3,492)		(8,027)	(34,626)

Net increase	258	26,233		$2,864	$268,219

Class R
Shares sold	16,097	141,923		$166,081	$1,397,508

Shares issued in reinvestment of dividends and distributions	2,716	1,910		27,833	18,737

Shares redeemed	(13,312)	(28,726)		(139,607)	(271,574)

Net increase	5,501	115,107		$54,307	$1,144,671

Class K
Shares sold	1,083,918	5,249,299		$11,283,148	$51,823,337

Shares issued in reinvestment of dividends and distributions	128,224	73,412		1,316,862	722,378

Shares redeemed	(664,578)	(324,187)		(6,866,566)	(3,135,930)

Net increase	547,564	4,998,524		$5,733,444	$49,409,785

Class I
Shares sold	81,362	329,925		$838,231	$3,280,643

Shares issued in reinvestment of dividends and distributions	8,617	4,069		88,582	40,079

Shares redeemed	(32,246)	(132,568)		(335,059)	(1,242,569)

Net increase	57,733	201,426		$591,754	$2,078,153

Class Z
Shares sold	509	58		$5,292	$571

Shares issued in reinvestment of dividends and distributions	12	– 0	–(a)	123	– 0	–(b)

Shares redeemed	(1)	– 0	–	(15)	– 0	–

Net increase	520	58		$5,400	$571

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	137

Notes to Financial Statements

	AB Multi-Manager Select 2040 Fund
	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	54,849	702,605	$576,354	$6,980,044

Shares issued in reinvestment of dividends and distributions	4,177	8,340	43,774	83,147

Shares redeemed	(429,456)	(63,150)	(4,435,655)	(628,137)

Net increase (decrease)	(370,430)	647,795	$(3,815,527)	$6,435,054

Class C
Shares sold	2,921	81,281	$30,305	$794,310

Shares issued in reinvestment of dividends and distributions	1,219	411	12,664	4,085

Shares redeemed	(930)	(2,484)	(9,685)	(23,859)

Net increase	3,210	79,208	$33,284	$774,536

Advisor Class
Shares sold	9,183	30,576	$96,632	$300,505

Shares issued in reinvestment of dividends and distributions	652	138	6,843	1,388

Shares redeemed	(786)	(6,595)	(8,068)	(65,189)

Net increase	9,049	24,119	$95,407	$236,704

Class R
Shares sold	9,263	138,290	$95,092	$1,367,416

Shares issued in reinvestment of dividends and distributions	2,244	1,520	22,935	14,849

Shares redeemed	(7,479)	(23,023)	(77,726)	(221,797)

Net increase	4,028	116,787	$40,301	$1,160,468

Class K
Shares sold	572,973	4,127,540	$5,909,178	$40,721,976

Shares issued in reinvestment of dividends and distributions	91,573	59,959	938,628	587,602

Shares redeemed	(873,667)	(446,247)	(8,996,385)	(4,281,542)

Net increase (decrease)	(209,121)	3,741,252	$(2,148,579)	$37,028,036

138	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2040 Fund
	Shares				Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016

Class I
Shares sold	52,985		242,065		$544,304			$2,401,476

Shares issued in reinvestment of dividends and distributions	5,708		2,379		58,567			23,337

Shares redeemed	(15,415)		(133,775)		(159,402)			(1,240,075)

Net increase	43,278		110,669		$443,469			$1,184,738

Class Z
Shares sold	10		– 0	–	$100		$	– 0	–

Shares issued in reinvestment of dividends and distributions	1,214		788		12,454			7,739

Shares redeemed	– 0	–	(1,045)		– 0	–		(9,503)

Net increase (decrease)	1,224		(257)		$12,554			$(1,764)

	AB Multi-Manager Select 2045 Fund
	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	34,583	577,565	$365,415	$5,790,474

Shares issued in reinvestment of dividends and distributions	2,879	7,642	30,402	76,499

Shares redeemed	(278,737)	(105,901)	(2,884,328)	(1,056,114)

Net increase (decrease)	(241,275)	479,306	$(2,488,511)	$4,810,859

Class C
Shares sold	1,495	35,669	$15,764	$360,464

Shares issued in reinvestment of dividends and distributions	269	92	2,839	921

Shares redeemed	(1,115)	(16,092)	(11,622)	(161,008)

Net increase	649	19,669	$6,981	$200,377

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	139

Notes to Financial Statements

	AB Multi-Manager Select 2045 Fund
	Shares			Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Advisor Class
Shares sold	24		8,322	$250	$82,766

Shares issued in reinvestment of dividends and distributions	29		23	310	233

Shares redeemed	(2,518)		(4,300)	(26,265)	(43,516)

Net increase (decrease)	(2,465)		4,045	$(25,705)	$39,483

Class R
Shares sold	22,790		211,582	$235,936	$2,083,764

Shares issued in reinvestment of dividends and distributions	3,079		3,083	31,651	30,209

Shares redeemed	(12,179)		(40,746)	(127,165)	(388,025)

Net increase	13,690		173,919	$140,422	$1,725,948

Class K
Shares sold	500,272		3,098,292	$5,177,922	$30,549,782

Shares issued in reinvestment of dividends and distributions	64,307		42,851	663,648	421,226

Shares redeemed	(394,428)		(408,868)	(4,087,096)	(4,024,745)

Net increase	170,151		2,732,275	$1,754,474	$26,946,263

Class I
Shares sold	43,976		238,505	$454,842	$2,373,132

Shares issued in reinvestment of dividends and distributions	5,476		3,122	56,509	30,717

Shares redeemed	(17,329)		(113,457)	(180,909)	(1,044,587)

Net increase	32,123		128,170	$330,442	$1,359,262

Class Z
Shares sold	100		516	$1,039	$5,004

Shares issued in reinvestment of dividends and distributions	683		539	7,052	5,306

Shares redeemed	– 0	–	(3,759)	(3)	(36,629)

Net increase (decrease)	783		(2,704)	$8,088	$(26,319)

140	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2050 Fund
	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	18,308	123,315	$194,993	$1,220,670

Shares issued in reinvestment of dividends and distributions	362	575	3,875	5,790

Shares redeemed	(53,357)	(15,153)	(557,147)	(151,292)

Net increase (decrease)	(34,687)	108,737	$(358,279)	$1,075,168

Class C
Shares sold	1,197	4,026	$12,648	$40,280

Shares issued in reinvestment of dividends and distributions	23	1	239	7

Shares redeemed	(5)	(284)	(48)	(2,878)

Net increase	1,215	3,743	$12,839	$37,409

Advisor Class
Shares sold	556	5,795	$5,982	$59,565

Shares issued in reinvestment of dividends and distributions	61	1	661	6

Shares redeemed	(351)	(617)	(3,779)	(6,229)

Net increase	266	5,179	$2,864	$53,342

Class R
Shares sold	5,677	38,763	$58,573	$379,846

Shares issued in reinvestment of dividends and distributions	695	116	7,157	1,135

Shares redeemed	(3,007)	(1,300)	(31,314)	(11,984)

Net increase	3,365	37,579	$34,416	$368,997

Class K
Shares sold	302,720	1,401,759	$3,132,130	$13,851,607

Shares issued in reinvestment of dividends and distributions	25,795	17,263	266,212	169,351

Shares redeemed	(352,663)	(159,788)	(3,658,837)	(1,528,982)

Net increase (decrease)	(24,148)	1,259,234	$(260,495)	$12,491,976

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	141

Notes to Financial Statements

	AB Multi-Manager Select 2050 Fund
	Shares				Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class I
Shares sold	34,850		151,508		$361,973		$1,501,799

Shares issued in reinvestment of dividends and distributions	3,150		1,763		32,562		17,332

Shares redeemed	(10,433)		(112,534)		(108,213)		(1,032,740)

Net increase	27,567		40,737		$286,322		$486,391

Class Z
Shares sold	10		– 0	–	$100	$	– 0	–

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–(a)	2		– 0	–(b)

Net increase	10		– 0	–	$102	$	– 0	–

(a)	Amount is less than one share.

(b)	Amount is less than .50 cents.

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	15,766	93,945	$165,861	$940,618

Shares issued in reinvestment of dividends and distributions	354	657	3,750	6,544

Shares redeemed	(42,059)	(7,432)	(434,066)	(72,223)

Net increase (decrease)	(25,939)	87,170	$(264,455)	$874,939

Class C
Shares sold	4,698	19,992	$49,130	$197,057

Shares issued in reinvestment of dividends and distributions	53	151	552	1,481

Shares redeemed	(21)	(14,299)	(216)	(139,623)

Net increase	4,730	5,844	$49,466	$58,915

142	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Advisor Class
Shares sold	1,690	12,410	$18,025	$119,584

Shares issued in reinvestment of dividends and distributions	421	184	4,503	1,859

Shares redeemed	(1,781)	(1,290)	(19,195)	(12,223)

Net increase	330	11,304	$3,333	$109,220

Class R
Shares sold	3,729	5,714	$38,346	$55,193

Shares issued in reinvestment of dividends and distributions	105	21	1,072	207

Shares redeemed	(2,611)	(725)	(26,856)	(7,242)

Net increase	1,223	5,010	$12,562	$48,158

Class K
Shares sold	370,495	1,423,512	$3,810,470	$13,968,140

Shares issued in reinvestment of dividends and distributions	28,354	15,318	290,631	149,508

Shares redeemed	(326,014)	(121,858)	(3,346,151)	(1,179,091)

Net increase	72,835	1,316,972	$754,950	$12,938,557

Class I
Shares sold	41,907	97,435	$432,507	$960,694

Shares issued in reinvestment of dividends and distributions	2,333	1,066	23,982	10,428

Shares redeemed	(11,241)	(110,215)	(115,723)	(1,004,448)

Net increase (decrease)	32,999	(11,714)	$340,766	$(33,326)

Class Z
Shares sold	54	252	$546	$2,496

Shares issued in reinvestment of dividends and distributions	1	3	16	33

Shares redeemed	(216)	(14)	(2,225)	(139)

Net increase (decrease)	(161)	241	$(1,663)	$2,390

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	143

Notes to Financial Statements

NOTE F

Risks Involved in Investing in the Funds

Allocation Risk—The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of Fund assets be invested in AB Mutual Funds as noted above may adversely affect Fund performance.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Funds’ investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Debt Security Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-U.S.) Risk—Investments in non-U.S. issuers by Underlying Portfolios may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

144	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk—The Funds may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Funds, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Funds borrow money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ investments. The Funds may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Funds, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Funds than if the Funds were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Non-Diversification Risk—The Funds may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Funds’ NAV.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of a Fund bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	145

Notes to Financial Statements

indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2016 and July 31, 2015 were as follows:

AB Multi-Manager Select Retirement Allocation Fund	2016	2015
Distributions paid from:
Ordinary income	$101,342	$14,003
Long-term capital gains	4,800	– 0	–

Total distributions paid	$106,142	$14,003

AB Multi-Manager Select 2010 Fund	2016	2015
Distributions paid from:
Ordinary income	$199,078	$19,917
Long-term capital gains	5,762	– 0	–

Total distributions paid	$204,840	$19,917

AB Multi-Manager Select 2015 Fund	2016	2015
Distributions paid from:
Ordinary income	$617,121	$21,005
Long-term capital gains	6,304	– 0	–

Total distributions paid	$623,425	$21,005

AB Multi-Manager Select 2020 Fund	2016	2015
Distributions paid from:
Ordinary income	$1,102,419	$24,867
Long-term capital gains	11,698	– 0	–

Total distributions paid	$1,114,117	$24,867

AB Multi-Manager Select 2025 Fund	2016	2015
Distributions paid from:
Ordinary income	$1,474,437	$28,277
Long-term capital gains	15,221	– 0	–

Total distributions paid	$1,489,658	$28,277

AB Multi-Manager Select 2030 Fund	2016	2015
Distributions paid from:
Ordinary income	$1,061,915	$32,699
Long-term capital gains	18,348	– 0	–

Total distributions paid	$1,080,263	$32,699

146	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB Multi-Manager Select 2035 Fund	2016	2015
Distributions paid from:
Ordinary income	$872,096	$36,172
Long-term capital gains	28,575	– 0	–

Total distributions paid	$900,671	$36,172

AB Multi-Manager Select 2040 Fund	2016	2015
Distributions paid from:
Ordinary income	$589,121	$41,467
Long-term capital gains	149,267	2,245

Total distributions paid	$738,388	$43,712

AB Multi-Manager Select 2045 Fund	2016	2015
Distributions paid from:
Ordinary income	$428,281	$33,299
Long-term capital gains	153,519	4,402

Total distributions paid	$581,800	$37,701

AB Multi-Manager Select 2050 Fund	2016	2015
Distributions paid from:
Ordinary income	$163,110	$25,020
Long-term capital gains	45,848	13,232

Total distributions paid	$208,958	$38,252

AB Multi-Manager Select 2055 Fund	2016	2015
Distributions paid from:
Ordinary income	$144,708	$27,913
Long-term capital gains	40,882	10,339

Total distributions paid	$185,590	$38,252

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Multi-Manager Select Fund	Undistributed Ordinary Income		Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Retirement Allocation Fund	$60,507		$(85,356)	$208,042	$183,193
2010 Fund	83,958		(5,019)	461,164	540,103
2015 Fund	279,277		62,804	1,584,387	1,926,468
2020 Fund	460,139		152,208	2,552,084	3,164,431
2025 Fund	473,311		567,029	3,583,232	4,623,572
2030 Fund	239,251		458,485	2,356,665	3,054,401
2035 Fund	– 0	–	444,712	2,008,238	2,452,950
2040 Fund	– 0	–	327,594	1,268,385	1,595,979
2045 Fund	– 0	–	204,123	1,023,303	1,227,426
2050 Fund	– 0	–	57,207	373,627	430,834
2055 Fund	– 0	–	82,047	380,260	462,307

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	147

Notes to Financial Statements

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of July 31, 2016, certain Portfolios had net capital loss carryforwards that have no expiration date:

Portfolio	Short-Term Amount	Long-Term Amount
Retirement Allocation Fund	$85,356	$	– 0	–
2010 Fund	5,019		– 0	–

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the six months ended January 31, 2017.

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

148	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.44		$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.23	.11
Net realized and unrealized gain (loss) on investment transactions	(.07)		.06	.07
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.06		.29	.18

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.02)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	– 0	–	(.03)	– 0	–

Net asset value, end of period	$ 10.50		$ 10.44	$ 10.18

Total Return
Total investment return based on net asset value(e)	.57%		2.82%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$276		$442	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.42	%^	.41%	.39	%^
Expenses, before waivers/reimbursements(f)(g)	6.01	%^	8.37%	45.18	%^
Net investment income(c)(f)	2.40	%^	2.28%	1.79	%^
Portfolio turnover rate	34%		102%	12%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	149

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class C
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.13	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.12	.06
Net realized and unrealized gain (loss) on investment transactions	(.10)	.08	.07
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.02	.20	.13

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 10.34	$ 10.32	$ 10.13

Total Return
Total investment return based on net asset value(e)	.19%	1.94%	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$169	$126	$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.17	%^	1.16%	1.14	%^
Expenses, before waivers/reimbursements(f)(g)	6.93	%^	11.03%	43.43	%^
Net investment income(c)(f)	2.35	%^	1.19%	.96	%^
Portfolio turnover rate	34%	102%	12%

See footnote summary on page 226.

150	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Advisor Class
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.49	$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.20	.13
Net realized and unrealized gain (loss) on investment transactions	(.08)	.10	.07
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.08	.30	.20

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 10.57	$ 10.49	$ 10.20

Total Return
Total investment return based on net asset value(e)	.76%	2.91%	2.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22	$22	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.17	%^	.16%	.14	%^
Expenses, before waivers/reimbursements(f)(g)	5.86	%^	9.14%	44.95	%^
Net investment income(c)(f)	3.01	%^	1.98%	2.05	%^
Portfolio turnover rate	34%	102%	12%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	151

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.16		$ 10.02	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.14	.10
Net realized and unrealized gain (loss) on investment transactions	(.07)		.09	.06
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.06		.23	.16

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.08)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.16)		(.09)	(.14)

Net asset value, end of period	$ 10.06		$ 10.16	$ 10.02

Total Return
Total investment return based on net asset value(e)	.58%		2.36%	1.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14		$33	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.67	%^	.66%	.64	%^
Expenses, before waivers/reimbursements(f)(g)	3.57	%^	5.08%	30.60	%^
Net investment income(c)(f)	2.61	%^	1.42%	1.56	%^
Portfolio turnover rate	34%		102%	12%

See footnote summary on page 226.

152	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class K
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.19		$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.22	.09
Net realized and unrealized gain (loss) on investment transactions	(.08)		.04	.09
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.06		.26	.18

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.10)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.19)		(.11)	(.14)

Net asset value, end of period	$ 10.06		$ 10.19	$ 10.04

Total Return
Total investment return based on net asset value(e)	.65%		2.65%	1.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,252		$8,303	$671
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.42	%^	.41%	.39	%^
Expenses, before waivers/reimbursements(f)(g)	3.28	%^	4.40%	21.09	%^
Net investment income(c)(f)	2.76	%^	2.26%	1.45	%^
Portfolio turnover rate	34%		102%	12%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	153

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class I
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.22		$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.27	.13
Net realized and unrealized gain (loss) on investment transactions	(.08)		.02	.06
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.08		.29	.19

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.10)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.22)		(.11)	(.14)

Net asset value, end of period	$ 10.08		$ 10.23	$ 10.05

Total Return
Total investment return based on net asset value(e)	.75%		2.98%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$829		$668	$959
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.17	%^	.15%	.14	%^
Expenses, before waivers/reimbursements(f)(g)	2.96	%^	7.57%	30.07	%^
Net investment income(c)(f)	3.07	%^	2.71%	2.06	%^
Portfolio turnover rate	34%		102%	12%

See footnote summary on page 226.

154	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class Z
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.22		$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.22	.13
Net realized and unrealized gain (loss) on investment transactions	(.08)		.06	.06
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.08		.28	.19

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.10)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.23)		(.11)	(.14)

Net asset value, end of period	$ 10.07		$ 10.22	$ 10.05

Total Return
Total investment return based on net asset value(e)	.80%		2.88%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10		$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.17	%^	.16%	.14	%^
Expenses, before waivers/reimbursements(f)(g)	2.84	%^	7.38%	30.15	%^
Net investment income(c)(f)	3.05	%^	2.27%	2.07	%^
Portfolio turnover rate	34%		102%	12%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	155

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.47		$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.24	.16
Net realized and unrealized gain (loss) on investment transactions	(.01)		.09	.10
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.12		.33	.26

Less: Dividends and Distributions
Dividends from net investment income	(.01)		(.08)	(.03)
Distributions from net realized gain on investment transactions	(.03)		(.01)	– 0	–

Total dividends and distributions	(.04)		(.09)	(.03)

Net asset value, end of period	$ 10.55		$ 10.47	$ 10.23

Total Return
Total investment return based on net asset value(e)	1.19%		3.24%	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$338		$629	$16
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.41	%^	.40%	.38	%^
Expenses, before waivers/reimbursements(f)(g)	3.18	%^	4.07%	46.32	%^
Net investment income(c)(f)	2.47	%^	2.47%	2.53	%^
Portfolio turnover rate	26%		116%	15%

See footnote summary on page 226.

156	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.39		$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11		.21	.12
Net realized and unrealized gain (loss) on investment transactions	(.03)		.03	.08
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.08		.24	.20

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.02)	(.02)
Distributions from net realized gain on investment transactions	(.03)		(.01)	– 0	–

Total dividends and distributions	(.03)		(.03)	(.02)

Net asset value, end of period	$ 10.44		$ 10.39	$ 10.18

Total Return
Total investment return based on net asset value(e)	.79%		2.41%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139		$106	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.16	%^	1.15%	1.13	%^
Expenses, before waivers/reimbursements(f)(g)	4.03	%^	5.48%	47.09	%^
Net investment income(c)(f)	2.03	%^	2.10%	1.84	%^
Portfolio turnover rate	26%		116%	15%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	157

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Advisor Class
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.52		$ 10.24	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.25	.18
Net realized and unrealized gain (loss) on investment transactions	(.03)		.10	.09
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.13		.35	.27

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.06)	(.03)
Distributions from net realized gain on investment transactions	(.03)		(.01)	– 0	–

Total dividends and distributions	(.18)		(.07)	(.03)

Net asset value, end of period	$ 10.47		$ 10.52	$ 10.24

Total Return
Total investment return based on net asset value(e)	1.30%		3.50%	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$723		$717	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.16	%^	.15%	.13	%^
Expenses, before waivers/reimbursements(f)(g)	2.98	%^	3.56%	46.11	%^
Net investment income(c)(f)	3.11	%^	2.54%	2.81	%^
Portfolio turnover rate	26%		116%	15%

See footnote summary on page 226.

158	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.22		$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.21	.15
Net realized and unrealized gain (loss) on investment transactions	(.02)		.08	.09
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.11		.29	.24

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.10)	(.20)
Distributions from net realized gain on investment transactions	(.03)		(.01)	– 0	–

Total dividends and distributions	(.22)		(.11)	(.20)

Net asset value, end of period	$ 10.11		$ 10.22	$ 10.04

Total Return
Total investment return based on net asset value(e)	1.08%		2.99%	2.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$602		$622	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.66	%^	.65%	.63	%^
Expenses, before waivers/reimbursements(f)(g)	2.71	%^	3.59%	30.49	%^
Net investment income(c)(f)	2.60	%^	2.12%	2.31	%^
Portfolio turnover rate	26%		116%	15%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class K
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.24		$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.23	.10
Net realized and unrealized gain (loss) on investment transactions	(.03)		.08	.15
Contributions from Affiliates	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.11		.31	.25

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.11)	(.20)
Distributions from net realized gain on investment transactions	(.03)		(.01)	– 0	–

Total dividends and distributions	(.24)		(.12)	(.20)

Net asset value, end of period	$ 10.11		$ 10.24	$ 10.05

Total Return
Total investment return based on net asset value(e)	1.12%		3.16%	2.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,455		$13,222	$597
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.41	%^	.40%	.38	%^
Expenses, before waivers/reimbursements(f)(g)	2.38	%^	2.84%	23.54	%^
Net investment income(c)(f)	2.75	%^	2.39%	1.72	%^
Portfolio turnover rate	26%		116%	15%

See footnote summary on page 226.

160	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class I
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.31	.18
Net realized and unrealized gain (loss) on investment transactions	(.03 )†	.02	.09

Net increase in net asset value from operations	.14	.33	.27

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.03)	(.01)	– 0	–

Total dividends and distributions	(.31)	(.12)	(.20)

Net asset value, end of period	$ 10.11	$ 10.28	$ 10.07

Total Return
Total investment return based on net asset value(e)	1.37%	3.38%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47	$14	$966
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.16%^	.13%	.13	%^
Expenses, before waivers/reimbursements(f)(g)	2.10%^	10.46%	29.96	%^
Net investment income(c)(f)	3.34%^	3.17%	2.82	%^
Portfolio turnover rate	26%	116%	15%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class Z
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.23	.18
Net realized and unrealized gain (loss) on investment transactions	(.02)	.10	.09

Net increase in net asset value from operations	.14	.33	.27

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.03)	(.01)	– 0	–

Total dividends and distributions	(.29)	(.12)	(.20)

Net asset value, end of period	$ 10.13	$ 10.28	$ 10.07

Total Return
Total investment return based on net asset value(e)	1.39%	3.38%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.16%^	.15%	.13	%^
Expenses, before waivers/reimbursements(f)(g)	1.98%^	6.29%	30.01	%^
Net investment income(c)(f)	3.14%^	2.39%	2.82	%^
Portfolio turnover rate	26%	116%	15%

See footnote summary on page 226.

162	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.46		$ 10.26		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.24		.10
Net realized and unrealized gain on investment transactions	.06		.09		.20	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.19		.33		.30

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.13)		(.04)
Distributions from net realized gain on investment transactions	(.06)		(.00	)(d)	– 0	–

Total dividends and distributions	(.24)		(.13)		(.04)

Net asset value, end of period	$ 10.41		$ 10.46		$ 10.26

Total Return
Total investment return based on net asset value(e)	1.85%		3.33%		2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,028		$3,613		$168
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.40	%^	.40%		.42	%^
Expenses, before waivers/reimbursements(f)(g)	1.10	%^	1.31%		26.98	%^
Net investment income(c)(f)	2.45	%^	2.47%		1.50	%^
Portfolio turnover rate	21%		83%		18%
See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.40		$ 10.21		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12		.15		.06
Net realized and unrealized gain on investment transactions	.03		.11		.19	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.15		.26		.25

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.07)		(.04)
Distributions from net realized gain on investment transactions	(.06)		(.00	)(d)	– 0	–

Total dividends and distributions	(.19)		(.07)		(.04)

Net asset value, end of period	$ 10.36		$ 10.40		$ 10.21

Total Return
Total investment return based on net asset value(e)	1.44%		2.63%		2.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$729		$717		$374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.15	%^	1.16%		1.17	%^
Expenses, before waivers/reimbursements(f)(g)	1.87	%^	2.52%		19.67	%^
Net investment income(c)(f)	2.23	%^	1.55%		.90	%^
Portfolio turnover rate	21%		83%		18%

See footnote summary on page 226.

164	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Advisor Class
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.63		$ 10.27		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17		.27		.12
Net realized and unrealized gain on investment transactions	.04		.11		.19	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.21		.38		.31

Less: Dividends and Distributions
Dividends from net investment income	(.24)		(.02)		(.04)
Distributions from net realized gain on investment transactions	(.06)		(.00	)(d)	– 0	–

Total dividends and distributions	(.30)		(.02)		(.04)

Net asset value, end of period	$ 10.54		$ 10.63		$ 10.27

Total Return
Total investment return based on net asset value(e)	1.98%		3.68%		3.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72		$70		$61
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.15	%^	.16%		.17	%^
Expenses, before waivers/reimbursements(f)(g)	.87	%^	1.58%		26.67	%^
Net investment income(c)(f)	3.24	%^	2.68%		1.82	%^
Portfolio turnover rate	21%		83%		18%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.25		$ 10.07		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.21		.11
Net realized and unrealized gain on investment transactions	.04		.10		.17	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.18		.31		.28

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.13)		(.21)
Distributions from net realized gain on investment transactions	(.06)		(.00	)(d)	– 0	–

Total dividends and distributions	(.23)		(.13)		(.21)

Net asset value, end of period	$ 10.20		$ 10.25		$ 10.07

Total Return
Total investment return based on net asset value(e)	1.71%		3.10%		2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$388		$375		$247
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.65	%^	.66%		.67	%^
Expenses, before waivers/reimbursements(f)(g)	1.49	%^	1.95%		15.95	%^
Net investment income(c)(f)	2.73	%^	2.15%		1.74	%^
Portfolio turnover rate	21%		83%		18%

See footnote summary on page 226.

166	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class K
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.28		$ 10.09		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15		.24		.08
Net realized and unrealized gain on investment transactions	.03		.09		.22	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.18		.33		.30

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.14)		(.21)
Distributions from net realized gain on investment transactions	(.06)		(.00	)(d)	– 0	–

Total dividends and distributions	(.26)		(.14)		(.21)

Net asset value, end of period	$ 10.20		$ 10.28		$ 10.09

Total Return
Total investment return based on net asset value(e)	1.79%		3.35%		3.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,359		$41,604		$3,780
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.40	%^	.41%		.42	%^
Expenses, before waivers/reimbursements(f)(g)	1.18	%^	1.37%		10.55	%^
Net investment income(c)(f)	2.92	%^	2.48%		1.30	%^
Portfolio turnover rate	21%		83%		18%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class I
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.31		$ 10.10		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17		.30		.18
Net realized and unrealized gain on investment transactions	.03		.06		.14	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.20		.36		.32

Less: Dividends and Distributions
Dividends from net investment income	(.24)		(.15)		(.22)
Distributions from net realized gain on investment transactions	(.06)		(.00	)(d)	– 0	–

Total dividends and distributions	(.30)		(.15)		(.22)

Net asset value, end of period	$ 10.21		$ 10.31		$ 10.10

Total Return
Total investment return based on net asset value(e)	1.97%		3.60%		3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$342		$541		$969
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.15	%^	.16%		.17	%^
Expenses, before waivers/reimbursements(f)(g)	.84	%^	1.74%		25.68	%^
Net investment income(c)(f)	3.34	%^	3.06%		2.91	%^
Portfolio turnover rate	21%		83%		18%

See footnote summary on page 226.

168	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2015 Fund
	Class Z
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.31		$ 10.10		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17		.24		.18
Net realized and unrealized gain on investment transactions	.03		.11		.14	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.20		.35		.32

Less: Dividends and Distributions
Dividends from net investment income	(.25)		(.14)		(.22)
Distributions from net realized gain on investment transactions	(.06)		(.00	)(d)	– 0	–

Total dividends and distributions	(.31)		(.14)		(.22)

Net asset value, end of period	$ 10.20		$ 10.31		$ 10.10

Total Return
Total investment return based on net asset value(e)	1.92%		3.60%		3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11		$11		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.15	%^	.16%		.17	%^
Expenses, before waivers/reimbursements(f)(g)	.75	%^	1.47%		25.70	%^
Net investment income(c)(f)	3.25	%^	2.49%		2.91	%^
Portfolio turnover rate	21%		83%		18%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.46		$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.23	.12
Net realized and unrealized gain on investment transactions	.10		.09	.24	†
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.24		.32	.36

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.13)	(.08)
Distributions from net realized gain on investment transactions	(.05)		(.01)	– 0	–

Total dividends and distributions	(.23)		(.14)	(.08)

Net asset value, end of period	$ 10.47		$ 10.46	$ 10.28

Total Return
Total investment return based on net asset value(e)	2.33%		3.19%	3.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,261		$8,339	$521
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.45	%^	.45%	.46	%^
Expenses, before waivers/reimbursements(f)(g)	.82	%^	1.00%	9.77	%^
Net investment income(c)(f)	2.58	%^	2.37%	2.00	%^
Portfolio turnover rate	25%		81%	100%

See footnote summary on page 226.

170	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.36		$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12		.15	.06
Net realized and unrealized gain on investment transactions	.08		.09	.24	†
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.20		.24	.30

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.10)	(.07)
Distributions from net realized gain on investment transactions	(.05)		(.01)	– 0	–

Total dividends and distributions	(.17)		(.11)	(.07)

Net asset value, end of period	$ 10.39		$ 10.36	$ 10.23

Total Return
Total investment return based on net asset value(e)	1.99%		2.38%	3.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,269		$1,286	$370
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.20	%^	1.20%	1.21	%^
Expenses, before waivers/reimbursements(f)(g)	1.58	%^	1.82%	12.82	%^
Net investment income(c)(f)	2.28	%^	1.57%	.95	%^
Portfolio turnover rate	25%		81%	100%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Advisor Class
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.50		$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18		.29	.18
Net realized and unrealized gain on investment transactions	.07		.05	.20	†
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.25		.34	.38

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.13)	(.08)
Distributions from net realized gain on investment transactions	(.05)		(.01)	– 0	–

Total dividends and distributions	(.27)		(.14)	(.08)

Net asset value, end of period	$ 10.48		$ 10.50	$ 10.30

Total Return
Total investment return based on net asset value(e)	2.48%		3.36%	3.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$192		$179	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.20	%^	.20%	.21	%^
Expenses, before waivers/reimbursements(f)(g)	.58	%^	.69%	25.25	%^
Net investment income(c)(f)	3.36	%^	2.96%	2.74	%^
Portfolio turnover rate	25%		81%	100%

See footnote summary on page 226.

172	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.23		$ 10.09	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.22	.12
Net realized and unrealized gain on investment transactions	.09		.06	.22	†
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.23		.28	.34

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.13)	(.25)
Distributions from net realized gain on investment transactions	(.05)		(.01)	– 0	–

Total dividends and distributions	(.19)		(.14)	(.25)

Net asset value, end of period	$ 10.27		$ 10.23	$ 10.09

Total Return
Total investment return based on net asset value(e)	2.30%		2.84%	3.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,977		$2,328	$296
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.70	%^	.70%	.71	%^
Expenses, before waivers/reimbursements(f)(g)	1.23	%^	1.36%	8.32	%^
Net investment income(c)(f)	2.74	%^	2.25%	1.93	%^
Portfolio turnover rate	25%		81%	100%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	173

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class K
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27		$ 10.11	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.23	.10
Net realized and unrealized gain on investment transactions	.08		.07	.26	†
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.24		.30	.36

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.13)	(.25)
Distributions from net realized gain on investment transactions	(.05)		(.01)	– 0	–

Total dividends and distributions	(.24)		(.14)	(.25)

Net asset value, end of period	$ 10.27		$ 10.27	$ 10.11

Total Return
Total investment return based on net asset value(e)	2.39%		3.08%	3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,883		$72,587	$6,854
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.45	%^	.45%	.46	%^
Expenses, before waivers/reimbursements(f)(g)	.92	%^	1.04%	5.40	%^
Net investment income(c)(f)	3.05	%^	2.40%	1.68	%^
Portfolio turnover rate	25%		81%	100%

See footnote summary on page 226.

174	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class I
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.30		$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17		.28	.19
Net realized and unrealized gain on investment transactions	.08		.05	.18	†
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.25		.33	.37

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.14)	(.25)
Distributions from net realized gain on investment transactions	(.05)		(.01)	– 0	–

Total dividends and distributions	(.27)		(.15)	(.25)

Net asset value, end of period	$ 10.28		$ 10.30	$ 10.12

Total Return
Total investment return based on net asset value(e)	2.51%		3.34%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,301		$2,376	$975
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.20	%^	.20%	.21	%^
Expenses, before waivers/reimbursements(f)(g)	.59	%^	.80%	24.45	%^
Net investment income(c)(f)	3.24	%^	2.89%	2.98	%^
Portfolio turnover rate	25%		81%	100%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	175

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2020 Fund
	Class Z
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.30		$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17		.24	.19
Net realized and unrealized gain on investment transactions	.08		.09	.18	†
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.25		.33	.37

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.14)	(.25)
Distributions from net realized gain on investment transactions	(.05)		(.01)	– 0	–

Total dividends and distributions	(.28)		(.15)	(.25)

Net asset value, end of period	$ 10.27		$ 10.30	$ 10.12

Total Return
Total investment return based on net asset value(e)	2.49%		3.32%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11		$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.20	%^	.20%	.21	%^
Expenses, before waivers/reimbursements(f)(g)	.49	%^	.97%	24.49	%^
Net investment income(c)(f)	3.33	%^	2.42%	2.99	%^
Portfolio turnover rate	25%		81%	100%

See footnote summary on page 226.

176	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.45		$ 10.33		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12		.24		.11
Net realized and unrealized gain on investment transactions	.19		.03		.33	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.31		.27		.44

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.15)		(.11)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.23)		(.15)		(.11)

Net asset value, end of period	$ 10.53		$ 10.45		$ 10.33

Total Return
Total investment return based on net asset value(e)	3.01%		2.65%		4.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,143		$8,857		$174
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.44	%^	.44%		.45	%^
Expenses, before waivers/reimbursements(f)(g)	.74	%^	.83%		13.53	%^
Net investment income(c)(f)	2.29	%^	2.39%		1.73	%^
Portfolio turnover rate	24%		75%		22%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	177

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.38		$ 10.29		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.14		.05
Net realized and unrealized gain on investment transactions	.14		.06		.35	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.27		.20		.40

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.11)		(.11)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.20)		(.11)		(.11)

Net asset value, end of period	$ 10.45		$ 10.38		$ 10.29

Total Return
Total investment return based on net asset value(e)	2.60%		1.97%		3.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$864		$818		$138
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.19	%^	1.19%		1.20	%^
Expenses, before waivers/reimbursements(f)(g)	1.51	%^	1.68%		15.69	%^
Net investment income(c)(f)	2.45	%^	1.38%		.72	%^
Portfolio turnover rate	24%		75%		22%

See footnote summary on page 226.

178	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Advisor Class
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.51		$ 10.35		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18		.25		.11
Net realized and unrealized gain on investment transactions	.14		.05		.35	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.32		.30		.46

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.14)		(.11)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.29)		(.14)		(.11)

Net asset value, end of period	$ 10.54		$ 10.51		$ 10.35

Total Return
Total investment return based on net asset value(e)	3.12%		2.97%		4.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$773		$708		$534
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.19	%^	.19%		.20	%^
Expenses, before waivers/reimbursements(f)(g)	.50	%^	.79%		13.26	%^
Net investment income(c)(f)	3.47	%^	2.51%		1.71	%^
Portfolio turnover rate	24%		75%		22%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	179

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.24		$ 10.14		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15		.20		.12
Net realized and unrealized gain on investment transactions	.14		.04		.31	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.29		.24		.43

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.14)		(.29)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.23)		(.14)		(.29)

Net asset value, end of period	$ 10.30		$ 10.24		$ 10.14

Total Return
Total investment return based on net asset value(e)	2.86%		2.44%		4.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,831		$2,802		$482
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.69	%^	.69%		.70	%^
Expenses, before waivers/reimbursements(f)(g)	1.13	%^	1.01%		7.14	%^
Net investment income(c)(f)	2.95	%^	2.10%		1.98	%^
Portfolio turnover rate	24%		75%		22%

See footnote summary on page 226.

180	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class K
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.28		$ 10.16		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.22		.09
Net realized and unrealized gain on investment transactions	.14		.05		.36	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.30		.27		.45

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.15)		(.29)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.26)		(.15)		(.29)

Net asset value, end of period	$ 10.32		$ 10.28		$ 10.16

Total Return
Total investment return based on net asset value(e)	2.98%		2.71%		4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,736		$106,535		$10,497
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.44	%^	.44%		.45	%^
Expenses, before waivers/reimbursements(f)(g)	.82	%^	.92%		5.97	%^
Net investment income(c)(f)	3.16	%^	2.26%		1.46	%^
Portfolio turnover rate	24%		75%		22%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	181

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class I
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.31		$ 10.17		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18		.27		.19
Net realized and unrealized gain on investment transactions	.14		.02		.27	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.32		.29		.46

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.15)		(.29)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.29)		(.15)		(.29)

Net asset value, end of period	$ 10.34		$ 10.31		$ 10.17

Total Return
Total investment return based on net asset value(e)	3.19%		2.96%		4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,418		$2,421		$984
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.19	%^	.19%		.20	%^
Expenses, before waivers/reimbursements(f)(g)	.49	%^	.65%		22.66	%^
Net investment income(c)(f)	3.46	%^	2.77%		3.04	%^
Portfolio turnover rate	24%		75%		22%

See footnote summary on page 226.

182	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2025 Fund
	Class Z
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.31		$ 10.17		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23		.23		.19
Net realized and unrealized gain on investment transactions	.09		.06		.27	†
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.32		.29		.46

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.15)		(.29)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.30)		(.15)		(.29)

Net asset value, end of period	$ 10.33		$ 10.31		$ 10.17

Total Return
Total investment return based on net asset value(e)	3.18%		2.95%		4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35		$11		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.19	%^	.19%		.20	%^
Expenses, before waivers/reimbursements(f)(g)	.40	%^	.78%		22.69	%^
Net investment income(c)(f)	4.52	%^	2.32%		3.04	%^
Portfolio turnover rate	24%		75%		22%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	183

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.50		$ 10.39	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.21	.08
Net realized and unrealized gain on investment transactions	.27		.04	.47
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.40		.25	.55

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.13)	(.16)
Distributions from net realized gain on investment transactions	(.09)		(.01)	– 0	–

Total dividends and distributions	(.24)		(.14)	(.16)

Net asset value, end of period	$ 10.66		$ 10.50	$ 10.39

Total Return
Total investment return based on net asset value(e)	3.88%		2.52%	5.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,949		$8,554	$317
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.48	%^	.48%	.49	%^
Expenses, before waivers/reimbursements(f)(g)	.83	%^	.97%	18.85	%^
Net investment income(c)(f)	2.43	%^	2.14%	1.18	%^
Portfolio turnover rate	30%		72%	35%

See footnote summary on page 226.

184	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.42		$ 10.35	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12		.12	.12
Net realized and unrealized gain on investment transactions	.23		.07	.38
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.35		.19	.50

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.11)	(.15)
Distributions from net realized gain on investment transactions	(.09)		(.01)	– 0	–

Total dividends and distributions	(.20)		(.12)	(.15)

Net asset value, end of period	$ 10.57		$ 10.42	$ 10.35

Total Return
Total investment return based on net asset value(e)	3.44%		1.86%	5.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$964		$911	$20
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.23	%^	1.23%	1.24	%^
Expenses, before waivers/reimbursements(f)(g)	1.60	%^	1.83%	25.83	%^
Net investment income(c)(f)	2.30	%^	1.17%	1.88	%^
Portfolio turnover rate	30%		72%	35%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	185

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Advisor Class
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.55		$ 10.41	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18		.25	.12
Net realized and unrealized gain on investment transactions	.23		.04	.45
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.41		.29	.57

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.14)	(.16)
Distributions from net realized gain on investment transactions	(.09)		(.01)	– 0	–

Total dividends and distributions	(.29)		(.15)	(.16)

Net asset value, end of period	$ 10.67		$ 10.55	$ 10.41

Total Return
Total investment return based on net asset value(e)	3.99%		2.82%	5.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$734		$702	$50
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.23	%^	.23%	.24	%^
Expenses, before waivers/reimbursements(f)(g)	.59	%^	.70%	18.70	%^
Net investment income(c)(f)	3.35	%^	2.54%	1.82	%^
Portfolio turnover rate	30%		72%	35%

See footnote summary on page 226.

186	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.29		$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15		.18	.10
Net realized and unrealized gain on investment transactions	.22		.05	.43
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.37		.23	.53

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.13)	(.33)
Distributions from net realized gain on investment transactions	(.09)		(.01)	– 0	–

Total dividends and distributions	(.22)		(.14)	(.33)

Net asset value, end of period	$ 10.44		$ 10.29	$ 10.20

Total Return
Total investment return based on net asset value(e)	3.65%		2.32%	5.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,438		$1,866	$380
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.73	%^	.73%	.74	%^
Expenses, before waivers/reimbursements(f)(g)	1.22	%^	1.40%	8.24	%^
Net investment income(c)(f)	2.83	%^	1.89%	1.70	%^
Portfolio turnover rate	30%		72%	35%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	187

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class K
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32		$ 10.21	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.20	.08
Net realized and unrealized gain on investment transactions	.23		.06	.46
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.39		.26	.54

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.14)	(.33)
Distributions from net realized gain on investment transactions	(.09)		(.01)	– 0	–

Total dividends and distributions	(.26)		(.15)	(.33)

Net asset value, end of period	$ 10.45		$ 10.32	$ 10.21

Total Return
Total investment return based on net asset value(e)	3.86%		2.60%	5.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,378		$70,952	$7,785
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.48	%^	.48%	.49	%^
Expenses, before waivers/reimbursements(f)(g)	.91	%^	1.06%	7.09	%^
Net investment income(c)(f)	3.09	%^	2.08%	1.28	%^
Portfolio turnover rate	30%		72%	35%

See footnote summary on page 226.

188	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class I
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.35		$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18		.24	.18
Net realized and unrealized gain on investment transactions	.23		.03	.38
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.41		.27	.56

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.14)	(.33)
Distributions from net realized gain on investment transactions	(.09)		(.01)	– 0	–

Total dividends and distributions	(.30)		(.15)	(.33)

Net asset value, end of period	$ 10.46		$ 10.35	$ 10.23

Total Return
Total investment return based on net asset value(e)	3.99%		2.75%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,205		$2,682	$994
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.23	%^	.23%	.24	%^
Expenses, before waivers/reimbursements(f)(g)	.58	%^	.80%	22.26	%^
Net investment income(c)(f)	3.53	%^	2.42%	2.90	%^
Portfolio turnover rate	30%		72%	35%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	189

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2030 Fund
	Class Z
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.35		$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18		.21	.18
Net realized and unrealized gain on investment transactions	.23		.06	.38
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.41		.27	.56

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.14)	(.33)
Distributions from net realized gain on investment transactions	(.09)		(.01)	– 0	–

Total dividends and distributions	(.30)		(.15)	(.33)

Net asset value, end of period	$ 10.46		$ 10.35	$ 10.23

Total Return
Total investment return based on net asset value(e)	4.04%		2.74%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12		$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.23	%^	.23%	.24	%^
Expenses, before waivers/reimbursements(f)(g)	.48	%^	.95%	22.28	%^
Net investment income(c)(f)	3.43	%^	2.11%	2.88	%^
Portfolio turnover rate	30%		72%	35%

See footnote summary on page 226.

190	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.47		$ 10.44		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12		.18		.07
Net realized and unrealized gain on investment transactions	.35		.00	(d)	.56
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.47		.18		.63

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.15)		(.19)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.19)		(.15)		(.19)

Net asset value, end of period	$ 10.75		$ 10.47		$ 10.44

Total Return
Total investment return based on net asset value(e)	4.57%		1.79%		6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,519		$7,259		$288
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.49	%^	.49%		.49	%^
Expenses, before waivers/reimbursements(f)(g)	.91	%^	1.13%		14.64	%^
Net investment income(c)(f)	2.20	%^	1.79%		1.09	%^
Portfolio turnover rate	24%		74%		17%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	191

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.38		$ 10.40		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.08		.05
Net realized and unrealized gain on investment transactions	.28		.02		.54
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.41		.10		.59

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.12)		(.19)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.16)		(.12)		(.19)

Net asset value, end of period	$ 10.63		$ 10.38		$ 10.40

Total Return
Total investment return based on net asset value(e)	4.03%		.98%		5.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,055		$959		$65
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.24	%^	1.24%		1.24	%^
Expenses, before waivers/reimbursements(f)(g)	1.69	%^	2.00%		19.46	%^
Net investment income(c)(f)	2.39	%^	.84%		.76	%^
Portfolio turnover rate	24%		74%		17%

See footnote summary on page 226.

192	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Advisor Class
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.55		$ 10.45		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18		.20		.07
Net realized and unrealized gain on investment transactions	.30		.02		.57
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.48		.22		.64

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.12)		(.19)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.26)		(.12)		(.19)

Net asset value, end of period	$ 10.77		$ 10.55		$ 10.45

Total Return
Total investment return based on net asset value(e)	4.58%		2.12%		6.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$462		$450		$171
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.24	%^	.24%		.24	%^
Expenses, before waivers/reimbursements(f)(g)	.68	%^	.99%		21.13	%^
Net investment income(c)(f)	3.33	%^	2.03%		1.16	%^
Portfolio turnover rate	24%		74%		17%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	193

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.25		$ 10.25		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15		.15		.10
Net realized and unrealized gain on investment transactions	.29		.00	(d)	.51
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.44		.15		.61

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.15)		(.36)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.20)		(.15)		(.36)

Net asset value, end of period	$ 10.49		$ 10.25		$ 10.25

Total Return
Total investment return based on net asset value(e)	4.32%		1.49%		6.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,487		$1,396		$216
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.74	%^	.74%		.74	%^
Expenses, before waivers/reimbursements(f)(g)	1.28	%^	1.46%		9.15	%^
Net investment income(c)(f)	2.88	%^	1.57%		1.62	%^
Portfolio turnover rate	24%		74%		17%

See footnote summary on page 226.

194	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class K
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.29		$ 10.26		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.17		.07
Net realized and unrealized gain on investment transactions	.30		.01		.56
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.46		.18		.63

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.15)		(.37)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.23)		(.15)		(.37)

Net asset value, end of period	$ 10.52		$ 10.29		$ 10.26

Total Return
Total investment return based on net asset value(e)	4.50%		1.85%		6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,260		$58,198		$6,768
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.49	%^	.49%		.49	%^
Expenses, before waivers/reimbursements(f)(g)	.97	%^	1.17%		6.39	%^
Net investment income(c)(f)	3.11	%^	1.72%		1.16	%^
Portfolio turnover rate	24%		74%		17%
See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	195

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class I
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32		$ 10.28		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18		.20		.17
Net realized and unrealized gain on investment transactions	.29		.00	(d)	.48
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.47		.20		.65

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.16)		(.37)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.26)		(.16)		(.37)

Net asset value, end of period	$ 10.53		$ 10.32		$ 10.28

Total Return
Total investment return based on net asset value(e)	4.61%		2.01%		6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,756		$3,084		$1,001
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.24	%^	.24%		.24	%^
Expenses, before waivers/reimbursements(f)(g)	.64	%^	.91%		22.51	%^
Net investment income(c)(f)	3.52	%^	2.10%		2.65	%^
Portfolio turnover rate	24%		74%		17%

See footnote summary on page 226.

196	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2035 Fund
	Class Z
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32		$ 10.28		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20		.17		.17
Net realized and unrealized gain on investment transactions	.28		.03		.48
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.48		.20		.65

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.16)		(.37)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.27)		(.16)		(.37)

Net asset value, end of period	$ 10.53		$ 10.32		$ 10.28

Total Return
Total investment return based on net asset value(e)	4.68%		2.00%		6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17		$11		$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.24	%^	.24%		.24	%^
Expenses, before waivers/reimbursements(f)(g)	.53	%^	1.16%		22.53	%^
Net investment income(c)(f)	3.79	%^	1.77%		2.64	%^
Portfolio turnover rate	24%		74%		17%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	197

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.40		$ 10.42		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09		.14		.11
Net realized and unrealized gain (loss) on investment transactions	.40		(.01	)†	.58
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.49		.13		.69

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.15)		(.27)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.16)		(.15)		(.27)

Net asset value, end of period	$ 10.73		$ 10.40		$ 10.42

Total Return
Total investment return based on net asset value(e)	4.77%		1.28%		6.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,056		$6,816		$77
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.52	%^	.52%		.53	%^
Expenses, before waivers/reimbursements(f)(g)	1.01	%^	1.18%		23.89	%^
Net investment income(c)(f)	1.73	%^	1.45%		1.69	%^
Portfolio turnover rate	24%		69%		16%

See footnote summary on page 226.

198	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.33		$ 10.39		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11		.03		.09
Net realized and unrealized gain on investment transactions	.34		.01		.56
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.45		.04		.65

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.10)		(.26)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.15)		(.10)		(.26)

Net asset value, end of period	$ 10.63		$ 10.33		$ 10.39

Total Return
Total investment return based on net asset value(e)	4.41%		.44%		6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$904		$844		$26
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.27	%^	1.27%		1.28	%^
Expenses, before waivers/reimbursements(f)(g)	1.80	%^	2.03%		30.19	%^
Net investment income(c)(f)	2.07	%^	.35%		1.35	%^
Portfolio turnover rate	24%		69%		16%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Advisor Class
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.49		$ 10.45		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17		.16		.15
Net realized and unrealized gain (loss) on investment transactions	.34		(.02	)†	.57
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.51		.14		.72

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.10)		(.27)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.24)		(.10)		(.27)

Net asset value, end of period	$ 10.76		$ 10.49		$ 10.45

Total Return
Total investment return based on net asset value(e)	4.91%		1.40%		7.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$372		$268		$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.27	%^	.27%		.28	%^
Expenses, before waivers/reimbursements(f)(g)	.80	%^	.89%		29.08	%^
Net investment income(c)(f)	3.21	%^	1.58%		2.33	%^
Portfolio turnover rate	24%		69%		16%

See footnote summary on page 226.

200	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.18		$ 10.24		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.13		.11
Net realized and unrealized gain (loss) on investment transactions	.35		(.04	)†	.57
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.48		.09		.68

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.15)		(.44)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.19)		(.15)		(.44)

Net asset value, end of period	$ 10.47		$ 10.18		$ 10.24

Total Return
Total investment return based on net asset value(e)	4.71%		.92%		6.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,301		$1,224		$36
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.77	%^	.77%		.78	%^
Expenses, before waivers/reimbursements(f)(g)	1.37	%^	1.45%		14.63	%^
Net investment income(c)(f)	2.59	%^	1.33%		1.71	%^
Portfolio turnover rate	24%		69%		16%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class K
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.22		$ 10.25		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15		.13		.06
Net realized and unrealized gain (loss) on investment transactions	.34		(.01	)†	.63
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.49		.12		.69

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.15)		(.44)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.21)		(.15)		(.44)

Net asset value, end of period	$ 10.50		$ 10.22		$ 10.25

Total Return
Total investment return based on net asset value(e)	4.81%		1.23%		7.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,926		$46,834		$8,623
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.52	%^	.52%		.53	%^
Expenses, before waivers/reimbursements(f)(g)	1.06	%^	1.30%		5.69	%^
Net investment income(c)(f)	2.83	%^	1.38%		1.03	%^
Portfolio turnover rate	24%		69%		16%

See footnote summary on page 226.

202	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class I
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.25		$ 10.27		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17		.19		.15
Net realized and unrealized gain (loss) on investment transactions	.34		(.05	)†	.56
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.51		.14		.71

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.16)		(.44)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.25)		(.16)		(.44)

Net asset value, end of period	$ 10.51		$ 10.25		$ 10.27

Total Return
Total investment return based on net asset value(e)	4.94%		1.40%		7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,649		$2,140		$1,008
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.27	%^	.27%		.28	%^
Expenses, before waivers/reimbursements(f)(g)	.73	%^	1.11%		18.71	%^
Net investment income(c)(f)	3.18	%^	2.00%		2.44	%^
Portfolio turnover rate	24%		69%		16%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2040 Fund
	Class Z
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.25		$ 10.27		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.14		.04
Net realized and unrealized gain on investment transactions	.35		.00	(d)	.67
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.51		.14		.71

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.16)		(.44)
Distributions from net realized gain on investment transactions	(.08)		(.00	)(d)	– 0	–

Total dividends and distributions	(.25)		(.16)		(.44)

Net asset value, end of period	$ 10.51		$ 10.25		$ 10.27

Total Return
Total investment return based on net asset value(e)	5.00%		1.38%		7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$545		$519		$522
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.27	%^	.27%		.28	%^
Expenses, before waivers/reimbursements(f)(g)	.63	%^	1.29%		16.54	%^
Net investment income(c)(f)	3.06	%^	1.46%		.68	%^
Portfolio turnover rate	24%		69%		16%

See footnote summary on page 226.

204	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.43		$ 10.51	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10		.15	.12
Net realized and unrealized gain (loss) on investment transactions	.42		(.08 )†	.60
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.52		.07	.72

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.14)	(.21)
Distributions from net realized gain on investment transactions	(.06)		(.01)	– 0	–

Total dividends and distributions	(.13)		(.15)	(.21)

Net asset value, end of period	$ 10.82		$ 10.43	$ 10.51

Total Return
Total investment return based on net asset value(e)	5.03%		.76%	7.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,688		$5,107	$111
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.51	%^	.52%	.54	%^
Expenses, before waivers/reimbursements(f)(g)	1.28	%^	1.50%	28.43	%^
Net investment income(c)(f)	1.82	%^	1.48%	1.96	%^
Portfolio turnover rate	25%		67%	14%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.43		$ 10.47		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10		.04		.01
Net realized and unrealized gain (loss) on investment transactions	.38		(.05	)†	.66
Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	.48		(.01)		.67

Less: Dividends and Distributions
Dividends from net investment income	(.04)		(.02)		(.20)
Distributions from net realized gain on investment transactions	(.06)		(.01)		– 0	–

Total dividends and distributions	(.10)		(.03)		(.20)

Net asset value, end of period	$ 10.81		$ 10.43		$ 10.47

Total Return
Total investment return based on net asset value(e)	4.65%		(.05	) %	6.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$306		$289		$84
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.26	%^	1.27%		1.29	%^
Expenses, before waivers/reimbursements(f)(g)	2.07	%^	2.74%		27.00	%^
Net investment income(c)(f)	1.98	%^	.45%		.14	%^
Portfolio turnover rate	25%		67%		14%

See footnote summary on page 226.

206	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Advisor Class
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.54		$ 10.53	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.18	.15
Net realized and unrealized gain (loss) on investment transactions	.40		(.09 )†	.59
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.54		.09	.74

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.07)	(.21)
Distributions from net realized gain on investment transactions	(.06)		(.01)	– 0	–

Total dividends and distributions	(.20)		(.08)	(.21)

Net asset value, end of period	$ 10.88		$ 10.54	$ 10.53

Total Return
Total investment return based on net asset value(e)	5.16%		.86%	7.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28		$53	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.26	%^	.27%	.29	%^
Expenses, before waivers/reimbursements(f)(g)	1.04	%^	1.39%	29.40	%^
Net investment income(c)(f)	2.61	%^	1.81%	2.35	%^
Portfolio turnover rate	25%		67%	14%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.20		$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13		.13	.10
Net realized and unrealized gain (loss) on investment transactions	.36		(.09 )†	.60
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.49		.04	.70

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.15)	(.38)
Distributions from net realized gain on investment transactions	(.06)		(.01)	– 0	–

Total dividends and distributions	(.16)		(.16)	(.38)

Net asset value, end of period	$ 10.53		$ 10.20	$ 10.32

Total Return
Total investment return based on net asset value(e)	4.88%		.41%	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,040		$1,836	$63
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.76	%^	.77%	.79	%^
Expenses, before waivers/reimbursements(f)(g)	1.50	%^	1.60%	15.63	%^
Net investment income(c)(f)	2.54	%^	1.33%	1.53	%^
Portfolio turnover rate	25%		67%	14%

See footnote summary on page 226.

208	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class K
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.24		$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.13	.06
Net realized and unrealized gain (loss) on investment transactions	.38		(.07 )†	.66
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.52		.06	.72

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.15)	(.38)
Distributions from net realized gain on investment transactions	(.06)		(.01)	– 0	–

Total dividends and distributions	(.19)		(.16)	(.38)

Net asset value, end of period	$ 10.57		$ 10.24	$ 10.34

Total Return
Total investment return based on net asset value(e)	5.14%		.62%	7.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,875		$34,012	$6,077
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.51	%^	.52%	.54	%^
Expenses, before waivers/reimbursements(f)(g)	1.19	%^	1.57%	7.63	%^
Net investment income(c)(f)	2.77	%^	1.32%	.93	%^
Portfolio turnover rate	25%		67%	14%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	209

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class I
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27		$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.17	.15
Net realized and unrealized gain (loss) on investment transactions	.36		(.08 )†	.57
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.52		.09	.72

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.15)	(.38)
Distributions from net realized gain on investment transactions	(.06)		(.01)	– 0	–

Total dividends and distributions	(.22)		(.16)	(.38)

Net asset value, end of period	$ 10.57		$ 10.27	$ 10.34

Total Return
Total investment return based on net asset value(e)	5.13%		.97%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,727		$2,319	$1,009
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.26	%^	.27%	.29	%^
Expenses, before waivers/reimbursements(f)(g)	.86	%^	1.41%	23.10	%^
Net investment income(c)(f)	3.08	%^	1.79%	2.36	%^
Portfolio turnover rate	25%		67%	14%

See footnote summary on page 226.

210	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2045 Fund
	Class Z
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27		$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.14	.06
Net realized and unrealized gain (loss) on investment transactions	.37		(.05 )†	.66
Contributions from Affiliates	– 0	–	.00 (d)	.00	(d)

Net increase in net asset value from operations	.53		.09	.72

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.15)	(.38)
Distributions from net realized gain on investment transactions	(.06)		(.01)	– 0	–

Total dividends and distributions	(.23)		(.16)	(.38)

Net asset value, end of period	$ 10.57		$ 10.27	$ 10.34

Total Return
Total investment return based on net asset value(e)	5.20%		.96%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$334		$316	$346
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.26	%^	.27%	.29	%^
Expenses, before waivers/reimbursements(f)(g)	.76	%^	1.78%	16.19	%^
Net investment income(c)(f)	2.99	%^	1.41%	.96	%^
Portfolio turnover rate	25%		67%	14%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	211

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class A
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.49		$ 10.49	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11		.11	.09
Net realized and unrealized gain (loss) on investment transactions	.43		(.03 )†	.61

Net increase in net asset value from operations	.54		.08	.70

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.05)		(.01)	– 0	–

Total dividends and distributions	(.05)		(.08)	(.21)

Net asset value, end of period	$ 10.98		$ 10.49	$ 10.49

Total Return
Total investment return based on net asset value(e)	5.17%		.80%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$881		$1,206	$66
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.52	%^	.52%	.53	%^
Expenses, before waivers/reimbursements(f)(g)	3.07	%^	4.64%	36.42	%^
Net investment income(c)(f)	2.11	%^	1.13%	1.37	%^
Portfolio turnover rate	27%		69%	16%

See footnote summary on page 226.

212	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class C
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.44	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11	.03	.09
Net realized and unrealized gain (loss) on investment transactions	.38	(.02	)†	.56

Net increase in net asset value from operations	.49	.01	.65

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.05)	(.01)	(.21)

Net asset value, end of period	$ 10.88	$ 10.44	$ 10.44

Total Return
Total investment return based on net asset value(e)	4.72%	.07%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65	$50	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.27	%^	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)(g)	3.97	%^	5.86%	41.11	%^
Net investment income(c)(f)	2.05	%^	.27%	1.39	%^
Portfolio turnover rate	27%	69%	16%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	213

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Advisor Class
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.60	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.14	.15
Net realized and unrealized gain (loss) on investment transactions	.40	(.03	)†	.56

Net increase in net asset value from operations	.56	.11	.71

Less: Dividends and Distributions
Dividends from net investment income	(.07)	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.12)	(.01)	(.21)

Net asset value, end of period	$ 11.04	$ 10.60	$ 10.50

Total Return
Total investment return based on net asset value(e)	5.35%	1.02%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72	$66	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.27	%^	.27%	.28	%^
Expenses, before waivers/reimbursements(f)(g)	2.87	%^	4.28%	40.13	%^
Net investment income(c)(f)	2.94	%^	1.44%	2.38	%^
Portfolio turnover rate	27%	69%	16%

See footnote summary on page 226.

214	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.21	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.06	.13
Net realized and unrealized gain on investment transactions	.39	.00 (g)	.55

Net increase in net asset value from operations	.52	.06	.68

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.13)	(.39)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.18)	(.14)	(.39)

Net asset value, end of period	$ 10.55	$ 10.21	$ 10.29

Total Return
Total investment return based on net asset value(e)	4.99%	.60%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$455	$406	$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.77%^	.77%	.78	%^
Expenses, before waivers/reimbursements(f)(g)	2.33%^	2.75%	25.29	%^
Net investment income(c)(f)	2.53%^	.57%	2.03	%^
Portfolio turnover rate	27%	69%	16%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	215

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class K
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.23	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.12	.07
Net realized and unrealized gain (loss) on investment transactions	.39	(.04 )†	.62

Net increase in net asset value from operations	.53	.08	.69

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.18)	(.15)	(.39)

Net asset value, end of period	$ 10.58	$ 10.23	$ 10.30

Total Return
Total investment return based on net asset value(e)	5.21%	.80%	6.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,718	$14,486	$1,613
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.52%^	.52%	.53	%^
Expenses, before waivers/reimbursements(f)(g)	2.02%^	2.99%	16.29	%^
Net investment income(c)(f)	2.77%^	1.28%	1.09	%^
Portfolio turnover rate	27%	69%	16%

See footnote summary on page 226.

216	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class I
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.17	.15
Net realized and unrealized gain (loss) on investment transactions	.38	(.07 )†	.56

Net increase in net asset value from operations	.54	.10	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.21)	(.15)	(.39)

Net asset value, end of period	$ 10.60	$ 10.27	$ 10.32

Total Return
Total investment return based on net asset value(e)	5.29%	1.05%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,759	$1,421	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.27%^	.27%	.28	%^
Expenses, before waivers/reimbursements(f)(g)	1.69%^	3.58%	27.24	%^
Net investment income(c)(f)	3.01%^	1.76%	2.39	%^
Portfolio turnover rate	27%	69%	16%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	217

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class Z
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.13	.15
Net realized and unrealized gain (loss) on investment transactions	.38	(.03 )†	.56

Net increase in net asset value from operations	.54	.10	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.05)	(.01)	– 0	–

Total dividends and distributions	(.21)	(.15)	(.39)

Net asset value, end of period	$ 10.60	$ 10.27	$ 10.32

Total Return
Total investment return based on net asset value(e)	5.34%	1.04%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.26%^	.27%	.28	%^
Expenses, before waivers/reimbursements(f)(g)	1.59%^	4.05%	27.28	%^
Net investment income(c)(f)	2.97%^	1.36%	2.38	%^
Portfolio turnover rate	27%	69%	16%

See footnote summary on page 226.

218	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class A
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.39	$ 10.48	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11	.12	.11
Net realized and unrealized gain (loss) on investment transactions	.41	(.09	)†	.58
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.52	.03	.69

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.11)	(.21)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.06)	(.12)	(.21)

Net asset value, end of period	$ 10.85	$ 10.39	$ 10.48

Total Return
Total investment return based on net asset value(e)	5.04%	.35%	6.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$690	$931	$25
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.52	%^	.52%	.53	%^
Expenses, before waivers/reimbursements(f)(g)	2.90	%^	4.64%	22.61	%^
Net investment income(c)(f)	2.13	%^	1.19%	1.73	%^
Portfolio turnover rate	27%	71%	16%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	219

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2055 Fund
	Class C
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.30		$ 10.44		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11		.08		.09
Net realized and unrealized gain (loss) on investment transactions	.37		(.13	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	.48		(.05)		.65

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.08)		(.21)
Distributions from net realized gain on investment transactions	(.06)		(.01)		– 0	–

Total dividends and distributions	(.06)		(.09)		(.21)

Net asset value, end of period	$ 10.72		$ 10.30		$ 10.44

Total Return
Total investment return based on net asset value(e)	4.70%		(.45	) %	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$125		$71		$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.27	%^	1.27%		1.28	%^
Expenses, before waivers/reimbursements(f)(g)	3.75	%^	6.16%		24.47	%^
Net investment income(c)(f)	2.11	%^	.81%		1.39	%^
Portfolio turnover rate	27%		71%		16%

See footnote summary on page 226.

220	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Advisor Class
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.51	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.14	.04
Net realized and unrealized gain (loss) on investment transactions	.39	(.09	)†	.67
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.55	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.04)	(.03)	(.21)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.10)	(.04)	(.21)

Net asset value, end of period	$ 10.96	$ 10.51	$ 10.50

Total Return
Total investment return based on net asset value(e)	5.26%	.52%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$489	$466	$347
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.27	%^	.27%	.28	%^
Expenses, before waivers/reimbursements(f)(g)	2.67	%^	5.66%	22.48	%^
Net investment income(c)(f)	2.95	%^	1.37%	.69	%^
Portfolio turnover rate	27%	71%	16%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	221

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2055 Fund
	Class R
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.17		$ 10.29		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.07		.12
Net realized and unrealized gain (loss) on investment transactions	.35		(.07	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.49		– 0	–	.68

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.11)		(.39)
Distributions from net realized gain on investment transactions	(.06)		(.01)		– 0	–

Total dividends and distributions	(.17)		(.12)		(.39)

Net asset value, end of period	$ 10.49		$ 10.17		$ 10.29

Total Return
Total investment return based on net asset value(e)	4.92%		.09%		6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81		$66		$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.77	%^	.77%		.78	%^
Expenses, before waivers/reimbursements(f)(g)	2.34	%^	3.68%		22.02	%^
Net investment income(c)(f)	2.70	%^	.69%		1.86	%^
Portfolio turnover rate	27%		71%		16%

See footnote summary on page 226.

222	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class K
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.18	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.12	.07
Net realized and unrealized gain (loss) on investment transactions	.38	(.08	)†	.61
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.52	.04	.68

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.19)	(.15)	(.39)

Net asset value, end of period	$ 10.51	$ 10.18	$ 10.29

Total Return
Total investment return based on net asset value(e)	5.16%	.42%	6.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,927	$14,694	$1,300
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.52	%^	.52%	.53	%^
Expenses, before waivers/reimbursements(f)(g)	2.03	%^	3.08%	16.63	%^
Net investment income(c)(f)	2.69	%^	1.20%	1.14	%^
Portfolio turnover rate	27%	71%	16%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	223

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class I
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.17	.15
Net realized and unrealized gain (loss) on investment transactions	.37	(.12	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.53	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.22)	(.15)	(.39)

Net asset value, end of period	$ 10.53	$ 10.22	$ 10.32

Total Return
Total investment return based on net asset value(e)	5.23%	.57%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,253	$878	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.27	%^	.27%	.28	%^
Expenses, before waivers/reimbursements(f)(g)	1.70	%^	4.58%	21.99	%^
Net investment income(c)(f)	3.13	%^	1.80%	2.39	%^
Portfolio turnover rate	27%	71%	16%

See footnote summary on page 226.

224	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class Z
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.13	.15
Net realized and unrealized gain (loss) on investment transactions	.38	(.08	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.53	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.06)	(.01)	– 0	–

Total dividends and distributions	(.22)	(.15)	(.39)

Net asset value, end of period	$ 10.53	$ 10.22	$ 10.32

Total Return
Total investment return based on net asset value(e)	5.28%	.56%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$13	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.27	%^	.27%	.28	%^
Expenses, before waivers/reimbursements(f)(g)	1.60	%^	4.27%	21.98	%^
Net investment income(c)(f)	2.84	%^	1.36%	2.38	%^
Portfolio turnover rate	27%	71%	16%

See footnote summary on page 226.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	225

Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense and net investment loss ratios do not include income earned or expenses incurred by the Funds through its Underlying Portfolios.

(g)	In connection with the Funds’ investments in affiliated underlying portfolios, the Funds incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Funds in an amount equal to the Funds’ pro rata share of certain acquired fund fees and expenses, and for the six months ended January 31, 2017 such waiver amounted to less than .005% for the Funds.

^	Annualized.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Funds’ change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

226	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Daniel J. Loewy(2), Vice President

Christopher H. Nikolich(2), Vice President

Vadim Zlotnikov(2) , Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Emilie D. Wrapp, Secretary

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	Messrs. Loewy, Nikolich, and Zlotnikov are the investment professionals at the Adviser with the most significant responsibility for the Adviser’s role in the day-to-day management of the Funds’ portfolios, which role includes monitoring the Funds’ sub-adviser and allocating Fund assets among asset classes.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	227

Board of Directors

Information Regarding the Review and Approval of the Advisory Agreement and Sub-Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved (i) the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) and (ii) the proposed amendment to the Sub-Advisory Agreement (the “Amended Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Contracts”) between the Adviser and Morningstar Investment Management LLC (formerly Morningstar Associates, LLC) (the “Sub-Adviser”) in respect of each Fund at a meeting held on August 2-3, 2016 (the “Meeting”).

•	AB Multi-Manager Select Retirement Allocation Fund

•	AB Multi-Manager Select 2010 Fund

•	AB Multi-Manager Select 2015 Fund

•	AB Multi-Manager Select 2020 Fund

•	AB Multi-Manager Select 2025 Fund
•	AB Multi-Manager Select 2030 Fund

•	AB Multi-Manager Select 2035 Fund

•	AB Multi-Manager Select 2040 Fund

•	AB Multi-Manager Select 2045 Fund

•	AB Multi-Manager Select 2050 Fund

•	AB Multi-Manager Select 2055 Fund

Prior to approval of the Advisory Contracts, the directors had requested from the Adviser and the Sub-Adviser, and received and evaluated, extensive materials. They reviewed the proposed approval of the Advisory Contracts with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee in respect of each Fund, in which the Senior Officer concluded that the contractual fee for each Fund was reasonable. The directors also discussed the proposed approvals in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s

228	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Funds and review extensive materials and information presented by the Adviser. The directors also receive an annual presentation from the Sub-Adviser addressing the Sub-Adviser’s services to the Funds.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund, and the overall arrangements (i) between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Adviser and the Sub-Adviser, as provided in the Amended Sub-Advisory Agreement, including the sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreement that are provided to the Funds by the Adviser. They also noted the professional experience and qualifications of the Adviser’s personnel who oversee the Sub-Adviser, other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreement, unlike the advisory agreements for most of the other AB Funds, does not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Funds. These services are covered by the advisory fee.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	229

The directors noted that the Funds invest in a mix of mutual funds advised by the Adviser (“AB Mutual Funds”) and mutual funds and exchange-traded funds managed by third parties unaffiliated with the Adviser (“External Funds” and together with the AB Mutual Funds, “Underlying Funds”). The Sub-Adviser selects Underlying Funds within each asset class for investment by the Funds from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The directors noted that the Amended Sub-Advisory Agreement gives broader latitude to the Sub-Adviser to identify funds for investment that are not in the current families of approved External Funds, subject to the Adviser’s ability to enter into the necessary arrangements with the new funds, and does not alter the original 33% target with 40% cap for AB Mutual Funds.

The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Fund to the Adviser for the period ended December 31, 2014 and for calendar year 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Funds, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Funds before taxes and distribution expenses. The directors noted that the Funds were not profitable to the Adviser in the periods reviewed.

230	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; brokerage commissions paid by the Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that each Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year. At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of each Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended May 31, 2016, and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fee and Other Expenses

The directors considered the advisory fee rate paid by each Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as such Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered each Fund’s contractual advisory fee rate against a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between each Fund’s fee schedule, on the one

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	231

hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Funds relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Funds, as well as the difference in fee structure, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that each Fund invests in Underlying Funds pursuant to a Fund of Funds Order from the SEC. The directors concluded that the advisory fee for each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the Underlying Funds in which the Funds may invest.

The directors considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of each Fund was based on the Fund’s latest fiscal year and the information (except in the case of AB Multi-Manager Select 2035 Fund) included the pro forma expense ratio to reflect the expense cap level effective January 6, 2016. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others.

AB Multi-Manager Select Retirement Allocation Fund

AB Multi-Manager Select 2010 Fund

AB Multi-Manager Select 2015 Fund

AB Multi-Manager Select 2020 Fund

AB Multi-Manager Select 2030 Fund

AB Multi-Manager Select 2050 Fund

232	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Based on their review, the directors concluded that each Fund’s pro forma expense ratio was acceptable.

AB Multi-Manager Select 2040 Fund

AB Multi-Manager Select 2045 Fund

AB Multi-Manager Select 2055 Fund

After reviewing and discussing the Adviser’s explanations of the reasons each Fund’s pro forma expense ratio was above its peer group median, the directors concluded that each Fund’s pro forma expense ratio was acceptable.

AB Multi-Manager Select 2025 Fund

AB Multi-Manager Select 2035 Fund

After reviewing and discussing the Adviser’s explanations of the reasons each Fund’s expense ratio (pro forma expense ratio in the case of AB Multi-Manager Select 2025 Fund) was above the medians, the directors concluded that such expense ratios were acceptable.

Approval of Amended Sub-Advisory Agreement

Nature, Extent and Quality of Services Provided and Performance

In determining to approve the Amended Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for the Sub-Adviser to continue to serve as sub-adviser for each of the Funds. The directors also reviewed extensive materials concerning the Sub-Adviser. The directors’ review of the Sub-Adviser and the nature and quality of the services provided by it covered, among other things: (i) the Sub-Adviser’s operations and principal business activities, services provided by the Sub-Adviser and senior and professional personnel who perform services for the Funds, (ii) investment advisory services provided by the Sub-Adviser to the Funds, and (iii) the Sub-Adviser’s compliance structure and program.

Cost of Services Provided and Profitability

The directors considered the amount and competitiveness of the sub-advisory fee payable to the Sub-Adviser, noting that such fee had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and was payable by the Adviser out of the advisory fee paid to the Adviser by the Funds. They also considered profitability information that the Adviser obtained from the Sub-Adviser.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	233

Economies of Scale

The directors noted that the advisory fee schedule for the Funds does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors noted that the sub-advisory fee schedule for the Funds contains breakpoints that reduce fee rates on assets above specified levels. The sub-advisory fee schedule also provides for an annual minimum fee. Because the Sub-Adviser’s fee schedule includes breakpoints which the Adviser’s fee schedule does not, the Adviser would retain a larger fee on a percentage basis as the Funds grow. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor each Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the advisory fee schedule in the future if circumstances warranted doing so.

234	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.
* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	235

AB Family of Funds

NOTES

236	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

NOTES

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	237

NOTES

238	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

NOTES

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	239

NOTES

240	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MMSR-0152-0117

JAN    01.31.17

SEMI-ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

March 16, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio (the “Fund”) for the semi-annual reporting period ended January 31, 2017.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

AB SMALL CAP GROWTH PORTFOLIO •	1

Investment Results

The table on page 5 shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended January 31, 2017.

For the six-month period, Class B and C shares underperformed the benchmark, all other share classes outperformed; for the 12-month period, all share classes of the Fund outperformed, before sales charges. Stock selection in the financials sector contributed to performance in the six-month period, relative to the benchmark. Financial stocks were buoyed by investors’ increased appetite for banks with strong earnings growth, given the steepening of the yield curve since the US presidential election. In health care, positive selection in biopharmaceuticals more than offset negative contribution from the medical services and devices subsectors. Positioning and stock selection in software detracted from returns, relative to the benchmark.

For the 12-month period, security selection in the consumer/commercial services sector contributed, particularly within consumer staples and consumer cyclicals, and in the health care sector, helped by positioning and holdings in the biopharmaceutical space. Stock selection in the technology sector was the largest detractor; software as a group underperformed the broader market despite solid earnings releases from many of the Fund’s holdings.

The Fund did not utilize derivatives during the six- or 12-month periods.

Market Review and Investment Strategy

Global equities advanced overall during the six-month period ended January 31, 2017. Regional differences were slight, with US equities outperforming while international and emerging-market equities followed closely behind. The period was dominated by Donald Trump’s surprise win in the US presidential election. Investors speculated over potential policy changes with important implications for economic growth, trade and inflation. However, by the end of January, a newly announced US travel ban weighed on sentiment as investors sought to digest the potential economic impact on earnings growth in the consumer discretionary and technology sectors.

Reflecting a bottom-up investment process, the Fund’s Senior Investment Management Team continues to find opportunities across most sectors, with a greater emphasis on companies that are less dependent on the short-term macro outlook.

2	• AB SMALL CAP GROWTH PORTFOLIO

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of 2,000 small-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. AllianceBernstein L.P. (the “Adviser”) will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than

(Disclosures, Risks and Notes about Historical Performance continued on next page)

AB SMALL CAP GROWTH PORTFOLIO •	3

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

4	• AB SMALL CAP GROWTH PORTFOLIO

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Small Cap Growth Portfolio*
Class A	8.12%	28.38%

Class B†	7.88%	27.36%

Class C	7.75%	27.43%

Advisor Class‡	8.26%	28.72%

Class R‡	7.99%	28.06%

Class K‡	8.13%	28.47%

Class I‡	8.27%	28.83%

Class Z‡	8.35%	28.95%

Russell 2000 Growth Index	7.90%	26.87%

*    Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended January 31, 2017, by 0.02% and 0.03%, respectively. Also includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended January 31, 2017, by 0.00% and 0.01%, respectively. Includes the impact of non-recurring refunds for overbilling of prior years’ custody out of pocket fees, which enhanced the performance of the Fund for the six- and 12-month periods ended January 31, 2017, by 0.01% and 0.01%, respectively.

†       Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

‡      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

AB SMALL CAP GROWTH PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	28.38%	22.94%
5 Years	10.55%	9.60%
10 Years	8.34%	7.87%

Class B Shares
1 Year	27.36%	23.36%
5 Years	9.66%	9.66%
10 Years(a)	7.62%	7.62%

Class C Shares
1 Year	27.43%	26.43%
5 Years	9.72%	9.72%
10 Years	7.52%	7.52%

Advisor Class Shares*
1 Year	28.72%	28.72%
5 Years	10.84%	10.84%
10 Years	8.63%	8.63%

Class R Shares*
1 Year	28.06%	28.06%
5 Years	10.24%	10.24%
10 Years	8.13%	8.13%

Class K Shares*
1 Year	28.47%	28.47%
5 Years	10.61%	10.61%
10 Years	8.46%	8.46%

Class I Shares*
1 Year	28.83%	28.83%
5 Years	10.94%	10.94%
10 Years	8.82%	8.82%

Class Z Shares*
1 Year	28.95%	28.95%
Since Inception†	-0.09%	-0.09%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.28%, 2.08%, 2.03%, 1.02%, 1.56%, 1.23%, 0.92% and 0.85% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

†	Inception date: 6/30/2015.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

6	• AB SMALL CAP GROWTH PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	1.89%
5 Years	10.54%
10 Years	7.66%

Class B Shares
1 Year	1.54%
5 Years	10.60%
10 Years(a)	7.40%

Class C Shares
1 Year	4.59%
5 Years	10.67%
10 Years	7.30%

Advisor Class Shares*
1 Year	6.67%
5 Years	11.80%
10 Years	8.41%

Class R Shares*
1 Year	6.13%
5 Years	11.19%
10 Years	7.92%

Class K Shares*
1 Year	6.49%
5 Years	11.56%
10 Years	8.24%

Class I Shares*
1 Year	6.80%
5 Years	11.90%
10 Years	8.61%

Class Z Shares*
1 Year	6.91%
Since Inception†	-2.76%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

†	Inception date: 6/30/2015.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

AB SMALL CAP GROWTH PORTFOLIO •	7

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,081.20	$6.40	1.22%
Hypothetical**	$1,000	$1,019.06	$6.21	1.22%

8	• AB SMALL CAP GROWTH PORTFOLIO

Expense Example

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class B
Actual	$1,000	$1,078.80	$10.58	2.02%
Hypothetical**	$1,000	$1,015.02	$10.26	2.02%
Class C
Actual	$1,000	$1,077.50	$10.37	1.98%
Hypothetical**	$1,000	$1,015.22	$10.06	1.98%
Advisor Class
Actual	$1,000	$1,082.60	$5.09	0.97%
Hypothetical**	$1,000	$1,020.32	$4.94	0.97%
Class R
Actual	$1,000	$1,079.90	$7.81	1.49%
Hypothetical**	$1,000	$1,017.69	$7.58	1.49%
Class K
Actual	$1,000	$1,081.30	$6.24	1.19%
Hypothetical**	$1,000	$1,019.21	$6.06	1.19%
Class I
Actual	$1,000	$1,082.70	$4.83	0.92%
Hypothetical**	$1,000	$1,020.57	$4.69	0.92%
Class Z
Actual	$1,000	$1,083.50	$4.31	0.82%
Hypothetical**	$1,000	$1,021.07	$4.18	0.82%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB SMALL CAP GROWTH PORTFOLIO •	9

Expense Example

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,085.1

TEN LARGEST HOLDINGS†

January 31, 2017 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Take-Two Interactive Software, Inc.	$18,461,662	1.7%
Microsemi Corp.	18,446,239	1.7
Bright Horizons Family Solutions, Inc.	17,866,995	1.7
Aspen Technology, Inc.	17,634,804	1.6
Five Below, Inc.	16,819,609	1.6
RingCentral, Inc. – Class A	16,726,189	1.5
Silicon Laboratories, Inc.	16,342,510	1.5
LogMeIn, Inc.	16,197,704	1.5
Vail Resorts, Inc.	15,781,680	1.5
Advanced Energy Industries, Inc.	15,638,495	1.4
	$169,915,887	15.7%

*	All data are as of January 31, 2017. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

†	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Information Technology – 27.8%
Communications Equipment – 1.0%
Arista Networks, Inc.(a)	122,560	$11,520,640

Electronic Equipment, Instruments & Components – 0.4%
Coherent, Inc.(a)	25,141	3,965,490

Internet Software & Services – 7.7%
2U, Inc.(a)	444,988	15,147,392
Cimpress NV(a)(b)	129,978	10,968,843
CoStar Group, Inc.(a)	50,708	10,248,087
GrubHub, Inc.(a)	227,370	9,447,224
LogMeIn, Inc.	149,840	16,197,704
Pandora Media, Inc.(a)(b)	527,431	6,856,603
Q2 Holdings, Inc.(a)	474,318	15,059,596

		83,925,449

IT Services – 0.1%
EPAM Systems, Inc.(a)	12,816	824,838

Semiconductors & Semiconductor Equipment – 6.6%
Advanced Energy Industries, Inc.(a)	265,780	15,638,495
Cirrus Logic, Inc.(a)	126,650	7,639,528
Microsemi Corp.(a)	347,060	18,446,239
Monolithic Power Systems, Inc.	157,999	13,783,833
Silicon Laboratories, Inc.(a)	250,652	16,342,510

		71,850,605

Software – 12.0%
Aspen Technology, Inc.(a)	332,043	17,634,804
Blackbaud, Inc.	163,990	10,759,384
Ellie Mae, Inc.(a)	140,250	11,604,285
Guidewire Software, Inc.(a)	179,515	9,394,020
HubSpot, Inc.(a)	211,975	10,874,318
Paylocity Holding Corp.(a)	284,158	8,769,116
Proofpoint, Inc.(a)	183,302	14,693,488
RingCentral, Inc. – Class A(a)	716,325	16,726,189
Take-Two Interactive Software, Inc.(a)	344,113	18,461,662
Ultimate Software Group, Inc. (The)(a)	56,649	10,970,645

		129,887,911

		301,974,933

Health Care – 20.7%
Biotechnology – 7.5%
Adamas Pharmaceuticals, Inc.(a)(b)	285,583	4,532,202
Aimmune Therapeutics, Inc.(a)(b)	306,537	5,603,497
Alder Biopharmaceuticals, Inc.(a)	224,651	4,616,578
ARIAD Pharmaceuticals, Inc.(a)	224,010	5,335,918
Audentes Therapeutics, Inc.(a)	205,791	3,358,509
Clovis Oncology, Inc.(a)	121,960	7,903,008

AB SMALL CAP GROWTH PORTFOLIO •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

DBV Technologies SA (Sponsored ADR)(a)	136,764	$4,721,093
Neurocrine Biosciences, Inc.(a)	105,310	4,518,852
Otonomy, Inc.(a)	242,583	3,553,841
Prothena Corp. PLC(a)(b)	130,970	6,412,291
Radius Health, Inc.(a)	140,250	6,103,680
Sage Therapeutics, Inc.(a)	133,383	6,399,717
TESARO, Inc.(a)(b)	67,525	10,995,771
Ultragenyx Pharmaceutical, Inc.(a)	102,096	7,658,221

		81,713,178

Health Care Equipment & Supplies – 7.2%
Align Technology, Inc.(a)	110,222	10,106,255
DexCom, Inc.(a)	129,904	10,281,902
Glaukos Corp.(a)	321,097	13,235,618
iRhythm Technologies, Inc.(a)(b)	38,995	1,272,407
Nevro Corp.(a)	178,545	15,536,986
Penumbra, Inc.(a)	196,235	14,040,614
Zeltiq Aesthetics, Inc.(a)	312,360	13,850,043

		78,323,825

Health Care Providers & Services – 1.7%
Envision Healthcare Corp.(a)	160,817	10,935,556
Premier, Inc. – Class A(a)	239,845	7,641,462

		18,577,018

Health Care Technology – 0.9%
Vocera Communications, Inc.(a)	443,110	9,194,532

Life Sciences Tools & Services – 1.0%
ICON PLC(a)	134,882	11,338,181

Pharmaceuticals – 2.4%
Aerie Pharmaceuticals, Inc.(a)(b)	160,145	7,030,365
Akorn, Inc.(a)	344,188	6,573,991
GW Pharmaceuticals PLC (ADR)(a)(b)	40,640	4,672,787
Medicines Co. (The)(a)(b)	206,357	7,439,170

		25,716,313

		224,863,047

Consumer Discretionary – 17.0%
Distributors – 1.2%
Pool Corp.	123,168	13,001,614

Diversified Consumer Services – 1.6%
Bright Horizons Family Solutions, Inc.(a)	252,145	17,866,995

Hotels, Restaurants & Leisure – 6.4%
Buffalo Wild Wings, Inc.(a)	87,764	13,252,364
Dave & Buster’s Entertainment, Inc.(a)	272,034	14,814,972
Planet Fitness, Inc.	702,638	14,783,503
Texas Roadhouse, Inc. – Class A	236,960	11,051,814
Vail Resorts, Inc.	92,000	15,781,680

		69,684,333

12	• AB SMALL CAP GROWTH PORTFOLIO

Porfolio of Investments

Company	Shares	U.S. $ Value

Household Durables – 0.4%
Honest Co. (The)(a)(c)(d)	29,639	$1,202,751
Tempur Sealy International, Inc.(a)(b)	85,578	3,679,854

		4,882,605

Media – 2.2%
IMAX Corp.(a)	473,520	15,436,752
National CineMedia, Inc.	571,756	8,381,943

		23,818,695

Multiline Retail – 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	418,085	12,772,497

Specialty Retail – 4.0%
Five Below, Inc.(a)	422,073	16,819,609
Lithia Motors, Inc. – Class A	139,513	14,386,580
Tile Shop Holdings, Inc.(a)	611,688	11,683,241

		42,889,430

		184,916,169

Industrials – 17.0%
Aerospace & Defense – 1.9%
Hexcel Corp.	248,445	12,757,651
Mercury Systems, Inc.(a)	245,204	8,268,279

		21,025,930

Commercial Services & Supplies – 1.3%
Advanced Disposal Services, Inc.(a)	223,352	4,960,648
Tetra Tech, Inc.	211,400	9,238,180

		14,198,828

Construction & Engineering – 1.0%
Dycom Industries, Inc.(a)(b)	141,994	11,453,236

Industrial Conglomerates – 1.3%
Carlisle Cos., Inc.	127,740	13,937,711

Machinery – 8.3%
Astec Industries, Inc.	173,490	12,140,830
IDEX Corp.	144,076	12,989,892
John Bean Technologies Corp.	132,380	11,431,013
Lincoln Electric Holdings, Inc.	169,143	14,101,452
Middleby Corp. (The)(a)	100,077	13,428,332
Nordson Corp.	112,100	12,726,713
RBC Bearings, Inc.(a)	139,779	12,947,729

		89,765,961

Road & Rail – 1.2%
Genesee & Wyoming, Inc. – Class A(a)	172,573	13,005,101

Trading Companies & Distributors – 2.0%
H&E Equipment Services, Inc.	524,710	13,569,001
SiteOne Landscape Supply, Inc.(a)	202,483	7,779,397

		21,348,398

		184,735,165

AB SMALL CAP GROWTH PORTFOLIO •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 6.7%
Banks – 4.9%
PrivateBancorp, Inc.	93,508	$5,111,147
Signature Bank/New York NY(a)	67,374	10,612,752
Sterling Bancorp/DE	400,876	9,560,893
SVB Financial Group(a)	78,312	13,487,676
Western Alliance Bancorp(a)	297,753	14,703,043

		53,475,511

Capital Markets – 1.8%
Houlihan Lokey, Inc.	258,922	8,052,474
Stifel Financial Corp.(a)	217,097	10,926,492

		18,978,966

		72,454,477

Consumer Staples – 3.0%
Food & Staples Retailing – 0.8%
Chefs’ Warehouse, Inc. (The)(a)	526,722	8,796,258

Food Products – 1.7%
AdvancePierre Foods Holdings, Inc.	318,781	8,833,421
Freshpet, Inc.(a)(b)	829,459	9,248,468

		18,081,889

Personal Products – 0.5%
elf Beauty, Inc.(a)(b)	221,096	5,518,556

		32,396,703

Materials – 2.6%
Chemicals – 1.4%
PolyOne Corp.	441,375	15,055,301

Construction Materials – 1.2%
Summit Materials, Inc. – Class A(a)	520,988	13,076,799

		28,132,100

Energy – 2.6%
Energy Equipment & Services – 1.7%
Forum Energy Technologies, Inc.(a)	381,443	8,277,313
Oil States International, Inc.(a)	267,338	10,559,851

		18,837,164

Oil, Gas & Consumable Fuels – 0.9%
Matador Resources Co.(a)	349,355	9,198,517

		28,035,681

Telecommunication Services – 0.9%
Diversified Telecommunication Services – 0.9%
Vonage Holdings Corp.(a)	1,402,040	9,940,463

Total Common Stocks (cost $799,333,746)		1,067,448,738

14	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 1.0%
Funds and Investment Trusts – 1.0%
iShares Russell 2000 Growth ETF(b)(e) (cost $9,405,236)	68,040	$10,630,570

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(e)(f) (cost $16,069,294)	16,069,294	16,069,294

Total Investments Before Security Lending Collateral for Securities Loaned – 100.8% (cost $824,808,276)		1,094,148,602

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 6.4%
Investment Companies – 6.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(e)(f) (cost $69,499,572)	69,499,572	69,499,572

Total Investments – 107.2% (cost $894,307,848)		1,163,648,174
Other assets less liabilities – (7.2)%		(78,596,295)

Net Assets – 100.0%		$1,085,051,879

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Illiquid security.

(d)	Fair valued by the Adviser.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

AB SMALL CAP GROWTH PORTFOLIO •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $808,738,982)(a)	$1,078,079,308
Affiliated issuers (cost $85,568,866—including investment of cash collateral for securities loaned of $69,499,572)	85,568,866
Cash	55,133
Receivable for investment securities sold	11,006,899
Receivable for capital stock sold	4,345,171
Interest receivable	44,034
Affiliated dividends receivable	2,689
Due from custodian	100,684

Total assets	1,179,202,784

Liabilities
Payable for collateral received on securities loaned	69,499,572
Payable for investment securities purchased	16,685,398
Payable for capital stock redeemed	6,539,151
Advisory fee payable	678,600
Distribution fee payable	127,565
Transfer Agent fee payable	118,716
Administrative fee payable	18,082
Accrued expenses	483,821

Total liabilities	94,150,905

Net Assets	$1,085,051,879

Composition of Net Assets
Capital stock, at par	$2,424
Additional paid-in capital	842,346,138
Accumulated net investment loss	(5,371,687)
Accumulated net realized loss on investment transactions	(21,265,322)
Net unrealized appreciation on investments	269,340,326

$1,085,051,879

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$337,949,524	7,741,673	$43.65	*

B	$1,465,389	48,910	$29.96

C	$37,018,346	1,221,059	$30.32

Advisor	$269,933,621	5,742,253	$47.01

R	$34,656,367	812,058	$42.68

K	$43,729,723	979,783	$44.63

I	$293,327,605	6,264,412	$46.82

Z	$66,971,304	1,427,886	$46.90

(a)	Includes securities on loan with a value of $67,990,425 (see Note E).

*	The maximum offering price per share for Class A shares was $45.59 which reflects a sales charge of 4.25%.

See notes to financial statements.

16	• AB SMALL CAP GROWTH PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2017 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$4,068,563
Affiliated issuers	178,534
Securities lending income	271,274
Other income(a)	100,684	$4,619,055

Expenses
Advisory fee (see Note B)	4,060,628
Distribution fee—Class A	386,053
Distribution fee—Class B	7,615
Distribution fee—Class C	189,331
Distribution fee—Class R	95,078
Distribution fee—Class K	75,342
Transfer agency—Class A	256,447
Transfer agency—Class B	1,679
Transfer agency—Class C	32,827
Transfer agency—Advisor Class	221,691
Transfer agency—Class R	36,584
Transfer agency—Class K	41,879
Transfer agency—Class I	178,804
Transfer agency—Class Z	7,383
Custodian	125,241
Printing	86,398
Registration fees	53,757
Administrative	27,925
Audit and tax	24,113
Legal	21,844
Directors’ fees	12,793
Miscellaneous	24,287

Total expenses	5,967,699
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(96,090)

Net expenses		5,871,609

Net investment loss		(1,252,554)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		45,480,752
Net change in unrealized appreciation/depreciation of investments		40,208,915

Net gain on investment transactions		85,689,667

Net Increase in Net Assets from Operations		$84,437,113

(a)	Other income represents a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

AB SMALL CAP GROWTH PORTFOLIO •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(1,252,554)	$(7,735,444)
Net realized gain (loss) on investment transactions	45,480,752	(18,768,011)
Net change in unrealized appreciation/depreciation of investments	40,208,915	(115,356,996)

Net increase (decrease) in net assets from operations	84,437,113	(141,860,451)
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(7,225,274)	(27,260,771)
Class B	(46,330)	(246,573)
Class C	(1,188,647)	(5,772,907)
Advisor Class	(5,602,524)	(32,001,903)
Class R	(848,050)	(4,027,564)
Class K	(1,155,471)	(6,196,464)
Class I	(6,202,047)	(31,221,483)
Class Z	(1,347,008)	(980,882)
Capital Stock Transactions
Net decrease	(84,696,143)	(176,744,912)
Capital Contributions
Proceeds from regulatory settlement (see Note F)	– 0	–	67,021

Total decrease	(23,874,381)	(426,246,889)
Net Assets
Beginning of period	1,108,926,260	1,535,173,149

End of period (including accumulated net investment loss of ($5,371,687) and ($4,119,133), respectively)	$1,085,051,879	$1,108,926,260

See notes to financial statements.

18	• AB SMALL CAP GROWTH PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Effective June 30, 2015 the Fund commenced offering of Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund was closed to new investors, subject to certain exceptions. Effective June 1, 2016, with the exception of Class B shares, the Fund reopened to new investors. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and

AB SMALL CAP GROWTH PORTFOLIO •	19

Notes to Financial Statements

follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or

20	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

AB SMALL CAP GROWTH PORTFOLIO •	21

Notes to Financial Statements

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$301,974,933		$	– 0	–	$	– 0	–	$301,974,933
Health Care	224,863,047			– 0	–		– 0	–	224,863,047
Consumer Discretionary	183,713,418			– 0	–		1,202,751		184,916,169
Industrials	184,735,165			– 0	–		– 0	–	184,735,165
Financials	72,454,477			– 0	–		– 0	–	72,454,477
Consumer Staples	32,396,703			– 0	–		– 0	–	32,396,703
Materials	28,132,100			– 0	–		– 0	–	28,132,100
Energy	28,035,681			– 0	–		– 0	–	28,035,681
Telecommunication Services	9,940,463			– 0	–		– 0	–	9,940,463
Investment Companies	10,630,570			– 0	–		– 0	–	10,630,570
Short-Term Investments	16,069,294			– 0	–		– 0	–	16,069,294
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	69,499,572			– 0	–		– 0	–	69,499,572

Total Investments in Securities	1,162,445,423			– 0	–		1,202,751		1,163,648,174
Other Financial Instruments(a)	– 0	–		– 0	–		– 0	–	– 0	–

Total(b)	$1,162,445,423		$	– 0	–		$1,202,751		$1,163,648,174

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(b)	There were no transfers between any levels during the reporting period.

22	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 7/31/16	$1,211,049		$1,211,049
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(8,298)		(8,298)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/17	$1,202,751		$1,202,751

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17(a)	$(8,298)		$(8,298)

(a)

The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus

AB SMALL CAP GROWTH PORTFOLIO •	23

Notes to Financial Statements

prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax

24	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2017, the reimbursement for such services amounted to $27,925.

AB SMALL CAP GROWTH PORTFOLIO •	25

Notes to Financial Statements

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $204,356 for the six months ended January 31, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,262 from the sale of Class A shares and received $2,933, $458 and $777 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Fund’s average daily net assets and to bear its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2017, such waiver amounted to $18,793. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended January 31, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$ 29,052	$162,821	$175,804	$16,069	$26

Brokerage commissions paid on investment transactions for the six months ended January 31, 2017 amounted to $522,135, of which $51 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s

26	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. Prior to October 31, 2014, payments under Class A shares were limited to an annual rate of .27% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,225,956, $2,713,737, $596,165 and $637,325 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$338,996,604		$429,375,632
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$284,490,724
Gross unrealized depreciation	(15,150,398)

Net unrealized appreciation	$269,340,326

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain

AB SMALL CAP GROWTH PORTFOLIO •	27

Notes to Financial Statements

exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2017.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash

28	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2017, the Fund had securities on loan with a value of $67,990,425 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $69,499,572. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $271,274 and $152,697 from the borrower, Government Money Market Portfolio, for the six months ended January 31, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2017, such waiver amounted to $77,297. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended January 31, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)
$ 197,326	$418,049	$545,875	$69,500

AB SMALL CAP GROWTH PORTFOLIO •	29

Notes to Financial Statements

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016

Class A
Shares sold	1,726,325	835,749	$72,695,513	$33,196,108

Shares issued in reinvestment of distributions	160,291	616,073	6,781,894	25,123,448

Shares converted from Class B	7,230	13,801	299,710	549,063

Shares redeemed	(1,254,995)	(2,107,032)	(52,601,884)	(83,450,827)

Net increase (decrease)	638,851	(641,409)	$27,175,233	$(24,582,208)

Class B
Shares sold	1,911	3,020	$55,815	$85,046

Shares issued in reinvestment of distributions	1,538	8,432	44,722	240,559

Shares converted to Class A	(10,420)	(19,532)	(299,710)	(549,063)

Shares redeemed	(2,301)	(8,465)	(66,369)	(243,211)

Net decrease	(9,272)	(16,545)	$(265,542)	$(466,669)

Class C
Shares sold	26,621	94,031	$783,467	$2,664,151

Shares issued in reinvestment of distributions	37,284	172,897	1,096,513	4,988,076

Shares redeemed	(189,251)	(574,889)	(5,572,145)	(15,968,924)

Net decrease	(125,346)	(307,961)	$(3,692,165)	$(8,316,697)

Advisor Class
Shares sold	981,152	1,630,203	$44,544,071	$69,367,720

Shares issued in reinvestment of distributions	86,364	474,756	3,933,906	20,761,076

Shares redeemed	(1,412,607)	(5,463,636)	(63,657,404)	(226,299,391)

Net decrease	(345,091)	(3,358,677)	$(15,179,427)	$(136,170,595)

30	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

	Shares		Amount
	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31, 2016
Class R
Shares sold	66,320	222,524	$2,727,567	$8,907,944

Shares issued in reinvestment of distributions	20,494	100,664	848,048	4,027,556

Shares redeemed	(270,943)	(453,269)	(11,115,041)	(17,568,618)

Net decrease	(184,129)	(130,081)	$(7,539,426)	$(4,633,118)

Class K
Shares sold	98,826	317,247	$4,268,993	$12,872,586

Shares issued in reinvestment of distributions	26,710	148,773	1,155,455	6,196,406

Shares redeemed	(799,785)	(572,702)	(34,833,222)	(23,262,447)

Net decrease	(674,249)	(106,682)	$(29,408,774)	$(4,193,455)

Class I
Shares sold	569,151	1,645,074	$25,525,499	$70,472,871

Shares issued in reinvestment of distributions	136,695	717,004	6,201,852	31,196,864

Shares redeemed	(1,278,651)	(4,458,142)	(57,535,969)	(180,194,086)

Net decrease	(572,805)	(2,096,064)	$(25,808,618)	$(78,524,351)

Class Z
Shares sold	194,425	2,263,578	$8,774,765	$86,290,355

Shares issued in reinvestment of distributions	29,640	22,517	1,346,822	980,170

Shares redeemed	(902,755)	(179,711)	(40,099,011)	(7,128,344)

Net increase (decrease)	(678,690)	2,106,384	$(29,977,424)	$80,142,181

For the year ended July 31, 2016, the Fund received proceeds of $67,021 in connection with a residual distribution from the Alliance Fair Fund relating to regulatory settlements in 2004. This amount is presented in the Fund’s statement of changes in net assets.

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

AB SMALL CAP GROWTH PORTFOLIO •	31

Notes to Financial Statements

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2017.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2017 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended July 31, 2016 and July 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Long-term capital gains	$107,708,547	$164,502,090

Total taxable distributions	$107,708,547	$164,502,090

32	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(16,906,196	)(a)
Unrealized appreciation/(depreciation)	198,787,751	(b)

Total accumulated earnings/(deficit)	$181,881,555

(a)

At July 31, 2016, the Fund had a qualified late-year ordinary loss deferral of $3,504,087, and a post-October short term capital loss deferral of $13,402,109. These losses are deemed to arise on August 1, 2016.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies (PFICs).

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2016, the Fund did not have any capital loss carryforwards.

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB SMALL CAP GROWTH PORTFOLIO •	33

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 41.28	$ 48.82	$ 48.62	$ 47.08	$ 37.62	$ 35.77

Income From Investment Operations
Net investment loss(a)	(.08	)(b)†	(.32	)(b)	(.33)	(.47)	(.36)	(.31)
Net realized and unrealized gain (loss) on investment transactions	3.42	(3.52)	6.07	5.28	11.10	2.64	(c)
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.34	(3.84)	5.74	4.81	10.74	2.33

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.23)
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.48)

Net asset value, end of period	$ 43.65	$ 41.28	$ 48.82	$ 48.62	$ 47.08	$ 37.62

Total Return
Total investment return based on net asset value(e)	8.12	%*†	(7.77	)%*‡	13.24%	10.21	%*	29.47	%*	6.73	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$337,950	$293,237	$378,062	$475,832	$452,253	$284,767
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(f)	1.22	%^	1.27%	1.20%	1.27%	1.34%	1.33%
Expenses, before waivers/reimbursements(f)	1.24	%^	1.28%	1.20%	1.27%	1.34%	1.33%
Net investment loss	(.36	)%(b)†^	(.80	)%(b)	(.70)%	(.93)%	(.89)%	(.88)%
Portfolio turnover rate	32%	70%	61%	80%	76%	88%

See footnote summary on page 42.

34	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 28.74	$ 35.48	$ 37.14	$ 36.93	$ 30.01	$ 28.64

Income From Investment Operations
Net investment loss(a)	(.17	)(b)†	(.46	)(b)	(.53)	(.67)	(.52)	(.48)
Net realized and unrealized gain (loss) on investment transactions	2.36	(2.58)	4.41	4.15	8.72	2.11	(c)
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.19	(3.04)	3.88	3.48	8.20	1.63

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.01)
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.26)

Net asset value, end of period	$ 29.96	$ 28.74	$ 35.48	$ 37.14	$ 36.93	$ 30.01

Total Return
Total investment return based on net asset value(e)	7.88	%†*	(8.48	)%‡*	12.22%	9.37	%*	28.45	%*	5.83	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,465	$1,672	$2,652	$3,774	$5,329	$6,194
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(f)	2.02	%^	2.08%	1.99%	2.04%	2.12%	2.18%
Expenses, before waivers/reimbursements(f)	2.04	%^	2.08%	1.99%	2.04%	2.12%	2.18%
Net investment loss	(1.18	)%(b)†^	(1.60	)%(b)	(1.49)%	(1.72)%	(1.63)%	(1.73)%
Portfolio turnover rate	32%	70%	61%	80%	76%	88%

See footnote summary on page 42.

AB SMALL CAP GROWTH PORTFOLIO •	35

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 29.06	$ 35.82	$ 37.41	$ 37.17	$ 30.18	$ 28.83

Income From Investment Operations
Net investment loss(a)	(.17	)(b)†	(.45	)(b)	(.52)	(.65)	(.53)	(.46)
Net realized and unrealized gain (loss) on investment transactions	2.40	(2.61)	4.47	4.16	8.80	2.12	(c)
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.23	(3.06)	3.95	3.51	8.27	1.66

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.06)
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.31)

Net asset value, end of period	$ 30.32	$ 29.06	$ 35.82	$ 37.41	$ 37.17	$ 30.18

Total Return
Total investment return based on net asset value(e)	7.75	%†*	(8.46	)%‡*	12.33%	9.39	%*	28.52	%*	5.93	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,018	$39,132	$59,262	$67,619	$60,274	$33,894
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(f)	1.98	%^	2.02%	1.95%	2.00%	2.08%	2.08%
Expenses, before waivers/reimbursements(f)	1.99	%^	2.03%	1.95%	2.00%	2.08%	2.08%
Net investment loss	(1.12	)%(b)†^	(1.54	)%(b)	(1.45)%	(1.66)%	(1.64)%	(1.64)%
Portfolio turnover rate	32%	70%	61%	80%	76%	88%

See footnote summary on page 42.

36	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 44.33	$ 52.00	$ 51.31	$ 49.39	$ 39.30	$ 37.36

Income From Investment Operations
Net investment loss(a)	(.03	)(b)†	(.23	)(b)	(.22)	(.35)	(.27)	(.23)
Net realized and unrealized gain (loss) on investment transactions	3.68	(3.74)	6.45	5.54	11.64	2.76	(c)
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.65	(3.97)	6.23	5.19	11.37	2.53

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.34)
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.59)

Net asset value, end of period	$ 47.01	$ 44.33	$ 52.00	$ 51.31	$ 49.39	$ 39.30

Total Return
Total investment return based on net asset value(e)	8.26	%†*	(7.53	)%‡*	13.51%	10.51	%*	29.82	%*	7.03	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$269,934	$269,857	$491,170	$426,149	$320,624	$145,773
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(f)	.97	%^	1.01%	.94%	1.00%	1.07%	1.05%
Expenses, before waivers/reimbursements(f)	.99	%^	1.02%	.94%	1.00%	1.07%	1.05%
Net investment loss	(.12	)%(b)†^	(.54	)%(b)	(.44)%	(.65)%	(.64)%	(.61)%
Portfolio turnover rate	32%	70%	61%	80%	76%	88%

See footnote summary on page 42.

AB SMALL CAP GROWTH PORTFOLIO •	37

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 40.44	$ 48.03	$ 48.09	$ 46.71	$ 37.42	$ 35.61

Income From Investment Operations
Net investment loss(a)	(.13	)(b)†	(.43	)(b)	(.49)	(.59)	(.45)	(.41)
Net realized and unrealized gain (loss) on investment transactions	3.34	(3.46)	5.97	5.24	11.02	2.65	(c)
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.21	(3.89)	5.48	4.65	10.57	2.24

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.18)
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.43)

Net asset value, end of period	$ 42.68	$ 40.44	$ 48.03	$ 48.09	$ 46.71	$ 37.42

Total Return
Total investment return based on net asset value(e)	7.99	%†*	(8.01	)%‡*	12.81%	9.94	%*	29.17	%*	6.48	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,656	$40,284	$54,094	$53,267	$50,283	$25,065
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(f)	1.49	%^	1.56%	1.54%	1.52%	1.55%	1.60%
Expenses, before waivers/ reimbursements(f)	1.51	%^	1.56%	1.54%	1.52%	1.55%	1.60%
Net investment loss	(.64	)%(b)†^	(1.08	)%(b)	(1.04)%	(1.18)%	(1.12)%	(1.16)%
Portfolio turnover rate	32%	70%	61%	80%	76%	88%

See	footnote summary on page 42.

38	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 42.18	$ 49.77	$ 49.48	$ 47.83	$ 38.16	$ 36.24

Income From Investment Operations
Net investment loss(a)	(.06	)(b)†	(.31	)(b)	(.35)	(.44)	(.33)	(.31)
Net realized and unrealized gain (loss) on investment transactions	3.48	(3.58)	6.18	5.36	11.28	2.71	(c)
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.42	(3.89)	5.83	4.92	10.95	2.40

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.23)
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.48)

Net asset value, end of period	$ 44.63	$ 42.18	$ 49.77	$ 49.48	$ 47.83	$ 38.16

Total Return
Total investment return based on net asset value(e)	8.13	%†*	(7.71	)%‡*	13.16%	10.30	%*	29.60	%*	6.83	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,730	$69,770	$87,627	$82,244	$75,804	$33,677
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(f)	1.19	%^	1.23%	1.22%	1.19%	1.21%	1.25%
Expenses, before waivers/reimbursements(f)	1.21	%^	1.23%	1.22%	1.19%	1.21%	1.25%
Net investment loss	(.29	)%(b)†^	(.76	)%(b)	(.73)%	(.85)%	(.78)%	(.83)%
Portfolio turnover rate	32%	70%	61%	80%	76%	88%

See	footnote summary on page 42.

AB SMALL CAP GROWTH PORTFOLIO •	39

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 44.15	$ 51.75	$ 51.07	$ 49.13	$ 39.05	$ 37.09

Income From Investment Operations
Net investment loss(a)	(.02	)(b)†	(.19	)(b)	(.20)	(.30)	(.21)	(.18)
Net realized and unrealized gain (loss) on investment transactions	3.66	(3.71)	6.42	5.51	11.57	2.74	(c)
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.64	(3.90)	6.22	5.21	11.36	2.56

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.35)
Distributions from net realized gain on investment transactions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.25)

Total dividends and distributions	(.97)	(3.70)	(5.54)	(3.27)	(1.28)	(.60)

Net asset value, end of period	$ 46.82	$ 44.15	$ 51.75	$ 51.07	$ 49.13	$ 39.05

Total Return
Total investment return based on net asset value(e)	8.27	%†*	(7.42	)%‡*	13.57%	10.61	%*	29.98	%*	7.16	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$293,328	$301,866	$462,296	$436,828	$474,383	$236,071
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(f)	.92	%^	.92%	.91%	.91%	.92%	.94%
Expenses, before waivers/reimbursements(f)	.94	%^	.92%	.91%	.91%	.92%	.94%
Net investment loss	(.07	)%(b)†^	(.45	)%(b)	(.41)%	(.57)%	(.51)%	(.49)%
Portfolio turnover rate	32%	70%	61%	80%	76%	88%

See	footnote summary on page 42.

40	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016		June 30, 2015(g) to July 31, 2015

Net asset value, beginning of period	$ 44.20		$ 51.75		$ 52.05

Income From Investment Operations
Net investment income (loss)(a)	.00	(b)(d)†	(.16	)(b)	(.05)
Net realized and unrealized gain (loss) on investment transactions	3.67		(3.69)		(.25	)**
Contributions from Affiliates	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	3.67		(3.85)		(.30)

Less: Distributions
Distributions from net realized gain on investment transactions	(.97)		(3.70)		– 0	–

Net asset value, end of period	$ 46.90		$ 44.20		$ 51.75

Total Return
Total investment return based on net asset value(e)	8.35	%†*	(7.32	)%*‡	(.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,971		$93,108		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.82	%^	.85%		.71	%^
Expenses, before waivers/reimbursements(f)	.83	%^	.85%		.71	%^
Net investment income (loss)	(.01	)%(b)†^	(.40	)%(b)	(1.06	)%^
Portfolio turnover rate	32%		70%		61%

See	footnote summary on page 42.

AB SMALL CAP GROWTH PORTFOLIO •	41

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Includes $.08 per share attributed to third party regulatory settlements.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e., operation, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to that Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended January 31, 2017, such waiver amounted to 0.02% annualized for the Fund.

(g)	Commencement of distribution.

†	For the six months ended January 31, 2017 the amount includes a non-recurring refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.02%	.01%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended January 31, 2017 and years ended July 31, 2016, July 31, 2014, July 31, 2013 and July 31, 2012 by 0.02%, 0.02%, 0.01%, 0.08% and 0.01%, respectively.

Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2012 by 0.20%.

Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2016 by 0.01%.

‡	The net asset value and total return include adjustments in accordance with accounting principles generally accepted within the Unites States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

**	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

42	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Bruce K. Aronow(2) , Senior Vice President

N. Kumar Kirpalani(2), Vice President

Samantha S. Lau(2) , Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Mr. Bruce K. Aronow, Mr. N. Kumar Kirpalani, Ms. Samantha S. Lau and Mr. Wen-Tse Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

AB SMALL CAP GROWTH PORTFOLIO •	43

Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and

44	• AB SMALL CAP GROWTH PORTFOLIO

conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the

AB SMALL CAP GROWTH PORTFOLIO •	45

Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

46	• AB SMALL CAP GROWTH PORTFOLIO

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for

AB SMALL CAP GROWTH PORTFOLIO •	47

coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

48	• AB SMALL CAP GROWTH PORTFOLIO

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

AB SMALL CAP GROWTH PORTFOLIO •	49

AB Family of Funds

NOTES

50	• AB SMALL CAP GROWTH PORTFOLIO

NOTES

AB SMALL CAP GROWTH PORTFOLIO •	51

NOTES

52	• AB SMALL CAP GROWTH PORTFOLIO

AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

SCG-0152-0117

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 29, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 29, 2017